Prospectus
April 30, 2025
State Street Institutional
Investment Trust
State Street Target Retirement 2025 Fund
Class I (SSBRX) Class K (SSBSX) Class R3 (SSAHX)
State Street Target Retirement 2030 Fund
Class I (SSBWX) Class K (SSBYX) Class R3 (SSAJX)
State Street Target Retirement 2035 Fund
Class I (SSCJX) Class K (SSCKX) Class R3 (SSAZX)
State Street Target Retirement 2040 Fund
Class I (SSCNX) Class K (SSCQX) Class R3 (SSAKX)
State Street Target Retirement 2045 Fund
Class I (SSDDX) Class K (SSDEX) Class R3 (SSAOX)
State Street Target Retirement 2050 Fund
Class I (SSDJX) Class K (SSDLX) Class R3 (SSAUX)
State Street Target Retirement 2055 Fund
Class I (SSDOX) Class K (SSDQX) Class R3 (SSAWX)
State Street Target Retirement 2060 Fund
Class I (SSDWX) Class K (SSDYX) Class R3 (SSAYX)
State Street Target Retirement 2065 Fund
Class I (SSFJX) Class K (SSFKX) Class R3 (SSFPX)
State Street Target Retirement 2070 Fund
Class I (SSGQX) Class K (SSGNX) Class R3 (SSGUX)
State Street Target Retirement Fund
Class I (SSFNX) Class K (SSFOX) Class R3 (SSFQX)
The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
An investment in any of the Funds offered by this Prospectus is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Each Fund may offer multiple classes of shares. This Prospectus covers only the Class I, Class K and Class R3 Shares of the applicable Funds.

State Street Target Retirement 2025 Fund
Investment Objective
The investment objective of the State Street Target Retirement 2025 Fund (the “Target Retirement 2025 Fund” or the “Fund”) is to seek capital growth and income over the long term.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
	Class I	Class K	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class K	Class R3
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.00%	0.00%	0.25%
Other Expenses[1]	0.27%	0.07%	0.32%
Acquired Fund Fees and Expenses	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	0.42%	0.22%	0.72%
Less Fee Waivers and/or Expense Reimbursements[2]	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.29%	0.09%	0.59%

Other Expenses have been restated to reflect current fees for Class I shares.

The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2026 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with approval of the Fund's Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$30	$122	$222	$517
Class K	$9	$58	$111	$267
Class R3	$60	$217	$388	$882
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, manages the Target Retirement 2025 Fund using a proprietary asset allocation strategy. The Fund is a “fund of funds” that invests in a combination of mutual funds and ETFs sponsored by the Adviser or its affiliates (the “Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.
The Fund is intended for investors expecting to retire around the year 2025 and who are likely to stop making new investments in the Fund at that time. The Fund is designed for an investor who plans to withdraw the value of the investor's account gradually following that date. The Adviser seeks to optimize the Fund's “glide path” for the wealth accumulation, wealth preservation, and income generation phases of retirement planning and includes adjustments in the critical years immediately preceding and following the retirement date. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not to eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. A fund intended for investors who have already achieved retirement age would typically invest a greater portion of its assets in bonds and cash items, with a relatively smaller allocation to equity securities.
The Underlying Funds employ a wide array of investment styles. For example, the Underlying Funds can buy and sell common stocks of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage- and asset-backed securities, commodities, real estate and money market instruments. They may hold U.S. or non-U.S. investments. The Underlying Funds may use derivative instruments of any kind, including futures contracts, forward currency contracts, credit default swaps, interest rate swaps and commodities-related derivatives. Derivatives may be used by an Underlying Fund for hedging or risk management purposes, as a substitute for direct investment, or otherwise to seek to enhance the Underlying Fund's total return.

The glide path depicted in the chart below shows how the Fund's strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.

Allocation (%)
100
75
50
25
0
45
40
35
30
25
20
15
10
5
0
-5
-10
Years to Retirement
High Yield Bonds
Long-term U.S. Treasury Bonds
Short-term Treasury Bonds
Short-term Corporate Bonds
Real Estate (REITs)
Commodities
Broad U.S. Bonds
Intermediate TIPS
Large U.S. Stocks
Small/Mid-Cap U.S. Stocks
International Stocks
Stock/Bond Split

The glide path shows the Fund's long term strategic target allocations. The Fund's actual allocations may differ. The Adviser periodically reviews the Fund's target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations when it believes doing so is appropriate to pursue the Fund's investment objective. The glide path is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.
The following table shows the Fund's strategic target allocations to the Underlying Funds as of the date of this Prospectus.
Underlying Funds	Target Retirement 2025 Fund
State Street Equity 500 Index II Portfolio	20.80%
State Street Small/Mid Cap Equity Index Portfolio	2.73%
State Street Global All Cap Equity ex-U.S. Index Portfolio	14.85%
State Street Aggregate Bond Index Portfolio	20.75%
SPDR Bloomberg 1-10 Year TIPS ETF	18.00%
SPDR Bloomberg High Yield Bond ETF	7.00%
SPDR Dow Jones Global Real Estate ETF	5.00%
SPDR Portfolio Long Term Treasury ETF	0.00%
SDPR Portfolio Intermediate Term Treasury ETF	0.00%
SPDR Portfolio Short Term Treasury ETF	5.90%
SPDR Portfolio Short Term Corporate Bond ETF	1.47%
SDPR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	3.50%

The Fund's actual allocations are expected to differ over time. The Adviser periodically reviews the Fund's target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund's investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund's allocations may be available on its website:  www.ssga.com.
Principal Risks
The Fund is subject to the following principal risks. You could lose money by investing in the Fund. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund may not achieve its investment objective. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate portfolio growth or income at and through your retirement. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both. The risks described below may arise out of the Fund's direct investments or the Fund's investments in one or more of the Underlying Funds. All or a portion of the Underlying Funds are managed pursuant to a passive investment strategy, while the Fund is managed pursuant to an active investment strategy. You will find additional information about each Underlying Fund's risks in its prospectus and SAI.
Asset Allocation Risk: The Fund's investment performance depends upon the successful allocation by the Adviser of the Fund's assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that the Adviser's allocation techniques and decisions will produce the desired results.
Risk of Investment in Other Pools: When the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The investment policies of the other pool may not be the same as those of the Fund; as a result, an investment in the other pool may be subject to additional or different risks than those to which the Fund is typically subject. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.
Target Date Assumptions Risk: This is the risk that assumptions and forecasts used by the Adviser in developing the Fund's asset allocation glide path are not in line with actual future investment returns and participant savings activities, which could result in losses near, at, or after the target date year or could result in the Fund not providing adequate income at and through retirement.
Longevity Risk: This is the risk that you will outlive your retirement assets.
Below Investment-Grade Securities Risk: Lower-quality debt securities (“high yield” or “junk” bonds) are considered predominantly speculative, and can involve a substantially greater risk of default than higher quality debt securities. Issuers of lower-quality debt securities may have substantially greater risk of insolvency or bankruptcy than issuers of higher-quality debt securities. They can be illiquid, and their values can have significant volatility and may decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Commodities Risk: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value (“NAV”) of Fund Shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
Currency Risk: The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and delays, restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility, and changes in the values of foreign currencies against the U.S. dollar may result in substantial declines in the values of the Fund's assets denominated in foreign currencies.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. During periods when interest rates are at low levels, the Fund's yield can be low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis). To the extent that interest rates fall, certain underlying obligations may be paid off substantially faster than originally anticipated. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Depositary Receipts Risk: Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. To the extent the Fund invests in depositary receipts based on securities included in the Index, such differences in prices may increase index tracking risk.
Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, that changes in the value of a derivative transaction may not correlate perfectly with the underlying asset, and that the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.
Emerging Markets Risk: Risks of investing in emerging markets include, among others, greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, increased potential for market manipulation, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, less stringent investor protection and disclosure standards, less developed public health systems, and less developed legal systems. There is also the potential for unfavorable action such as expropriation, nationalization, embargoes, and acts of war. The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.
Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Geographic Focus Risk: The performance of a fund that invests significantly in one or more countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a fund that does not invest significantly in such countries or regions.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Inflation Risk: Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a fund's assets can decline. Inflation rates may change frequently and drastically as a result of various factors and the Fund's investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders' investments in the Fund. As such, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk.
Inflation-Indexed Securities Risk: The principal amount of an inflation-indexed security typically increases with inflation and decreases with deflation, as measured by a specified index. It is possible that, in a period of declining inflation rates, the Fund could receive at maturity less than the initial principal amount of an inflation-indexed security. Changes in the values of inflation-indexed securities may be difficult to predict, and it is possible that an investment in such securities will have an effect different from that anticipated by the Adviser.
IPO Risk: The Fund may at times have the opportunity to invest in securities offered in initial public offerings (“IPOs”). IPOs involve companies that have no public operating history and therefore entail more risk than established public companies. The prices of securities offered in IPOs can have significant volatility and the Fund may lose money on an investment in such securities. IPO investments in which other clients of the Adviser invest may not be made available to the Fund.

Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.
Large Transactions Risk: To the extent a large proportion of the shares of the Fund are held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that these shareholders will purchase or redeem Fund Shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Large shareholder transactions could adversely affect the ability of the Fund to conduct its investment program.
Liquidity Risk: Lack of a ready market, stressed market conditions, or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may also limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid investments and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Management Risk: The Fund is actively managed. The Adviser's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser's investment techniques and decisions will produce the desired results.
Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, trade policy changes or disputes, the threat or actual imposition of tariffs, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Modeling Risk: The Adviser uses quantitative models in an effort to enhance returns and manage risk. Any imperfections, errors or limitations in these models could limit any benefit to the Fund from the use of the models, or could result in incorrect outputs or in investment outcomes different from or opposite to those expected or desired by the Adviser. There can be no assurance that the models will behave as expected in all market conditions. In addition, computer programming used to create quantitative models, or the data on which such models operate, might contain one or more errors.
Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. The liquidity of mortgage-related and asset-backed securities may change over time. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.
Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent that the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.
Real Estate Sector Risk: An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.
REIT Risk: Real estate investment trusts (“REITs”) are subject to the risks associated with investing in the securities of real property companies. In particular, REITs may be affected by changes in the values of the underlying properties that they own or operate. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee's ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.
Restricted Securities Risk: The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.
Small-, Mid- and Micro-Capitalization Securities Risk: The securities of small-, mid- and micro-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of smaller companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of smaller issuers may be illiquid or may be restricted as to resale, and their values may have significant volatility. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. Returns on investments in securities of small-, mid- and micro-capitalization companies could trail the returns on investments in securities of larger companies.
Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's Shares to decrease, perhaps significantly.
U.S. Government Securities Risk: Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”) may be chartered or sponsored by Congress, they are not funded by Congres sional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks.
U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's U.S. Treasury obligations to decline.
Valuation Risk: Certain portfolio holdings may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. Investors who purchase or redeem Fund Shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the holding(s) or had used a different valuation methodology.
When-Issued, TBA and Delayed Delivery Securities Risk: The Fund may purchase securities on a when-issued, to-be-announced (“TBA”) or delayed delivery basis and may purchase securities on a forward commitment basis. The purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchase of securities on a when-issued, TBA, delayed delivery, or forward commitment basis may give rise to investment leverage, and may result in increased volatility of the Fund's NAV. Default by, or bankruptcy of, a counterparty to a when-issued, TBA or delayed delivery transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction. The Financial Industry Regulatory Authority, Inc. (“FINRA”) imposes mandatory margin requirements for certain types of when-issued, delayed delivery or forward commitment transactions (including TBA transactions), with limited exceptions. Such transactions require mandatory collateralization which may increase the cost of such transactions and impose added operational complexity.
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns from year-to-year and by showing how the Fund's average annual returns for the periods indicated compared with those of a broad measure of market performance and those of a composite of accounts with similar investment objectives (the “Composite Index”). The Composite Index is a custom composite which comprises each index tracked by the Underlying Funds of the Fund. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors and that measures the performance of the large-cap sector of the market. The bar chart shows how the Class I shares' returns have varied for each full calendar year shown. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (800) 997-7327 or by visiting our website at  www.ssga.com.
Annual Total Returns (years ended 12/31)

	Returns	Quarter/Year
Highest Quarterly Return	13.51%	Q2 2020
Lowest Quarterly Return	-12.49%	Q1 2020

Average Annual Total Returns (for periods ended 12/31/24)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are only shown for Class I and after tax returns will vary for other share classes. Except for differences in returns resulting from differences in fees, expenses, and sales charges (as applicable), all share classes would have substantially similar returns because all share classes invest in the same portfolio of securities.
	One Year	Five Years	Ten Years
Class I
Return Before Taxes	8.76%	5.67%	6.39%
Return After Taxes on Distributions	6.56%	3.86%	4.86%
Return After Taxes on Distributions and Sale of Fund Shares	5.76%	3.91%	4.59%
Class K Returns Before Taxes	8.92%	5.93%	6.53%
Class R3 Returns Before Taxes	8.27%	5.40%	6.00%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
State Street Target Retirement 2025 Composite Index (reflects no deduction for fees, expenses or taxes)	8.84%	5.96%	6.61%
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
The professionals primarily responsible for the day-to-day management of the Fund are Seamus Quinn and Michael Narkiewicz. Mr. Quinn has served as a portfolio manager of the Fund since 2022 and Mr. Narkiewicz has served as a portfolio manager of the Fund since 2018.
Seamus Quinn, CFA, CAIA, is a Principal of the Adviser and a Portfolio Manager in the Investment Solutions Group. He joined the Adviser in 2012.
Michael Narkiewicz is a Vice President of the Adviser and a Senior Portfolio Manager in the Investment Solutions Group. He joined the Adviser in 2013.
Purchase and Sale of Fund Shares
Purchase Minimums
The Fund's initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.
Class I
To establish an account	None
To add to an existing account	None
Class K
To establish an account	None
To add to an existing account	None
Class R3
To establish an account	None
To add to an existing account	None
You may purchase or redeem Fund Shares on any day the Fund is open for business.

Written Requests and Wire Transfers. You may purchase or redeem Fund Shares by written request or wire transfer.
Written requests should be sent to:
By Mail:
State Street Funds
P.O. Box 219737
Kansas City, MO 64121-9737
By Overnight/Registered, Express, Certified Mail:
State Street Funds
801 Pennsylvania Avenue, Suite 219737
Kansas City, MO 64105-1307
By Intermediary:
If you wish to purchase or redeem Fund Shares through a broker, bank or other financial intermediary (“Financial Intermediary”), please contact that Financial Intermediary directly. Your Financial Intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open. Financial Intermediaries may contact SS&C GIDS, Inc. at (877) 332-6207 or via email at nsccresearch@dstsystems.com with questions.
Tax Information
The Fund's distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or IRA. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other Financial Intermediary (such as a bank), the Adviser or its affiliates may pay the Financial Intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary's website for more information.

State Street Target Retirement 2030 Fund
Investment Objective
The investment objective of the State Street Target Retirement 2030 Fund (the “Target Retirement 2030 Fund” or the “Fund”) is to seek capital growth and income over the long term.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
	Class I	Class K	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class K	Class R3
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.00%	0.00%	0.25%
Other Expenses[1]	0.27%	0.07%	0.32%
Acquired Fund Fees and Expenses	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	0.39%	0.19%	0.69%
Less Fee Waivers and/or Expense Reimbursements[2]	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.29%	0.09%	0.59%
1
Other Expenses have been restated to reflect current fees for Class I shares.
2
The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2026 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with approval of the Fund's Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$30	$115	$209	$483
Class K	$9	$51	$97	$233
Class R3	$60	$211	$374	$849
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, manages the Target Retirement 2030 Fund using a proprietary asset allocation strategy. The Fund is a “fund of funds” that invests in a combination of mutual funds and ETFs sponsored by the Adviser or its affiliates (the “Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.
The Fund is intended for investors expecting to retire around the year 2030 and who are likely to stop making new investments in the Fund at that time. The Fund is designed for an investor who plans to withdraw the value of the investor's account gradually following that date. The Adviser seeks to optimize the Fund's “glide path” for the wealth accumulation, wealth preservation, and income generation phases of retirement planning and includes adjustments in the critical years immediately preceding and following the retirement date. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not to eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. A fund intended for investors who have already achieved retirement age would typically invest a greater portion of its assets in bonds and cash items, with a relatively smaller allocation to equity securities.
The Underlying Funds employ a wide array of investment styles. For example, the Underlying Funds can buy and sell common stocks of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage- and asset-backed securities, commodities, real estate and money market instruments. They may hold U.S. or non-U.S. investments. The Underlying Funds may use derivative instruments of any kind, including futures contracts, forward currency contracts, credit default swaps, interest rate swaps and commodities-related derivatives. Derivatives may be used by an Underlying Fund for hedging or risk management purposes, as a substitute for direct investment, or otherwise to seek to enhance the Underlying Fund's total return.

The glide path depicted in the chart below shows how the Fund's strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.

The glide path shows the Fund's long term strategic target allocations. The Fund's actual allocations may differ. The Adviser periodically reviews the Fund's target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations when it believes doing so is appropriate to pursue the Fund's investment objective. The glide path is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.
The following table shows the Fund's strategic target allocations to the Underlying Funds as of the date of this Prospectus.
Underlying Funds	Target Retirement 2030 Fund
State Street Equity 500 Index II Portfolio	28.99%
State Street Small/Mid Cap Equity Index Portfolio	4.51%
State Street Global All Cap Equity ex-U.S. Index Portfolio	23.07%
State Street Aggregate Bond Index Portfolio	19.43%
SPDR Bloomberg 1-10 Year TIPS ETF	9.94%
SPDR Bloomberg High Yield Bond ETF	6.26%
SPDR Dow Jones Global Real Estate ETF	2.63%
SPDR Portfolio Long Term Treasury ETF	4.75%
SDPR Portfolio Intermediate Term Treasury ETF	0.00%
SPDR Portfolio Short Term Treasury ETF	0.20%
SPDR Portfolio Short Term Corporate Bond ETF	0.05%
SDPR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	0.18%

The Fund's actual allocations are expected to differ over time. The Adviser periodically reviews the Fund's target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund's investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund's allocations may be available on its website:  www.ssga.com.
Principal Risks
The Fund is subject to the following principal risks. You could lose money by investing in the Fund. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund may not achieve its investment objective. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate portfolio growth or income at and through your retirement. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both. The risks described below may arise out of the Fund's direct investments or the Fund's investments in one or more of the Underlying Funds. All or a portion of the Underlying Funds are managed pursuant to a passive investment strategy, while the Fund is managed pursuant to an active investment strategy. You will find additional information about each Underlying Fund's risks in its prospectus and SAI.
Asset Allocation Risk: The Fund's investment performance depends upon the successful allocation by the Adviser of the Fund's assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that the Adviser's allocation techniques and decisions will produce the desired results.
Risk of Investment in Other Pools: When the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The investment policies of the other pool may not be the same as those of the Fund; as a result, an investment in the other pool may be subject to additional or different risks than those to which the Fund is typically subject. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.
Target Date Assumptions Risk: This is the risk that assumptions and forecasts used by the Adviser in developing the Fund's asset allocation glide path are not in line with actual future investment returns and participant savings activities, which could result in losses near, at, or after the target date year or could result in the Fund not providing adequate income at and through retirement.
Longevity Risk: This is the risk that you will outlive your retirement assets.
Below Investment-Grade Securities Risk: Lower-quality debt securities (“high yield” or “junk” bonds) are considered predominantly speculative, and can involve a substantially greater risk of default than higher quality debt securities. Issuers of lower-quality debt securities may have substantially greater risk of insolvency or bankruptcy than issuers of higher-quality debt securities. They can be illiquid, and their values can have significant volatility and may decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Commodities Risk: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value (“NAV”) of Fund Shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
Currency Risk: The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and delays, restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility, and changes in the values of foreign currencies against the U.S. dollar may result in substantial declines in the values of the Fund's assets denominated in foreign currencies.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. During periods when interest rates are at low levels, the Fund's yield can be low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis). To the extent that interest rates fall, certain underlying obligations may be paid off substantially faster than originally anticipated. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Depositary Receipts Risk: Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. To the extent the Fund invests in depositary receipts based on securities included in the Index, such differences in prices may increase index tracking risk.
Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, that changes in the value of a derivative transaction may not correlate perfectly with the underlying asset, and that the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.
Emerging Markets Risk: Risks of investing in emerging markets include, among others, greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, increased potential for market manipulation, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, less stringent investor protection and disclosure standards, less developed public health systems, and less developed legal systems. There is also the potential for unfavorable action such as expropriation, nationalization, embargoes, and acts of war. The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.
Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Geographic Focus Risk: The performance of a fund that invests significantly in one or more countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a fund that does not invest significantly in such countries or regions.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Inflation Risk: Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a fund's assets can decline. Inflation rates may change frequently and drastically as a result of various factors and the Fund's investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders' investments in the Fund. As such, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk.
Inflation-Indexed Securities Risk: The principal amount of an inflation-indexed security typically increases with inflation and decreases with deflation, as measured by a specified index. It is possible that, in a period of declining inflation rates, the Fund could receive at maturity less than the initial principal amount of an inflation-indexed security. Changes in the values of inflation-indexed securities may be difficult to predict, and it is possible that an investment in such securities will have an effect different from that anticipated by the Adviser.
IPO Risk: The Fund may at times have the opportunity to invest in securities offered in initial public offerings (“IPOs”). IPOs involve companies that have no public operating history and therefore entail more risk than established public companies. The prices of securities offered in IPOs can have significant volatility and the Fund may lose money on an investment in such securities. IPO investments in which other clients of the Adviser invest may not be made available to the Fund.

Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.
Large Transactions Risk: To the extent a large proportion of the shares of the Fund are held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that these shareholders will purchase or redeem Fund Shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Large shareholder transactions could adversely affect the ability of the Fund to conduct its investment program.
Liquidity Risk: Lack of a ready market, stressed market conditions, or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may also limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid investments and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Management Risk: The Fund is actively managed. The Adviser's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser's investment techniques and decisions will produce the desired results.
Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, trade policy changes or disputes, the threat or actual imposition of tariffs, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Modeling Risk: The Adviser uses quantitative models in an effort to enhance returns and manage risk. Any imperfections, errors or limitations in these models could limit any benefit to the Fund from the use of the models, or could result in incorrect outputs or in investment outcomes different from or opposite to those expected or desired by the Adviser. There can be no assurance that the models will behave as expected in all market conditions. In addition, computer programming used to create quantitative models, or the data on which such models operate, might contain one or more errors.
Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. The liquidity of mortgage-related and asset-backed securities may change over time. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.
Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent that the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.
Real Estate Sector Risk: An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.
REIT Risk: Real estate investment trusts (“REITs”) are subject to the risks associated with investing in the securities of real property companies. In particular, REITs may be affected by changes in the values of the underlying properties that they own or operate. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee's ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.
Restricted Securities Risk: The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.
Small-, Mid- and Micro-Capitalization Securities Risk: The securities of small-, mid- and micro-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of smaller companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of smaller issuers may be illiquid or may be restricted as to resale, and their values may have significant volatility. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. Returns on investments in securities of small-, mid- and micro-capitalization companies could trail the returns on investments in securities of larger companies.
Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's Shares to decrease, perhaps significantly.
U.S. Government Securities Risk: Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”) may be chartered or sponsored by Congress, they are not funded by Congres sional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks.
U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's U.S. Treasury obligations to decline.
Valuation Risk: Certain portfolio holdings may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. Investors who purchase or redeem Fund Shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the holding(s) or had used a different valuation methodology.
When-Issued, TBA and Delayed Delivery Securities Risk: The Fund may purchase securities on a when-issued, to-be-announced (“TBA”) or delayed delivery basis and may purchase securities on a forward commitment basis. The purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchase of securities on a when-issued, TBA, delayed delivery, or forward commitment basis may give rise to investment leverage, and may result in increased volatility of the Fund's NAV. Default by, or bankruptcy of, a counterparty to a when-issued, TBA or delayed delivery transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction. The Financial Industry Regulatory Authority, Inc. (“FINRA”) imposes mandatory margin requirements for certain types of when-issued, delayed delivery or forward commitment transactions (including TBA transactions), with limited exceptions. Such transactions require mandatory collateralization which may increase the cost of such transactions and impose added operational complexity.
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns from year-to-year and by showing how the Fund's average annual returns for the periods indicated compared with those of a broad measure of market performance and those of a composite of accounts with similar investment objectives (the “Composite Index”). The Composite Index is a custom composite which comprises each index tracked by the Underlying Funds of the Fund. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors and that measures the performance of the large-cap sector of the market. The bar chart shows how the Class I shares' returns have varied for each full calendar year shown. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (800) 997-7327 or by visiting our website at  www.ssga.com.
Annual Total Returns (years ended 12/31)

	Returns	Quarter/Year
Highest Quarterly Return	15.28%	Q2 2020
Lowest Quarterly Return	-13.54%	Q1 2020

Average Annual Total Returns (for periods ended 12/31/24)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are only shown for Class I and after tax returns will vary for other share classes. Except for differences in returns resulting from differences in fees, expenses, and sales charges (as applicable), all share classes would have substantially similar returns because all share classes invest in the same portfolio of securities.
	One Year	Five Years	Ten Years
Class I
Return Before Taxes	9.80%	6.44%	7.02%
Return After Taxes on Distributions	7.93%	4.87%	5.71%
Return After Taxes on Distributions and Sale of Fund Shares	6.53%	4.68%	5.29%
Class K Returns Before Taxes	9.97%	6.66%	7.14%
Class R3 Returns Before Taxes	9.50%	6.14%	6.62%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
State Street Target Retirement 2030 Composite Index (reflects no deduction for fees, expenses or taxes)	9.99%	6.69%	7.21%
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
The professionals primarily responsible for the day-to-day management of the Fund are Seamus Quinn and Michael Narkiewicz. Mr. Quinn has served as a portfolio manager of the Fund since 2022 and Mr. Narkiewicz has served as a portfolio manager of the Fund since 2018.
Seamus Quinn, CFA, CAIA, is a Principal of the Adviser and a Portfolio Manager in the Investment Solutions Group. He joined the Adviser in 2012.
Michael Narkiewicz is a Vice President of the Adviser and a Senior Portfolio Manager in the Investment Solutions Group. He joined the Adviser in 2013.
Purchase and Sale of Fund Shares
Purchase Minimums
The Fund's initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.
Class I
To establish an account	None
To add to an existing account	None
Class K
To establish an account	None
To add to an existing account	None
Class R3
To establish an account	None
To add to an existing account	None
You may purchase or redeem Fund Shares on any day the Fund is open for business.

Written Requests and Wire Transfers. You may purchase or redeem Fund Shares by written request or wire transfer.
Written requests should be sent to:
By Mail:
State Street Funds
P.O. Box 219737
Kansas City, MO 64121-9737
By Overnight/Registered, Express, Certified Mail:
State Street Funds
801 Pennsylvania Avenue, Suite 219737
Kansas City, MO 64105-1307
By Intermediary:
If you wish to purchase or redeem Fund Shares through a broker, bank or other financial intermediary (“Financial Intermediary”), please contact that Financial Intermediary directly. Your Financial Intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open. Financial Intermediaries may contact SS&C GIDS, Inc. at (877) 332-6207 or via email at nsccresearch@dstsystems.com with questions.
Tax Information
The Fund's distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or IRA. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other Financial Intermediary (such as a bank), the Adviser or its affiliates may pay the Financial Intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary's website for more information.

State Street Target Retirement 2035 Fund
Investment Objective
The investment objective of the State Street Target Retirement 2035 Fund (the “Target Retirement 2035 Fund” or the “Fund”) is to seek capital growth and income over the long term.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
	Class I	Class K	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class K	Class R3
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.00%	0.00%	0.25%
Other Expenses[1]	0.27%	0.07%	0.32%
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	0.37%	0.17%	0.67%
Less Fee Waivers and/or Expense Reimbursements[2]	(0.08%)	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.29%	0.09%	0.59%
1
Other Expenses have been restated to reflect current fees for Class I shares.
2
The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2026 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with approval of the Fund's Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$30	$111	$200	$460
Class K	$9	$47	$88	$209
Class R3	$60	$206	$365	$827
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, manages the Target Retirement 2035 Fund using a proprietary asset allocation strategy. The Fund is a “fund of funds” that invests in a combination of mutual funds and ETFs sponsored by the Adviser or its affiliates (the “Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.
The Fund is intended for investors expecting to retire around the year 2035 and who are likely to stop making new investments in the Fund at that time. The Fund is designed for an investor who plans to withdraw the value of the investor's account gradually following that date. The Adviser seeks to optimize the Fund's “glide path” for the wealth accumulation, wealth preservation, and income generation phases of retirement planning and includes adjustments in the critical years immediately preceding and following the retirement date. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not to eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. A fund intended for investors who have already achieved retirement age would typically invest a greater portion of its assets in bonds and cash items, with a relatively smaller allocation to equity securities.
The Underlying Funds employ a wide array of investment styles. For example, the Underlying Funds can buy and sell common stocks of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage- and asset-backed securities, commodities, real estate and money market instruments. They may hold U.S. or non-U.S. investments. The Underlying Funds may use derivative instruments of any kind, including futures contracts, forward currency contracts, credit default swaps, interest rate swaps and commodities-related derivatives. Derivatives may be used by an Underlying Fund for hedging or risk management purposes, as a substitute for direct investment, or otherwise to seek to enhance the Underlying Fund's total return.

The glide path depicted in the chart below shows how the Fund's strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.

The glide path shows the Fund's long term strategic target allocations. The Fund's actual allocations may differ. The Adviser periodically reviews the Fund's target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations when it believes doing so is appropriate to pursue the Fund's investment objective. The glide path is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.
The following table shows the Fund's strategic target allocations to the Underlying Funds as of the date of this Prospectus.
Underlying Funds	Target Retirement 2035 Fund
State Street Equity 500 Index II Portfolio	33.54%
State Street Small/Mid Cap Equity Index Portfolio	6.19%
State Street Global All Cap Equity ex-U.S. Index Portfolio	29.27%
State Street Aggregate Bond Index Portfolio	15.84%
SPDR Bloomberg 1-10 Year TIPS ETF	0.50%
SPDR Bloomberg High Yield Bond ETF	4.79%
SPDR Dow Jones Global Real Estate ETF	0.13%
SPDR Portfolio Long Term Treasury ETF	9.75%
SDPR Portfolio Intermediate Term Treasury ETF	0.00%
SPDR Portfolio Short Term Treasury ETF	0.00%
SPDR Portfolio Short Term Corporate Bond ETF	0.00%
SDPR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	0.00%

The Fund's actual allocations are expected to differ over time. The Adviser periodically reviews the Fund's target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund's investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund's allocations may be available on its website:  www.ssga.com.
Principal Risks
The Fund is subject to the following principal risks. You could lose money by investing in the Fund. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund may not achieve its investment objective. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate portfolio growth or income at and through your retirement. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both. The risks described below may arise out of the Fund's direct investments or the Fund's investments in one or more of the Underlying Funds. All or a portion of the Underlying Funds are managed pursuant to a passive investment strategy, while the Fund is managed pursuant to an active investment strategy. You will find additional information about each Underlying Fund's risks in its prospectus and SAI.
Asset Allocation Risk: The Fund's investment performance depends upon the successful allocation by the Adviser of the Fund's assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that the Adviser's allocation techniques and decisions will produce the desired results.
Risk of Investment in Other Pools: When the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The investment policies of the other pool may not be the same as those of the Fund; as a result, an investment in the other pool may be subject to additional or different risks than those to which the Fund is typically subject. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.
Target Date Assumptions Risk: This is the risk that assumptions and forecasts used by the Adviser in developing the Fund's asset allocation glide path are not in line with actual future investment returns and participant savings activities, which could result in losses near, at, or after the target date year or could result in the Fund not providing adequate income at and through retirement.
Longevity Risk: This is the risk that you will outlive your retirement assets.
Below Investment-Grade Securities Risk: Lower-quality debt securities (“high yield” or “junk” bonds) are considered predominantly speculative, and can involve a substantially greater risk of default than higher quality debt securities. Issuers of lower-quality debt securities may have substantially greater risk of insolvency or bankruptcy than issuers of higher-quality debt securities. They can be illiquid, and their values can have significant volatility and may decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Commodities Risk: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value (“NAV”) of Fund Shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
Currency Risk: The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and delays, restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility, and changes in the values of foreign currencies against the U.S. dollar may result in substantial declines in the values of the Fund's assets denominated in foreign currencies.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. During periods when interest rates are at low levels, the Fund's yield can be low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis). To the extent that interest rates fall, certain underlying obligations may be paid off substantially faster than originally anticipated. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Depositary Receipts Risk: Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. To the extent the Fund invests in depositary receipts based on securities included in the Index, such differences in prices may increase index tracking risk.
Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, that changes in the value of a derivative transaction may not correlate perfectly with the underlying asset, and that the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.
Emerging Markets Risk: Risks of investing in emerging markets include, among others, greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, increased potential for market manipulation, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, less stringent investor protection and disclosure standards, less developed public health systems, and less developed legal systems. There is also the potential for unfavorable action such as expropriation, nationalization, embargoes, and acts of war. The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.
Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Geographic Focus Risk: The performance of a fund that invests significantly in one or more countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a fund that does not invest significantly in such countries or regions.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Inflation Risk: Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a fund's assets can decline. Inflation rates may change frequently and drastically as a result of various factors and the Fund's investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders' investments in the Fund. As such, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk.
Inflation-Indexed Securities Risk: The principal amount of an inflation-indexed security typically increases with inflation and decreases with deflation, as measured by a specified index. It is possible that, in a period of declining inflation rates, the Fund could receive at maturity less than the initial principal amount of an inflation-indexed security. Changes in the values of inflation-indexed securities may be difficult to predict, and it is possible that an investment in such securities will have an effect different from that anticipated by the Adviser.
IPO Risk: The Fund may at times have the opportunity to invest in securities offered in initial public offerings (“IPOs”). IPOs involve companies that have no public operating history and therefore entail more risk than established public companies. The prices of securities offered in IPOs can have significant volatility and the Fund may lose money on an investment in such securities. IPO investments in which other clients of the Adviser invest may not be made available to the Fund.

Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.
Large Transactions Risk: To the extent a large proportion of the shares of the Fund are held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that these shareholders will purchase or redeem Fund Shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Large shareholder transactions could adversely affect the ability of the Fund to conduct its investment program.
Liquidity Risk: Lack of a ready market, stressed market conditions, or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may also limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid investments and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Management Risk: The Fund is actively managed. The Adviser's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser's investment techniques and decisions will produce the desired results.
Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, trade policy changes or disputes, the threat or actual imposition of tariffs, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Modeling Risk: The Adviser uses quantitative models in an effort to enhance returns and manage risk. Any imperfections, errors or limitations in these models could limit any benefit to the Fund from the use of the models, or could result in incorrect outputs or in investment outcomes different from or opposite to those expected or desired by the Adviser. There can be no assurance that the models will behave as expected in all market conditions. In addition, computer programming used to create quantitative models, or the data on which such models operate, might contain one or more errors.
Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. The liquidity of mortgage-related and asset-backed securities may change over time. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.
Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent that the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.
Real Estate Sector Risk: An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.
REIT Risk: Real estate investment trusts (“REITs”) are subject to the risks associated with investing in the securities of real property companies. In particular, REITs may be affected by changes in the values of the underlying properties that they own or operate. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee's ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.
Restricted Securities Risk: The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.
Small-, Mid- and Micro-Capitalization Securities Risk: The securities of small-, mid- and micro-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of smaller companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of smaller issuers may be illiquid or may be restricted as to resale, and their values may have significant volatility. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. Returns on investments in securities of small-, mid- and micro-capitalization companies could trail the returns on investments in securities of larger companies.
Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's Shares to decrease, perhaps significantly.
U.S. Government Securities Risk: Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”) may be chartered or sponsored by Congress, they are not funded by Congres sional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks.
U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's U.S. Treasury obligations to decline.
Valuation Risk: Certain portfolio holdings may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. Investors who purchase or redeem Fund Shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the holding(s) or had used a different valuation methodology.
When-Issued, TBA and Delayed Delivery Securities Risk: The Fund may purchase securities on a when-issued, to-be-announced (“TBA”) or delayed delivery basis and may purchase securities on a forward commitment basis. The purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchase of securities on a when-issued, TBA, delayed delivery, or forward commitment basis may give rise to investment leverage, and may result in increased volatility of the Fund's NAV. Default by, or bankruptcy of, a counterparty to a when-issued, TBA or delayed delivery transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction. The Financial Industry Regulatory Authority, Inc. (“FINRA”) imposes mandatory margin requirements for certain types of when-issued, delayed delivery or forward commitment transactions (including TBA transactions), with limited exceptions. Such transactions require mandatory collateralization which may increase the cost of such transactions and impose added operational complexity.
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns from year-to-year and by showing how the Fund's average annual returns for the periods indicated compared with those of a broad measure of market performance and those of a composite of accounts with similar investment objectives (the “Composite Index”). The Composite Index is a custom composite which comprises each index tracked by the Underlying Funds of the Fund. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors and that measures the performance of the large-cap sector of the market. The bar chart shows how the Class I shares' returns have varied for each full calendar year shown. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (800) 997-7327 or by visiting our website at  www.ssga.com.
Annual Total Returns (years ended 12/31)

	Returns	Quarter/Year
Highest Quarterly Return	16.53%	Q2 2020
Lowest Quarterly Return	-15.07%	Q1 2020

Average Annual Total Returns (for periods ended 12/31/24)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are only shown for Class I and after tax returns will vary for other share classes. Except for differences in returns resulting from differences in fees, expenses, and sales charges (as applicable), all share classes would have substantially similar returns because all share classes invest in the same portfolio of securities.
	One Year	Five Years	Ten Years
Class I
Return Before Taxes	10.49%	6.81%	7.37%
Return After Taxes on Distributions	8.84%	5.39%	6.17%
Return After Taxes on Distributions and Sale of Fund Shares	6.89%	5.03%	5.63%
Class K Returns Before Taxes	10.62%	7.08%	7.54%
Class R3 Returns Before Taxes	10.05%	6.55%	7.00%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
State Street Target Retirement 2035 Composite Index (reflects no deduction for fees, expenses or taxes)	10.67%	7.12%	7.59%
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
The professionals primarily responsible for the day-to-day management of the Fund are Seamus Quinn and Michael Narkiewicz. Mr. Quinn has served as a portfolio manager of the Fund since 2022 and Mr. Narkiewicz has served as a portfolio manager of the Fund since 2018.
Seamus Quinn, CFA, CAIA, is a Principal of the Adviser and a Portfolio Manager in the Investment Solutions Group. He joined the Adviser in 2012.
Michael Narkiewicz is a Vice President of the Adviser and a Senior Portfolio Manager in the Investment Solutions Group. He joined the Adviser in 2013.
Purchase and Sale of Fund Shares
Purchase Minimums
The Fund's initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.
Class I
To establish an account	None
To add to an existing account	None
Class K
To establish an account	None
To add to an existing account	None
Class R3
To establish an account	None
To add to an existing account	None
You may purchase or redeem Fund Shares on any day the Fund is open for business.

Written Requests and Wire Transfers. You may purchase or redeem Fund Shares by written request or wire transfer.
Written requests should be sent to:
By Mail:
State Street Funds
P.O. Box 219737
Kansas City, MO 64121-9737
By Overnight/Registered, Express, Certified Mail:
State Street Funds
801 Pennsylvania Avenue, Suite 219737
Kansas City, MO 64105-1307
By Intermediary:
If you wish to purchase or redeem Fund Shares through a broker, bank or other financial intermediary (“Financial Intermediary”), please contact that Financial Intermediary directly. Your Financial Intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open. Financial Intermediaries may contact SS&C GIDS, Inc. at (877) 332-6207 or via email at nsccresearch@dstsystems.com with questions.
Tax Information
The Fund's distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or IRA. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other Financial Intermediary (such as a bank), the Adviser or its affiliates may pay the Financial Intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary's website for more information.

State Street Target Retirement 2040 Fund
Investment Objective
The investment objective of the State Street Target Retirement 2040 Fund (the “Target Retirement 2040 Fund” or the “Fund”) is to seek capital growth and income over the long term.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
	Class I	Class K	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class K	Class R3
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.00%	0.00%	0.25%
Other Expenses[1]	0.27%	0.07%	0.32%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	0.35%	0.15%	0.65%
Less Fee Waivers and/or Expense Reimbursements[2]	(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.29%	0.09%	0.59%
1
Other Expenses have been restated to reflect current fees for Class I shares.
2
The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2026 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with approval of the Fund's Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$30	$106	$190	$437
Class K	$9	$42	$79	$186
Class R3	$60	$202	$356	$805
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, manages the Target Retirement 2040 Fund using a proprietary asset allocation strategy. The Fund is a “fund of funds” that invests in a combination of mutual funds and ETFs sponsored by the Adviser or its affiliates (the “Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.
The Fund is intended for investors expecting to retire around the year 2040 and who are likely to stop making new investments in the Fund at that time. The Fund is designed for an investor who plans to withdraw the value of the investor's account gradually following that date. The Adviser seeks to optimize the Fund's “glide path” for the wealth accumulation, wealth preservation, and income generation phases of retirement planning and includes adjustments in the critical years immediately preceding and following the retirement date. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not to eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. A fund intended for investors who have already achieved retirement age would typically invest a greater portion of its assets in bonds and cash items, with a relatively smaller allocation to equity securities.
The Underlying Funds employ a wide array of investment styles. For example, the Underlying Funds can buy and sell common stocks of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage- and asset-backed securities, commodities, real estate and money market instruments. They may hold U.S. or non-U.S. investments. The Underlying Funds may use derivative instruments of any kind, including futures contracts, forward currency contracts, credit default swaps, interest rate swaps and commodities-related derivatives. Derivatives may be used by an Underlying Fund for hedging or risk management purposes, as a substitute for direct investment, or otherwise to seek to enhance the Underlying Fund's total return.

The glide path depicted in the chart below shows how the Fund's strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.

The glide path shows the Fund's long term strategic target allocations. The Fund's actual allocations may differ. The Adviser periodically reviews the Fund's target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations when it believes doing so is appropriate to pursue the Fund's investment objective. The glide path is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.
The following table shows the Fund's strategic target allocations to the Underlying Funds as of the date of this Prospectus.
Underlying Funds	Target Retirement 2040 Fund
State Street Equity 500 Index II Portfolio	36.16%
State Street Small/Mid Cap Equity Index Portfolio	7.90%
State Street Global All Cap Equity ex-U.S. Index Portfolio	32.57%
State Street Aggregate Bond Index Portfolio	11.39%
SPDR Bloomberg 1-10 Year TIPS ETF	0.00%
SPDR Bloomberg High Yield Bond ETF	1.98%
SPDR Dow Jones Global Real Estate ETF	0.00%
SPDR Portfolio Long Term Treasury ETF	10.00%
SDPR Portfolio Intermediate Term Treasury ETF	0.00%
SPDR Portfolio Short Term Treasury ETF	0.00%
SPDR Portfolio Short Term Corporate Bond ETF	0.00%
SDPR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	0.00%

The Fund's actual allocations are expected to differ over time. The Adviser periodically reviews the Fund's target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund's investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund's allocations may be available on its website:  www.ssga.com.
Principal Risks
The Fund is subject to the following principal risks. You could lose money by investing in the Fund. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund may not achieve its investment objective. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate portfolio growth or income at and through your retirement. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both. The risks described below may arise out of the Fund's direct investments or the Fund's investments in one or more of the Underlying Funds. All or a portion of the Underlying Funds are managed pursuant to a passive investment strategy, while the Fund is managed pursuant to an active investment strategy. You will find additional information about each Underlying Fund's risks in its prospectus and SAI.
Asset Allocation Risk: The Fund's investment performance depends upon the successful allocation by the Adviser of the Fund's assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that the Adviser's allocation techniques and decisions will produce the desired results.
Risk of Investment in Other Pools: When the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The investment policies of the other pool may not be the same as those of the Fund; as a result, an investment in the other pool may be subject to additional or different risks than those to which the Fund is typically subject. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.
Target Date Assumptions Risk: This is the risk that assumptions and forecasts used by the Adviser in developing the Fund's asset allocation glide path are not in line with actual future investment returns and participant savings activities, which could result in losses near, at, or after the target date year or could result in the Fund not providing adequate income at and through retirement.
Longevity Risk: This is the risk that you will outlive your retirement assets.
Below Investment-Grade Securities Risk: Lower-quality debt securities (“high yield” or “junk” bonds) are considered predominantly speculative, and can involve a substantially greater risk of default than higher quality debt securities. Issuers of lower-quality debt securities may have substantially greater risk of insolvency or bankruptcy than issuers of higher-quality debt securities. They can be illiquid, and their values can have significant volatility and may decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Commodities Risk: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value (“NAV”) of Fund Shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
Currency Risk: The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and delays, restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility, and changes in the values of foreign currencies against the U.S. dollar may result in substantial declines in the values of the Fund's assets denominated in foreign currencies.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. During periods when interest rates are at low levels, the Fund's yield can be low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis). To the extent that interest rates fall, certain underlying obligations may be paid off substantially faster than originally anticipated. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Depositary Receipts Risk: Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. To the extent the Fund invests in depositary receipts based on securities included in the Index, such differences in prices may increase index tracking risk.
Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, that changes in the value of a derivative transaction may not correlate perfectly with the underlying asset, and that the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.
Emerging Markets Risk: Risks of investing in emerging markets include, among others, greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, increased potential for market manipulation, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, less stringent investor protection and disclosure standards, less developed public health systems, and less developed legal systems. There is also the potential for unfavorable action such as expropriation, nationalization, embargoes, and acts of war. The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.
Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Geographic Focus Risk: The performance of a fund that invests significantly in one or more countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a fund that does not invest significantly in such countries or regions.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Inflation Risk: Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a fund's assets can decline. Inflation rates may change frequently and drastically as a result of various factors and the Fund's investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders' investments in the Fund. As such, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk.
Inflation-Indexed Securities Risk: The principal amount of an inflation-indexed security typically increases with inflation and decreases with deflation, as measured by a specified index. It is possible that, in a period of declining inflation rates, the Fund could receive at maturity less than the initial principal amount of an inflation-indexed security. Changes in the values of inflation-indexed securities may be difficult to predict, and it is possible that an investment in such securities will have an effect different from that anticipated by the Adviser.
IPO Risk: The Fund may at times have the opportunity to invest in securities offered in initial public offerings (“IPOs”). IPOs involve companies that have no public operating history and therefore entail more risk than established public companies. The prices of securities offered in IPOs can have significant volatility and the Fund may lose money on an investment in such securities. IPO investments in which other clients of the Adviser invest may not be made available to the Fund.

Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.
Large Transactions Risk: To the extent a large proportion of the shares of the Fund are held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that these shareholders will purchase or redeem Fund Shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Large shareholder transactions could adversely affect the ability of the Fund to conduct its investment program.
Liquidity Risk: Lack of a ready market, stressed market conditions, or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may also limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid investments and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Management Risk: The Fund is actively managed. The Adviser's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser's investment techniques and decisions will produce the desired results.
Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, trade policy changes or disputes, the threat or actual imposition of tariffs, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Modeling Risk: The Adviser uses quantitative models in an effort to enhance returns and manage risk. Any imperfections, errors or limitations in these models could limit any benefit to the Fund from the use of the models, or could result in incorrect outputs or in investment outcomes different from or opposite to those expected or desired by the Adviser. There can be no assurance that the models will behave as expected in all market conditions. In addition, computer programming used to create quantitative models, or the data on which such models operate, might contain one or more errors.
Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. The liquidity of mortgage-related and asset-backed securities may change over time. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.
Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent that the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.
Real Estate Sector Risk: An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.
REIT Risk: Real estate investment trusts (“REITs”) are subject to the risks associated with investing in the securities of real property companies. In particular, REITs may be affected by changes in the values of the underlying properties that they own or operate. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee's ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.
Restricted Securities Risk: The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.
Small-, Mid- and Micro-Capitalization Securities Risk: The securities of small-, mid- and micro-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of smaller companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of smaller issuers may be illiquid or may be restricted as to resale, and their values may have significant volatility. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. Returns on investments in securities of small-, mid- and micro-capitalization companies could trail the returns on investments in securities of larger companies.
Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's Shares to decrease, perhaps significantly.
U.S. Government Securities Risk: Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”) may be chartered or sponsored by Congress, they are not funded by Congres sional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks.
U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's U.S. Treasury obligations to decline.
Valuation Risk: Certain portfolio holdings may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. Investors who purchase or redeem Fund Shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the holding(s) or had used a different valuation methodology.
When-Issued, TBA and Delayed Delivery Securities Risk: The Fund may purchase securities on a when-issued, to-be-announced (“TBA”) or delayed delivery basis and may purchase securities on a forward commitment basis. The purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchase of securities on a when-issued, TBA, delayed delivery, or forward commitment basis may give rise to investment leverage, and may result in increased volatility of the Fund's NAV. Default by, or bankruptcy of, a counterparty to a when-issued, TBA or delayed delivery transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction. The Financial Industry Regulatory Authority, Inc. (“FINRA”) imposes mandatory margin requirements for certain types of when-issued, delayed delivery or forward commitment transactions (including TBA transactions), with limited exceptions. Such transactions require mandatory collateralization which may increase the cost of such transactions and impose added operational complexity.
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns from year-to-year and by showing how the Fund's average annual returns for the periods indicated compared with those of a broad measure of market performance and those of a composite of accounts with similar investment objectives (the “Composite Index”). The Composite Index is a custom composite which comprises each index tracked by the Underlying Funds of the Fund. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors and that measures the performance of the large-cap sector of the market. The bar chart shows how the Class I shares' returns have varied for each full calendar year shown. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (800) 997-7327 or by visiting our website at  www.ssga.com.
Annual Total Returns (years ended 12/31)

	Returns	Quarter/Year
Highest Quarterly Return	17.61%	Q2 2020
Lowest Quarterly Return	-16.52%	Q1 2020

Average Annual Total Returns (for periods ended 12/31/24)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are only shown for Class I and after tax returns will vary for other share classes. Except for differences in returns resulting from differences in fees, expenses, and sales charges (as applicable), all share classes would have substantially similar returns because all share classes invest in the same portfolio of securities.
	One Year	Five Years	Ten Years
Class I
Return Before Taxes	11.24%	7.18%	7.68%
Return After Taxes on Distributions	9.75%	5.82%	6.52%
Return After Taxes on Distributions and Sale of Fund Shares	7.31%	5.36%	5.92%
Class K Returns Before Taxes	11.40%	7.56%	7.87%
Class R3 Returns Before Taxes	10.83%	7.02%	7.33%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
State Street Target Retirement 2040 Composite Index (reflects no deduction for fees, expenses or taxes)	11.47%	7.58%	7.94%
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
The professionals primarily responsible for the day-to-day management of the Fund are Seamus Quinn and Michael Narkiewicz. Mr. Quinn has served as a portfolio manager of the Fund since 2022 and Mr. Narkiewicz has served as a portfolio manager of the Fund since 2018.
Seamus Quinn, CFA, CAIA, is a Principal of the Adviser and a Portfolio Manager in the Investment Solutions Group. He joined the Adviser in 2012.
Michael Narkiewicz is a Vice President of the Adviser and a Senior Portfolio Manager in the Investment Solutions Group. He joined the Adviser in 2013.
Purchase and Sale of Fund Shares
Purchase Minimums
The Fund's initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.
Class I
To establish an account	None
To add to an existing account	None
Class K
To establish an account	None
To add to an existing account	None
Class R3
To establish an account	None
To add to an existing account	None
You may purchase or redeem Fund Shares on any day the Fund is open for business.

Written Requests and Wire Transfers. You may purchase or redeem Fund Shares by written request or wire transfer.
Written requests should be sent to:
By Mail:
State Street Funds
P.O. Box 219737
Kansas City, MO 64121-9737
By Overnight/Registered, Express, Certified Mail:
State Street Funds
801 Pennsylvania Avenue, Suite 219737
Kansas City, MO 64105-1307
By Intermediary:
If you wish to purchase or redeem Fund Shares through a broker, bank or other financial intermediary (“Financial Intermediary”), please contact that Financial Intermediary directly. Your Financial Intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open. Financial Intermediaries may contact SS&C GIDS, Inc. at (877) 332-6207 or via email at nsccresearch@dstsystems.com with questions.
Tax Information
The Fund's distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or IRA. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other Financial Intermediary (such as a bank), the Adviser or its affiliates may pay the Financial Intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary's website for more information.

State Street Target Retirement 2045 Fund
Investment Objective
The investment objective of the State Street Target Retirement 2045 Fund (the “Target Retirement 2045 Fund” or the “Fund”) is to seek capital growth and income over the long term.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
	Class I	Class K	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class K	Class R3
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.00%	0.00%	0.25%
Other Expenses[1]	0.28%	0.08%	0.33%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	0.36%	0.16%	0.66%
Less Fee Waivers and/or Expense Reimbursements[2]	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.29%	0.09%	0.59%
1
Other Expenses have been restated to reflect current fees for Class I shares.
2
The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2026 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with approval of the Fund's Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$30	$109	$195	$449
Class K	$9	$44	$83	$198
Class R3	$60	$204	$361	$816
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, manages the Target Retirement 2045 Fund using a proprietary asset allocation strategy. The Fund is a “fund of funds” that invests in a combination of mutual funds and ETFs sponsored by the Adviser or its affiliates (the “Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.
The Fund is intended for investors expecting to retire around the year 2045 and who are likely to stop making new investments in the Fund at that time. The Fund is designed for an investor who plans to withdraw the value of the investor's account gradually following that date. The Adviser seeks to optimize the Fund's “glide path” for the wealth accumulation, wealth preservation, and income generation phases of retirement planning and includes adjustments in the critical years immediately preceding and following the retirement date. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not to eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. A fund intended for investors who have already achieved retirement age would typically invest a greater portion of its assets in bonds and cash items, with a relatively smaller allocation to equity securities.
The Underlying Funds employ a wide array of investment styles. For example, the Underlying Funds can buy and sell common stocks of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage- and asset-backed securities, commodities, real estate and money market instruments. They may hold U.S. or non-U.S. investments. The Underlying Funds may use derivative instruments of any kind, including futures contracts, forward currency contracts, credit default swaps, interest rate swaps and commodities-related derivatives. Derivatives may be used by an Underlying Fund for hedging or risk management purposes, as a substitute for direct investment, or otherwise to seek to enhance the Underlying Fund's total return.

The glide path depicted in the chart below shows how the Fund's strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.

The glide path shows the Fund's long term strategic target allocations. The Fund's actual allocations may differ. The Adviser periodically reviews the Fund's target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations when it believes doing so is appropriate to pursue the Fund's investment objective. The glide path is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.
The following table shows the Fund's strategic target allocations to the Underlying Funds as of the date of this Prospectus.
Underlying Funds	Target Retirement 2045 Fund
State Street Equity 500 Index II Portfolio	37.79%
State Street Small/Mid Cap Equity Index Portfolio	9.79%
State Street Global All Cap Equity ex-U.S. Index Portfolio	35.17%
State Street Aggregate Bond Index Portfolio	7.25%
SPDR Bloomberg 1-10 Year TIPS ETF	0.00%
SPDR Bloomberg High Yield Bond ETF	0.00%
SPDR Dow Jones Global Real Estate ETF	0.00%
SPDR Portfolio Long Term Treasury ETF	10.00%
SDPR Portfolio Intermediate Term Treasury ETF	0.00%
SPDR Portfolio Short Term Treasury ETF	0.00%
SPDR Portfolio Short Term Corporate Bond ETF	0.00%
SDPR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	0.00%

The Fund's actual allocations are expected to differ over time. The Adviser periodically reviews the Fund's target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund's investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund's allocations may be available on its website:  www.ssga.com.
Principal Risks
The Fund is subject to the following principal risks. You could lose money by investing in the Fund. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund may not achieve its investment objective. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate portfolio growth or income at and through your retirement. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both. The risks described below may arise out of the Fund's direct investments or the Fund's investments in one or more of the Underlying Funds. All or a portion of the Underlying Funds are managed pursuant to a passive investment strategy, while the Fund is managed pursuant to an active investment strategy. You will find additional information about each Underlying Fund's risks in its prospectus and SAI.
Asset Allocation Risk: The Fund's investment performance depends upon the successful allocation by the Adviser of the Fund's assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that the Adviser's allocation techniques and decisions will produce the desired results.
Risk of Investment in Other Pools: When the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The investment policies of the other pool may not be the same as those of the Fund; as a result, an investment in the other pool may be subject to additional or different risks than those to which the Fund is typically subject. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.
Target Date Assumptions Risk: This is the risk that assumptions and forecasts used by the Adviser in developing the Fund's asset allocation glide path are not in line with actual future investment returns and participant savings activities, which could result in losses near, at, or after the target date year or could result in the Fund not providing adequate income at and through retirement.
Longevity Risk: This is the risk that you will outlive your retirement assets.
Below Investment-Grade Securities Risk: Lower-quality debt securities (“high yield” or “junk” bonds) are considered predominantly speculative, and can involve a substantially greater risk of default than higher quality debt securities. Issuers of lower-quality debt securities may have substantially greater risk of insolvency or bankruptcy than issuers of higher-quality debt securities. They can be illiquid, and their values can have significant volatility and may decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Commodities Risk: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value (“NAV”) of Fund Shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
Currency Risk: The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and delays, restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility, and changes in the values of foreign currencies against the U.S. dollar may result in substantial declines in the values of the Fund's assets denominated in foreign currencies.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. During periods when interest rates are at low levels, the Fund's yield can be low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis). To the extent that interest rates fall, certain underlying obligations may be paid off substantially faster than originally anticipated. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Depositary Receipts Risk: Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. To the extent the Fund invests in depositary receipts based on securities included in the Index, such differences in prices may increase index tracking risk.
Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, that changes in the value of a derivative transaction may not correlate perfectly with the underlying asset, and that the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.
Emerging Markets Risk: Risks of investing in emerging markets include, among others, greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, increased potential for market manipulation, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, less stringent investor protection and disclosure standards, less developed public health systems, and less developed legal systems. There is also the potential for unfavorable action such as expropriation, nationalization, embargoes, and acts of war. The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.
Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Geographic Focus Risk: The performance of a fund that invests significantly in one or more countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a fund that does not invest significantly in such countries or regions.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Inflation Risk: Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a fund's assets can decline. Inflation rates may change frequently and drastically as a result of various factors and the Fund's investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders' investments in the Fund. As such, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk.
Inflation-Indexed Securities Risk: The principal amount of an inflation-indexed security typically increases with inflation and decreases with deflation, as measured by a specified index. It is possible that, in a period of declining inflation rates, the Fund could receive at maturity less than the initial principal amount of an inflation-indexed security. Changes in the values of inflation-indexed securities may be difficult to predict, and it is possible that an investment in such securities will have an effect different from that anticipated by the Adviser.
IPO Risk: The Fund may at times have the opportunity to invest in securities offered in initial public offerings (“IPOs”). IPOs involve companies that have no public operating history and therefore entail more risk than established public companies. The prices of securities offered in IPOs can have significant volatility and the Fund may lose money on an investment in such securities. IPO investments in which other clients of the Adviser invest may not be made available to the Fund.

Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.
Large Transactions Risk: To the extent a large proportion of the shares of the Fund are held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that these shareholders will purchase or redeem Fund Shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Large shareholder transactions could adversely affect the ability of the Fund to conduct its investment program.
Liquidity Risk: Lack of a ready market, stressed market conditions, or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may also limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid investments and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Management Risk: The Fund is actively managed. The Adviser's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser's investment techniques and decisions will produce the desired results.
Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, trade policy changes or disputes, the threat or actual imposition of tariffs, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Modeling Risk: The Adviser uses quantitative models in an effort to enhance returns and manage risk. Any imperfections, errors or limitations in these models could limit any benefit to the Fund from the use of the models, or could result in incorrect outputs or in investment outcomes different from or opposite to those expected or desired by the Adviser. There can be no assurance that the models will behave as expected in all market conditions. In addition, computer programming used to create quantitative models, or the data on which such models operate, might contain one or more errors.
Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. The liquidity of mortgage-related and asset-backed securities may change over time. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.
Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent that the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.
Real Estate Sector Risk: An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.
REIT Risk: Real estate investment trusts (“REITs”) are subject to the risks associated with investing in the securities of real property companies. In particular, REITs may be affected by changes in the values of the underlying properties that they own or operate. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee's ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.
Restricted Securities Risk: The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.
Small-, Mid- and Micro-Capitalization Securities Risk: The securities of small-, mid- and micro-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of smaller companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of smaller issuers may be illiquid or may be restricted as to resale, and their values may have significant volatility. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. Returns on investments in securities of small-, mid- and micro-capitalization companies could trail the returns on investments in securities of larger companies.
Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's Shares to decrease, perhaps significantly.
U.S. Government Securities Risk: Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”) may be chartered or sponsored by Congress, they are not funded by Congres sional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks.
U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's U.S. Treasury obligations to decline.
Valuation Risk: Certain portfolio holdings may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. Investors who purchase or redeem Fund Shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the holding(s) or had used a different valuation methodology.
When-Issued, TBA and Delayed Delivery Securities Risk: The Fund may purchase securities on a when-issued, to-be-announced (“TBA”) or delayed delivery basis and may purchase securities on a forward commitment basis. The purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchase of securities on a when-issued, TBA, delayed delivery, or forward commitment basis may give rise to investment leverage, and may result in increased volatility of the Fund's NAV. Default by, or bankruptcy of, a counterparty to a when-issued, TBA or delayed delivery transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction. The Financial Industry Regulatory Authority, Inc. (“FINRA”) imposes mandatory margin requirements for certain types of when-issued, delayed delivery or forward commitment transactions (including TBA transactions), with limited exceptions. Such transactions require mandatory collateralization which may increase the cost of such transactions and impose added operational complexity.
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns from year-to-year and by showing how the Fund's average annual returns for the periods indicated compared with those of a broad measure of market performance and those of a composite of accounts with similar investment objectives (the “Composite Index”). The Composite Index is a custom composite which comprises each index tracked by the Underlying Funds of the Fund. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors and that measures the performance of the large-cap sector of the market. The bar chart shows how the Class I shares' returns have varied for each full calendar year shown. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (800) 997-7327 or by visiting our website at  www.ssga.com.
Annual Total Returns (years ended 12/31)

	Returns	Quarter/Year
Highest Quarterly Return	18.68%	Q2 2020
Lowest Quarterly Return	-17.92%	Q1 2020

Average Annual Total Returns (for periods ended 12/31/24)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are only shown for Class I and after tax returns will vary for other share classes. Except for differences in returns resulting from differences in fees, expenses, and sales charges (as applicable), all share classes would have substantially similar returns because all share classes invest in the same portfolio of securities.
	One Year	Five Years	Ten Years
Class I
Return Before Taxes	11.84%	7.69%	8.04%
Return After Taxes on Distributions	10.44%	6.44%	6.95%
Return After Taxes on Distributions and Sale of Fund Shares	7.74%	5.81%	6.25%
Class K Returns Before Taxes	12.00%	7.94%	8.17%
Class R3 Returns Before Taxes	11.43%	7.39%	7.63%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
State Street Target Retirement 2045 Composite Index (reflects no deduction for fees, expenses or taxes)	12.09%	7.98%	8.25%
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
The professionals primarily responsible for the day-to-day management of the Fund are Seamus Quinn and Michael Narkiewicz. Mr. Quinn has served as a portfolio manager of the Fund since 2022 and Mr. Narkiewicz has served as a portfolio manager of the Fund since 2018.
Seamus Quinn, CFA, CAIA, is a Principal of the Adviser and a Portfolio Manager in the Investment Solutions Group. He joined the Adviser in 2012.
Michael Narkiewicz is a Vice President of the Adviser and a Senior Portfolio Manager in the Investment Solutions Group. He joined the Adviser in 2013.
Purchase and Sale of Fund Shares
Purchase Minimums
The Fund's initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.
Class I
To establish an account	None
To add to an existing account	None
Class K
To establish an account	None
To add to an existing account	None
Class R3
To establish an account	None
To add to an existing account	None
You may purchase or redeem Fund Shares on any day the Fund is open for business.

Written Requests and Wire Transfers. You may purchase or redeem Fund Shares by written request or wire transfer.
Written requests should be sent to:
By Mail:
State Street Funds
P.O. Box 219737
Kansas City, MO 64121-9737
By Overnight/Registered, Express, Certified Mail:
State Street Funds
801 Pennsylvania Avenue, Suite 219737
Kansas City, MO 64105-1307
By Intermediary:
If you wish to purchase or redeem Fund Shares through a broker, bank or other financial intermediary (“Financial Intermediary”), please contact that Financial Intermediary directly. Your Financial Intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open. Financial Intermediaries may contact SS&C GIDS, Inc. at (877) 332-6207 or via email at nsccresearch@dstsystems.com with questions.
Tax Information
The Fund's distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or IRA. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other Financial Intermediary (such as a bank), the Adviser or its affiliates may pay the Financial Intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary's website for more information.

State Street Target Retirement 2050 Fund
Investment Objective
The investment objective of the State Street Target Retirement 2050 Fund (the “Target Retirement 2050 Fund” or the “Fund”) is to seek capital growth and income over the long term.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
	Class I	Class K	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class K	Class R3
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.00%	0.00%	0.25%
Other Expenses[1]	0.28%	0.08%	0.33%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	0.36%	0.16%	0.66%
Less Fee Waivers and/or Expense Reimbursements[2]	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.29%	0.09%	0.59%
1
Other Expenses have been restated to reflect current fees for Class I shares.
2
The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2026 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with approval of the Fund's Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$30	$109	$195	$449
Class K	$9	$44	$83	$198
Class R3	$60	$204	$361	$816
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, manages the Target Retirement 2050 Fund using a proprietary asset allocation strategy. The Fund is a “fund of funds” that invests in a combination of mutual funds and ETFs sponsored by the Adviser or its affiliates (the “Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.
The Fund is intended for investors expecting to retire around the year 2050 and who are likely to stop making new investments in the Fund at that time. The Fund is designed for an investor who plans to withdraw the value of the investor's account gradually following that date. The Adviser seeks to optimize the Fund's “glide path” for the wealth accumulation, wealth preservation, and income generation phases of retirement planning and includes adjustments in the critical years immediately preceding and following the retirement date. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not to eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. A fund intended for investors who have already achieved retirement age would typically invest a greater portion of its assets in bonds and cash items, with a relatively smaller allocation to equity securities.
The Underlying Funds employ a wide array of investment styles. For example, the Underlying Funds can buy and sell common stocks of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage- and asset-backed securities, commodities, real estate and money market instruments. They may hold U.S. or non-U.S. investments. The Underlying Funds may use derivative instruments of any kind, including futures contracts, forward currency contracts, credit default swaps, interest rate swaps and commodities-related derivatives. Derivatives may be used by an Underlying Fund for hedging or risk management purposes, as a substitute for direct investment, or otherwise to seek to enhance the Underlying Fund's total return.

The glide path depicted in the chart below shows how the Fund's strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.

The glide path shows the Fund's long term strategic target allocations. The Fund's actual allocations may differ. The Adviser periodically reviews the Fund's target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations when it believes doing so is appropriate to pursue the Fund's investment objective. The glide path is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.
The following table shows the Fund's strategic target allocations to the Underlying Funds as of the date of this Prospectus.
Underlying Funds	Target Retirement 2050 Fund
State Street Equity 500 Index II Portfolio	38.57%
State Street Small/Mid Cap Equity Index Portfolio	11.88%
State Street Global All Cap Equity ex-U.S. Index Portfolio	37.29%
State Street Aggregate Bond Index Portfolio	2.25%
SPDR Bloomberg 1-10 Year TIPS ETF	0.00%
SPDR Bloomberg High Yield Bond ETF	0.00%
SPDR Dow Jones Global Real Estate ETF	0.00%
SPDR Portfolio Long Term Treasury ETF	10.00%
SDPR Portfolio Intermediate Term Treasury ETF	0.00%
SPDR Portfolio Short Term Treasury ETF	0.00%
SPDR Portfolio Short Term Corporate Bond ETF	0.00%
SDPR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	0.00%

The Fund's actual allocations are expected to differ over time. The Adviser periodically reviews the Fund's target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund's investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund's allocations may be available on its website:  www.ssga.com.
Principal Risks
The Fund is subject to the following principal risks. You could lose money by investing in the Fund. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund may not achieve its investment objective. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate portfolio growth or income at and through your retirement. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both. The risks described below may arise out of the Fund's direct investments or the Fund's investments in one or more of the Underlying Funds. All or a portion of the Underlying Funds are managed pursuant to a passive investment strategy, while the Fund is managed pursuant to an active investment strategy. You will find additional information about each Underlying Fund's risks in its prospectus and SAI.
Asset Allocation Risk: The Fund's investment performance depends upon the successful allocation by the Adviser of the Fund's assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that the Adviser's allocation techniques and decisions will produce the desired results.
Risk of Investment in Other Pools: When the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The investment policies of the other pool may not be the same as those of the Fund; as a result, an investment in the other pool may be subject to additional or different risks than those to which the Fund is typically subject. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.
Target Date Assumptions Risk: This is the risk that assumptions and forecasts used by the Adviser in developing the Fund's asset allocation glide path are not in line with actual future investment returns and participant savings activities, which could result in losses near, at, or after the target date year or could result in the Fund not providing adequate income at and through retirement.
Longevity Risk: This is the risk that you will outlive your retirement assets.
Below Investment-Grade Securities Risk: Lower-quality debt securities (“high yield” or “junk” bonds) are considered predominantly speculative, and can involve a substantially greater risk of default than higher quality debt securities. Issuers of lower-quality debt securities may have substantially greater risk of insolvency or bankruptcy than issuers of higher-quality debt securities. They can be illiquid, and their values can have significant volatility and may decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Commodities Risk: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value (“NAV”) of Fund Shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
Currency Risk: The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and delays, restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility, and changes in the values of foreign currencies against the U.S. dollar may result in substantial declines in the values of the Fund's assets denominated in foreign currencies.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. During periods when interest rates are at low levels, the Fund's yield can be low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis). To the extent that interest rates fall, certain underlying obligations may be paid off substantially faster than originally anticipated. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Depositary Receipts Risk: Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. To the extent the Fund invests in depositary receipts based on securities included in the Index, such differences in prices may increase index tracking risk.
Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, that changes in the value of a derivative transaction may not correlate perfectly with the underlying asset, and that the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.
Emerging Markets Risk: Risks of investing in emerging markets include, among others, greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, increased potential for market manipulation, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, less stringent investor protection and disclosure standards, less developed public health systems, and less developed legal systems. There is also the potential for unfavorable action such as expropriation, nationalization, embargoes, and acts of war. The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.
Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Geographic Focus Risk: The performance of a fund that invests significantly in one or more countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a fund that does not invest significantly in such countries or regions.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Inflation Risk: Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a fund's assets can decline. Inflation rates may change frequently and drastically as a result of various factors and the Fund's investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders' investments in the Fund. As such, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk.
Inflation-Indexed Securities Risk: The principal amount of an inflation-indexed security typically increases with inflation and decreases with deflation, as measured by a specified index. It is possible that, in a period of declining inflation rates, the Fund could receive at maturity less than the initial principal amount of an inflation-indexed security. Changes in the values of inflation-indexed securities may be difficult to predict, and it is possible that an investment in such securities will have an effect different from that anticipated by the Adviser.
IPO Risk: The Fund may at times have the opportunity to invest in securities offered in initial public offerings (“IPOs”). IPOs involve companies that have no public operating history and therefore entail more risk than established public companies. The prices of securities offered in IPOs can have significant volatility and the Fund may lose money on an investment in such securities. IPO investments in which other clients of the Adviser invest may not be made available to the Fund.

Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.
Large Transactions Risk: To the extent a large proportion of the shares of the Fund are held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that these shareholders will purchase or redeem Fund Shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Large shareholder transactions could adversely affect the ability of the Fund to conduct its investment program.
Liquidity Risk: Lack of a ready market, stressed market conditions, or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may also limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid investments and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Management Risk: The Fund is actively managed. The Adviser's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser's investment techniques and decisions will produce the desired results.
Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, trade policy changes or disputes, the threat or actual imposition of tariffs, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Modeling Risk: The Adviser uses quantitative models in an effort to enhance returns and manage risk. Any imperfections, errors or limitations in these models could limit any benefit to the Fund from the use of the models, or could result in incorrect outputs or in investment outcomes different from or opposite to those expected or desired by the Adviser. There can be no assurance that the models will behave as expected in all market conditions. In addition, computer programming used to create quantitative models, or the data on which such models operate, might contain one or more errors.
Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. The liquidity of mortgage-related and asset-backed securities may change over time. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.
Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent that the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.
Real Estate Sector Risk: An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.
REIT Risk: Real estate investment trusts (“REITs”) are subject to the risks associated with investing in the securities of real property companies. In particular, REITs may be affected by changes in the values of the underlying properties that they own or operate. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee's ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.
Restricted Securities Risk: The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.
Small-, Mid- and Micro-Capitalization Securities Risk: The securities of small-, mid- and micro-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of smaller companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of smaller issuers may be illiquid or may be restricted as to resale, and their values may have significant volatility. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. Returns on investments in securities of small-, mid- and micro-capitalization companies could trail the returns on investments in securities of larger companies.
Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's Shares to decrease, perhaps significantly.
U.S. Government Securities Risk: Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”) may be chartered or sponsored by Congress, they are not funded by Congres sional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks.
U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's U.S. Treasury obligations to decline.
Valuation Risk: Certain portfolio holdings may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. Investors who purchase or redeem Fund Shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the holding(s) or had used a different valuation methodology.
When-Issued, TBA and Delayed Delivery Securities Risk: The Fund may purchase securities on a when-issued, to-be-announced (“TBA”) or delayed delivery basis and may purchase securities on a forward commitment basis. The purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchase of securities on a when-issued, TBA, delayed delivery, or forward commitment basis may give rise to investment leverage, and may result in increased volatility of the Fund's NAV. Default by, or bankruptcy of, a counterparty to a when-issued, TBA or delayed delivery transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction. The Financial Industry Regulatory Authority, Inc. (“FINRA”) imposes mandatory margin requirements for certain types of when-issued, delayed delivery or forward commitment transactions (including TBA transactions), with limited exceptions. Such transactions require mandatory collateralization which may increase the cost of such transactions and impose added operational complexity.
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns from year-to-year and by showing how the Fund's average annual returns for the periods indicated compared with those of a broad measure of market performance and those of a composite of accounts with similar investment objectives (the “Composite Index”). The Composite Index is a custom composite which comprises each index tracked by the Underlying Funds of the Fund. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors and that measures the performance of the large-cap sector of the market. The bar chart shows how the Class I shares' returns have varied for each full calendar year shown. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (800) 997-7327 or by visiting our website at  www.ssga.com.
Annual Total Returns (years ended 12/31)

	Returns	Quarter/Year
Highest Quarterly Return	19.08%	Q2 2020
Lowest Quarterly Return	-18.49%	Q1 2020

Average Annual Total Returns (for periods ended 12/31/24)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are only shown for Class I and after tax returns will vary for other share classes. Except for differences in returns resulting from differences in fees, expenses, and sales charges (as applicable), all share classes would have substantially similar returns because all share classes invest in the same portfolio of securities.
	One Year	Five Years	Ten Years
Class I
Return Before Taxes	12.38%	7.93%	8.13%
Return After Taxes on Distributions	11.08%	6.72%	7.04%
Return After Taxes on Distributions and Sale of Fund Shares	8.05%	6.01%	6.33%
Class K Returns Before Taxes	12.56%	8.28%	8.32%
Class R3 Returns Before Taxes	11.98%	7.74%	7.77%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
State Street Target Retirement 2050 Composite Index (reflects no deduction for fees, expenses or taxes)	12.69%	8.32%	8.43%
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
The professionals primarily responsible for the day-to-day management of the Fund are Seamus Quinn and Michael Narkiewicz. Mr. Quinn has served as a portfolio manager of the Fund since 2022 and Mr. Narkiewicz has served as a portfolio manager of the Fund since 2018.
Seamus Quinn, CFA, CAIA, is a Principal of the Adviser and a Portfolio Manager in the Investment Solutions Group. He joined the Adviser in 2012.
Michael Narkiewicz is a Vice President of the Adviser and a Senior Portfolio Manager in the Investment Solutions Group. He joined the Adviser in 2013.
Purchase and Sale of Fund Shares
Purchase Minimums
The Fund's initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.
Class I
To establish an account	None
To add to an existing account	None
Class K
To establish an account	None
To add to an existing account	None
Class R3
To establish an account	None
To add to an existing account	None
You may purchase or redeem Fund Shares on any day the Fund is open for business.

Written Requests and Wire Transfers. You may purchase or redeem Fund Shares by written request or wire transfer.
Written requests should be sent to:
By Mail:
State Street Funds
P.O. Box 219737
Kansas City, MO 64121-9737
By Overnight/Registered, Express, Certified Mail:
State Street Funds
801 Pennsylvania Avenue, Suite 219737
Kansas City, MO 64105-1307
By Intermediary:
If you wish to purchase or redeem Fund Shares through a broker, bank or other financial intermediary (“Financial Intermediary”), please contact that Financial Intermediary directly. Your Financial Intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open. Financial Intermediaries may contact SS&C GIDS, Inc. at (877) 332-6207 or via email at nsccresearch@dstsystems.com with questions.
Tax Information
The Fund's distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or IRA. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other Financial Intermediary (such as a bank), the Adviser or its affiliates may pay the Financial Intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary's website for more information.

State Street Target Retirement 2055 Fund
Investment Objective
The investment objective of the State Street Target Retirement 2055 Fund (the “Target Retirement 2055 Fund” or the “Fund”) is to seek capital growth and income over the long term.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
	Class I	Class K	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class K	Class R3
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.00%	0.00%	0.25%
Other Expenses[1]	0.29%	0.09%	0.34%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	0.37%	0.17%	0.67%
Less Fee Waivers and/or Expense Reimbursements[2]	(0.08%)	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.29%	0.09%	0.59%
1
Other Expenses have been restated to reflect current fees for Class I shares.
2
The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2026 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with approval of the Fund's Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$30	$111	$200	$460
Class K	$9	$47	$88	$209
Class R3	$60	$206	$365	$827
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, manages the Target Retirement 2055 Fund using a proprietary asset allocation strategy. The Fund is a “fund of funds” that invests in a combination of mutual funds and ETFs sponsored by the Adviser or its affiliates (the “Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.
The Fund is intended for investors expecting to retire around the year 2055 and who are likely to stop making new investments in the Fund at that time. The Fund is designed for an investor who plans to withdraw the value of the investor's account gradually following that date. The Adviser seeks to optimize the Fund's “glide path” for the wealth accumulation, wealth preservation, and income generation phases of retirement planning and includes adjustments in the critical years immediately preceding and following the retirement date. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not to eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. A fund intended for investors who have already achieved retirement age would typically invest a greater portion of its assets in bonds and cash items, with a relatively smaller allocation to equity securities.
The Underlying Funds employ a wide array of investment styles. For example, the Underlying Funds can buy and sell common stocks of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage- and asset-backed securities, commodities, real estate and money market instruments. They may hold U.S. or non-U.S. investments. The Underlying Funds may use derivative instruments of any kind, including futures contracts, forward currency contracts, credit default swaps, interest rate swaps and commodities-related derivatives. Derivatives may be used by an Underlying Fund for hedging or risk management purposes, as a substitute for direct investment, or otherwise to seek to enhance the Underlying Fund's total return.

The glide path depicted in the chart below shows how the Fund's strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.

The glide path shows the Fund's long term strategic target allocations. The Fund's actual allocations may differ. The Adviser periodically reviews the Fund's target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations when it believes doing so is appropriate to pursue the Fund's investment objective. The glide path is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.
The following table shows the Fund's strategic target allocations to the Underlying Funds as of the date of this Prospectus.
Underlying Funds	Target Retirement 2055 Fund
State Street Equity 500 Index II Portfolio	38.81%
State Street Small/Mid Cap Equity Index Portfolio	12.94%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.25%
State Street Aggregate Bond Index Portfolio	0.00%
SPDR Bloomberg 1-10 Year TIPS ETF	0.00%
SPDR Bloomberg High Yield Bond ETF	0.00%
SPDR Dow Jones Global Real Estate ETF	0.00%
SPDR Portfolio Long Term Treasury ETF	10.00%
SDPR Portfolio Intermediate Term Treasury ETF	0.00%
SPDR Portfolio Short Term Treasury ETF	0.00%
SPDR Portfolio Short Term Corporate Bond ETF	0.00%
SDPR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	0.00%

The Fund's actual allocations are expected to differ over time. The Adviser periodically reviews the Fund's target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund's investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund's allocations may be available on its website:  www.ssga.com.
Principal Risks
The Fund is subject to the following principal risks. You could lose money by investing in the Fund. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund may not achieve its investment objective. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate portfolio growth or income at and through your retirement. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both. The risks described below may arise out of the Fund's direct investments or the Fund's investments in one or more of the Underlying Funds. All or a portion of the Underlying Funds are managed pursuant to a passive investment strategy, while the Fund is managed pursuant to an active investment strategy. You will find additional information about each Underlying Fund's risks in its prospectus and SAI.
Asset Allocation Risk: The Fund's investment performance depends upon the successful allocation by the Adviser of the Fund's assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that the Adviser's allocation techniques and decisions will produce the desired results.
Risk of Investment in Other Pools: When the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The investment policies of the other pool may not be the same as those of the Fund; as a result, an investment in the other pool may be subject to additional or different risks than those to which the Fund is typically subject. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.
Target Date Assumptions Risk: This is the risk that assumptions and forecasts used by the Adviser in developing the Fund's asset allocation glide path are not in line with actual future investment returns and participant savings activities, which could result in losses near, at, or after the target date year or could result in the Fund not providing adequate income at and through retirement.
Longevity Risk: This is the risk that you will outlive your retirement assets.
Below Investment-Grade Securities Risk: Lower-quality debt securities (“high yield” or “junk” bonds) are considered predominantly speculative, and can involve a substantially greater risk of default than higher quality debt securities. Issuers of lower-quality debt securities may have substantially greater risk of insolvency or bankruptcy than issuers of higher-quality debt securities. They can be illiquid, and their values can have significant volatility and may decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Commodities Risk: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value (“NAV”) of Fund Shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
Currency Risk: The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and delays, restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility, and changes in the values of foreign currencies against the U.S. dollar may result in substantial declines in the values of the Fund's assets denominated in foreign currencies.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. During periods when interest rates are at low levels, the Fund's yield can be low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis). To the extent that interest rates fall, certain underlying obligations may be paid off substantially faster than originally anticipated. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Depositary Receipts Risk: Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. To the extent the Fund invests in depositary receipts based on securities included in the Index, such differences in prices may increase index tracking risk.
Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, that changes in the value of a derivative transaction may not correlate perfectly with the underlying asset, and that the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.
Emerging Markets Risk: Risks of investing in emerging markets include, among others, greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, increased potential for market manipulation, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, less stringent investor protection and disclosure standards, less developed public health systems, and less developed legal systems. There is also the potential for unfavorable action such as expropriation, nationalization, embargoes, and acts of war. The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.
Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Geographic Focus Risk: The performance of a fund that invests significantly in one or more countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a fund that does not invest significantly in such countries or regions.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Inflation Risk: Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a fund's assets can decline. Inflation rates may change frequently and drastically as a result of various factors and the Fund's investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders' investments in the Fund. As such, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk.
Inflation-Indexed Securities Risk: The principal amount of an inflation-indexed security typically increases with inflation and decreases with deflation, as measured by a specified index. It is possible that, in a period of declining inflation rates, the Fund could receive at maturity less than the initial principal amount of an inflation-indexed security. Changes in the values of inflation-indexed securities may be difficult to predict, and it is possible that an investment in such securities will have an effect different from that anticipated by the Adviser.
IPO Risk: The Fund may at times have the opportunity to invest in securities offered in initial public offerings (“IPOs”). IPOs involve companies that have no public operating history and therefore entail more risk than established public companies. The prices of securities offered in IPOs can have significant volatility and the Fund may lose money on an investment in such securities. IPO investments in which other clients of the Adviser invest may not be made available to the Fund.

Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.
Large Transactions Risk: To the extent a large proportion of the shares of the Fund are held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that these shareholders will purchase or redeem Fund Shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Large shareholder transactions could adversely affect the ability of the Fund to conduct its investment program.
Liquidity Risk: Lack of a ready market, stressed market conditions, or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may also limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid investments and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Management Risk: The Fund is actively managed. The Adviser's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser's investment techniques and decisions will produce the desired results.
Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, trade policy changes or disputes, the threat or actual imposition of tariffs, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Modeling Risk: The Adviser uses quantitative models in an effort to enhance returns and manage risk. Any imperfections, errors or limitations in these models could limit any benefit to the Fund from the use of the models, or could result in incorrect outputs or in investment outcomes different from or opposite to those expected or desired by the Adviser. There can be no assurance that the models will behave as expected in all market conditions. In addition, computer programming used to create quantitative models, or the data on which such models operate, might contain one or more errors.
Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. The liquidity of mortgage-related and asset-backed securities may change over time. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.
Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent that the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.
Real Estate Sector Risk: An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.
REIT Risk: Real estate investment trusts (“REITs”) are subject to the risks associated with investing in the securities of real property companies. In particular, REITs may be affected by changes in the values of the underlying properties that they own or operate. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee's ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.
Restricted Securities Risk: The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.
Small-, Mid- and Micro-Capitalization Securities Risk: The securities of small-, mid- and micro-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of smaller companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of smaller issuers may be illiquid or may be restricted as to resale, and their values may have significant volatility. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. Returns on investments in securities of small-, mid- and micro-capitalization companies could trail the returns on investments in securities of larger companies.
Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's Shares to decrease, perhaps significantly.
U.S. Government Securities Risk: Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”) may be chartered or sponsored by Congress, they are not funded by Congres sional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks.
U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's U.S. Treasury obligations to decline.
Valuation Risk: Certain portfolio holdings may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. Investors who purchase or redeem Fund Shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the holding(s) or had used a different valuation methodology.
When-Issued, TBA and Delayed Delivery Securities Risk: The Fund may purchase securities on a when-issued, to-be-announced (“TBA”) or delayed delivery basis and may purchase securities on a forward commitment basis. The purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchase of securities on a when-issued, TBA, delayed delivery, or forward commitment basis may give rise to investment leverage, and may result in increased volatility of the Fund's NAV. Default by, or bankruptcy of, a counterparty to a when-issued, TBA or delayed delivery transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction. The Financial Industry Regulatory Authority, Inc. (“FINRA”) imposes mandatory margin requirements for certain types of when-issued, delayed delivery or forward commitment transactions (including TBA transactions), with limited exceptions. Such transactions require mandatory collateralization which may increase the cost of such transactions and impose added operational complexity.
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns from year-to-year and by showing how the Fund's average annual returns for the periods indicated compared with those of a broad measure of market performance and those of a composite of accounts with similar investment objectives (the “Composite Index”). The Composite Index is a custom composite which comprises each index tracked by the Underlying Funds of the Fund. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors and that measures the performance of the large-cap sector of the market. The bar chart shows how the Class I shares' returns have varied for each full calendar year shown. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (800) 997-7327 or by visiting our website at  www.ssga.com.
Annual Total Returns (years ended 12/31)

	Returns	Quarter/Year
Highest Quarterly Return	19.05%	Q2 2020
Lowest Quarterly Return	-18.45%	Q1 2020

Average Annual Total Returns (for periods ended 12/31/24)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are only shown for Class I and after tax returns will vary for other share classes. Except for differences in returns resulting from differences in fees, expenses, and sales charges (as applicable), all share classes would have substantially similar returns because all share classes invest in the same portfolio of securities.
	One Year	Five Years	Ten Years
Class I
Return Before Taxes	12.40%	7.98%	8.20%
Return After Taxes on Distributions	11.15%	6.88%	7.17%
Return After Taxes on Distributions and Sale of Fund Shares	8.04%	6.07%	6.39%
Class K Returns Before Taxes	12.66%	8.29%	8.33%
Class R3 Returns Before Taxes	12.15%	7.75%	7.80%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
State Street Target Retirement 2055 Composite Index (reflects no deduction for fees, expenses or taxes)	12.84%	8.36%	8.45%
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
The professionals primarily responsible for the day-to-day management of the Fund are Seamus Quinn and Michael Narkiewicz. Mr. Quinn has served as a portfolio manager of the Fund since 2022 and Mr. Narkiewicz has served as a portfolio manager of the Fund since 2018.
Seamus Quinn, CFA, CAIA, is a Principal of the Adviser and a Portfolio Manager in the Investment Solutions Group. He joined the Adviser in 2012.
Michael Narkiewicz is a Vice President of the Adviser and a Senior Portfolio Manager in the Investment Solutions Group. He joined the Adviser in 2013.
Purchase and Sale of Fund Shares
Purchase Minimums
The Fund's initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.
Class I
To establish an account	None
To add to an existing account	None
Class K
To establish an account	None
To add to an existing account	None
Class R3
To establish an account	None
To add to an existing account	None
You may purchase or redeem Fund Shares on any day the Fund is open for business.

Written Requests and Wire Transfers. You may purchase or redeem Fund Shares by written request or wire transfer.
Written requests should be sent to:
By Mail:
State Street Funds
P.O. Box 219737
Kansas City, MO 64121-9737
By Overnight/Registered, Express, Certified Mail:
State Street Funds
801 Pennsylvania Avenue, Suite 219737
Kansas City, MO 64105-1307
By Intermediary:
If you wish to purchase or redeem Fund Shares through a broker, bank or other financial intermediary (“Financial Intermediary”), please contact that Financial Intermediary directly. Your Financial Intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open. Financial Intermediaries may contact SS&C GIDS, Inc. at (877) 332-6207 or via email at nsccresearch@dstsystems.com with questions.
Tax Information
The Fund's distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or IRA. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other Financial Intermediary (such as a bank), the Adviser or its affiliates may pay the Financial Intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary's website for more information.

State Street Target Retirement 2060 Fund
Investment Objective
The investment objective of the State Street Target Retirement 2060 Fund (the “Target Retirement 2060 Fund” or the “Fund”) is to seek capital growth and income over the long term.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
	Class I	Class K	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class K	Class R3
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.00%	0.00%	0.25%
Other Expenses[1]	0.31%	0.11%	0.36%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	0.39%	0.19%	0.69%
Less Fee Waivers and/or Expense Reimbursements[2]	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.29%	0.09%	0.59%
1
Other Expenses have been restated to reflect current fees for Class I shares.
2
The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2026 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with approval of the Fund's Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$30	$115	$209	$483
Class K	$9	$51	$97	$233
Class R3	$60	$211	$374	$849
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, manages the Target Retirement 2060 Fund using a proprietary asset allocation strategy. The Fund is a “fund of funds” that invests in a combination of mutual funds and ETFs sponsored by the Adviser or its affiliates (the “Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.
The Fund is intended for investors expecting to retire around the year 2060 and who are likely to stop making new investments in the Fund at that time. The Fund is designed for an investor who plans to withdraw the value of the investor's account gradually following that date. The Adviser seeks to optimize the Fund's “glide path” for the wealth accumulation, wealth preservation, and income generation phases of retirement planning and includes adjustments in the critical years immediately preceding and following the retirement date. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not to eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. A fund intended for investors who have already achieved retirement age would typically invest a greater portion of its assets in bonds and cash items, with a relatively smaller allocation to equity securities.
The Underlying Funds employ a wide array of investment styles. For example, the Underlying Funds can buy and sell common stocks of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage- and asset-backed securities, commodities, real estate and money market instruments. They may hold U.S. or non-U.S. investments. The Underlying Funds may use derivative instruments of any kind, including futures contracts, forward currency contracts, credit default swaps, interest rate swaps and commodities-related derivatives. Derivatives may be used by an Underlying Fund for hedging or risk management purposes, as a substitute for direct investment, or otherwise to seek to enhance the Underlying Fund's total return.

The glide path depicted in the chart below shows how the Fund's strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.

The glide path shows the Fund's long term strategic target allocations. The Fund's actual allocations may differ. The Adviser periodically reviews the Fund's target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations when it believes doing so is appropriate to pursue the Fund's investment objective. The glide path is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.
The following table shows the Fund's strategic target allocations to the Underlying Funds as of the date of this Prospectus.
Underlying Funds	Target Retirement 2060 Fund
State Street Equity 500 Index II Portfolio	38.81%
State Street Small/Mid Cap Equity Index Portfolio	12.94%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.25%
State Street Aggregate Bond Index Portfolio	0.00%
SPDR Bloomberg 1-10 Year TIPS ETF	0.00%
SPDR Bloomberg High Yield Bond ETF	0.00%
SPDR Dow Jones Global Real Estate ETF	0.00%
SPDR Portfolio Long Term Treasury ETF	10.00%
SDPR Portfolio Intermediate Term Treasury ETF	0.00%
SPDR Portfolio Short Term Treasury ETF	0.00%
SPDR Portfolio Short Term Corporate Bond ETF	0.00%
SDPR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	0.00%

The Fund's actual allocations are expected to differ over time. The Adviser periodically reviews the Fund's target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund's investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund's allocations may be available on its website:  www.ssga.com.
Principal Risks
The Fund is subject to the following principal risks. You could lose money by investing in the Fund. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund may not achieve its investment objective. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate portfolio growth or income at and through your retirement. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both. The risks described below may arise out of the Fund's direct investments or the Fund's investments in one or more of the Underlying Funds. All or a portion of the Underlying Funds are managed pursuant to a passive investment strategy, while the Fund is managed pursuant to an active investment strategy. You will find additional information about each Underlying Fund's risks in its prospectus and SAI.
Asset Allocation Risk: The Fund's investment performance depends upon the successful allocation by the Adviser of the Fund's assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that the Adviser's allocation techniques and decisions will produce the desired results.
Risk of Investment in Other Pools: When the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The investment policies of the other pool may not be the same as those of the Fund; as a result, an investment in the other pool may be subject to additional or different risks than those to which the Fund is typically subject. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.
Target Date Assumptions Risk: This is the risk that assumptions and forecasts used by the Adviser in developing the Fund's asset allocation glide path are not in line with actual future investment returns and participant savings activities, which could result in losses near, at, or after the target date year or could result in the Fund not providing adequate income at and through retirement.
Longevity Risk: This is the risk that you will outlive your retirement assets.
Below Investment-Grade Securities Risk: Lower-quality debt securities (“high yield” or “junk” bonds) are considered predominantly speculative, and can involve a substantially greater risk of default than higher quality debt securities. Issuers of lower-quality debt securities may have substantially greater risk of insolvency or bankruptcy than issuers of higher-quality debt securities. They can be illiquid, and their values can have significant volatility and may decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Commodities Risk: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value (“NAV”) of Fund Shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
Currency Risk: The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and delays, restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility, and changes in the values of foreign currencies against the U.S. dollar may result in substantial declines in the values of the Fund's assets denominated in foreign currencies.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. During periods when interest rates are at low levels, the Fund's yield can be low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis). To the extent that interest rates fall, certain underlying obligations may be paid off substantially faster than originally anticipated. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Depositary Receipts Risk: Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. To the extent the Fund invests in depositary receipts based on securities included in the Index, such differences in prices may increase index tracking risk.
Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, that changes in the value of a derivative transaction may not correlate perfectly with the underlying asset, and that the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.
Emerging Markets Risk: Risks of investing in emerging markets include, among others, greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, increased potential for market manipulation, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, less stringent investor protection and disclosure standards, less developed public health systems, and less developed legal systems. There is also the potential for unfavorable action such as expropriation, nationalization, embargoes, and acts of war. The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.
Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Geographic Focus Risk: The performance of a fund that invests significantly in one or more countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a fund that does not invest significantly in such countries or regions.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Inflation Risk: Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a fund's assets can decline. Inflation rates may change frequently and drastically as a result of various factors and the Fund's investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders' investments in the Fund. As such, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk.
Inflation-Indexed Securities Risk: The principal amount of an inflation-indexed security typically increases with inflation and decreases with deflation, as measured by a specified index. It is possible that, in a period of declining inflation rates, the Fund could receive at maturity less than the initial principal amount of an inflation-indexed security. Changes in the values of inflation-indexed securities may be difficult to predict, and it is possible that an investment in such securities will have an effect different from that anticipated by the Adviser.
IPO Risk: The Fund may at times have the opportunity to invest in securities offered in initial public offerings (“IPOs”). IPOs involve companies that have no public operating history and therefore entail more risk than established public companies. The prices of securities offered in IPOs can have significant volatility and the Fund may lose money on an investment in such securities. IPO investments in which other clients of the Adviser invest may not be made available to the Fund.

Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.
Large Transactions Risk: To the extent a large proportion of the shares of the Fund are held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that these shareholders will purchase or redeem Fund Shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Large shareholder transactions could adversely affect the ability of the Fund to conduct its investment program.
Liquidity Risk: Lack of a ready market, stressed market conditions, or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may also limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid investments and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Management Risk: The Fund is actively managed. The Adviser's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser's investment techniques and decisions will produce the desired results.
Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, trade policy changes or disputes, the threat or actual imposition of tariffs, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Modeling Risk: The Adviser uses quantitative models in an effort to enhance returns and manage risk. Any imperfections, errors or limitations in these models could limit any benefit to the Fund from the use of the models, or could result in incorrect outputs or in investment outcomes different from or opposite to those expected or desired by the Adviser. There can be no assurance that the models will behave as expected in all market conditions. In addition, computer programming used to create quantitative models, or the data on which such models operate, might contain one or more errors.
Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. The liquidity of mortgage-related and asset-backed securities may change over time. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.
Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent that the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.
Real Estate Sector Risk: An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.
REIT Risk: Real estate investment trusts (“REITs”) are subject to the risks associated with investing in the securities of real property companies. In particular, REITs may be affected by changes in the values of the underlying properties that they own or operate. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee's ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.
Restricted Securities Risk: The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.
Small-, Mid- and Micro-Capitalization Securities Risk: The securities of small-, mid- and micro-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of smaller companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of smaller issuers may be illiquid or may be restricted as to resale, and their values may have significant volatility. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. Returns on investments in securities of small-, mid- and micro-capitalization companies could trail the returns on investments in securities of larger companies.
Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's Shares to decrease, perhaps significantly.
U.S. Government Securities Risk: Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”) may be chartered or sponsored by Congress, they are not funded by Congres sional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks.
U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's U.S. Treasury obligations to decline.
Valuation Risk: Certain portfolio holdings may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. Investors who purchase or redeem Fund Shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the holding(s) or had used a different valuation methodology.
When-Issued, TBA and Delayed Delivery Securities Risk: The Fund may purchase securities on a when-issued, to-be-announced (“TBA”) or delayed delivery basis and may purchase securities on a forward commitment basis. The purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchase of securities on a when-issued, TBA, delayed delivery, or forward commitment basis may give rise to investment leverage, and may result in increased volatility of the Fund's NAV. Default by, or bankruptcy of, a counterparty to a when-issued, TBA or delayed delivery transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction. The Financial Industry Regulatory Authority, Inc. (“FINRA”) imposes mandatory margin requirements for certain types of when-issued, delayed delivery or forward commitment transactions (including TBA transactions), with limited exceptions. Such transactions require mandatory collateralization which may increase the cost of such transactions and impose added operational complexity.
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns from year-to-year and by showing how the Fund's average annual returns for the periods indicated compared with those of a broad measure of market performance and those of a composite of accounts with similar investment objectives (the “Composite Index”). The Composite Index is a custom composite which comprises each index tracked by the Underlying Funds of the Fund. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors and that measures the performance of the large-cap sector of the market. The bar chart shows how the Class I shares' returns have varied for each full calendar year shown. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (800) 997-7327 or by visiting our website at  www.ssga.com.
Annual Total Returns (years ended 12/31)

	Returns	Quarter/Year
Highest Quarterly Return	18.98%	Q2 2020
Lowest Quarterly Return	-18.44%	Q1 2020

Average Annual Total Returns (for periods ended 12/31/24)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are only shown for Class I and after tax returns will vary for other share classes. Except for differences in returns resulting from differences in fees, expenses, and sales charges (as applicable), all share classes would have substantially similar returns because all share classes invest in the same portfolio of securities.
	One Year	Five Years	Ten Years
Class I
Return Before Taxes	12.57%	8.10%	8.22%
Return After Taxes on Distributions	11.39%	7.10%	7.18%
Return After Taxes on Distributions and Sale of Fund Shares	8.07%	6.15%	6.34%
Class K Returns Before Taxes	12.67%	8.30%	8.32%
Class R3 Returns Before Taxes	12.17%	7.75%	7.78%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
State Street Target Retirement 2060 Composite Index (reflects no deduction for fees, expenses or taxes)	12.84%	8.36%	8.45%
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
The professionals primarily responsible for the day-to-day management of the Fund are Seamus Quinn and Michael Narkiewicz. Mr. Quinn has served as a portfolio manager of the Fund since 2022 and Mr. Narkiewicz has served as a portfolio manager of the Fund since 2018.
Seamus Quinn, CFA, CAIA, is a Principal of the Adviser and a Portfolio Manager in the Investment Solutions Group. He joined the Adviser in 2012.
Michael Narkiewicz is a Vice President of the Adviser and a Senior Portfolio Manager in the Investment Solutions Group. He joined the Adviser in 2013.
Purchase and Sale of Fund Shares
Purchase Minimums
The Fund's initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.
Class I
To establish an account	None
To add to an existing account	None
Class K
To establish an account	None
To add to an existing account	None
Class R3
To establish an account	None
To add to an existing account	None
You may purchase or redeem Fund Shares on any day the Fund is open for business.

Written Requests and Wire Transfers. You may purchase or redeem Fund Shares by written request or wire transfer.
Written requests should be sent to:
By Mail:
State Street Funds
P.O. Box 219737
Kansas City, MO 64121-9737
By Overnight/Registered, Express, Certified Mail:
State Street Funds
801 Pennsylvania Avenue, Suite 219737
Kansas City, MO 64105-1307
By Intermediary:
If you wish to purchase or redeem Fund Shares through a broker, bank or other financial intermediary (“Financial Intermediary”), please contact that Financial Intermediary directly. Your Financial Intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open. Financial Intermediaries may contact SS&C GIDS, Inc. at (877) 332-6207 or via email at nsccresearch@dstsystems.com with questions.
Tax Information
The Fund's distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or IRA. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other Financial Intermediary (such as a bank), the Adviser or its affiliates may pay the Financial Intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary's website for more information.

State Street Target Retirement 2065 Fund
Investment Objective
The investment objective of the State Street Target Retirement 2065 Fund (the “Target Retirement 2065 Fund” or the “Fund”) is to seek capital growth and income over the long term.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
	Class I	Class K	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class K	Class R3
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.00%	0.00%	0.25%
Other Expenses[1]	0.36%	0.16%	0.41%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	0.44%	0.24%	0.74%
Less Fee Waivers and/or Expense Reimbursements[2]	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.29%	0.09%	0.59%
1
Other Expenses have been restated to reflect current fees for Class I shares.
2
The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2026 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with approval of the Fund's Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$30	$126	$231	$540
Class K	$9	$62	$120	$291
Class R3	$60	$221	$397	$904
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, manages the Target Retirement 2065 Fund using a proprietary asset allocation strategy. The Fund is a “fund of funds” that invests in a combination of mutual funds and ETFs sponsored by the Adviser or its affiliates (the “Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.
The Fund is intended for investors expecting to retire around the year 2065 and who are likely to stop making new investments in the Fund at that time. The Fund is designed for an investor who plans to withdraw the value of the investor's account gradually following that date. The Adviser seeks to optimize the Fund's “glide path” for the wealth accumulation, wealth preservation, and income generation phases of retirement planning and includes adjustments in the critical years immediately preceding and following the retirement date. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not to eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. A fund intended for investors who have already achieved retirement age would typically invest a greater portion of its assets in bonds and cash items, with a relatively smaller allocation to equity securities.
The Underlying Funds employ a wide array of investment styles. For example, the Underlying Funds can buy and sell common stocks of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage- and asset-backed securities, commodities, real estate and money market instruments. They may hold U.S. or non-U.S. investments. The Underlying Funds may use derivative instruments of any kind, including futures contracts, forward currency contracts, credit default swaps, interest rate swaps and commodities-related derivatives. Derivatives may be used by an Underlying Fund for hedging or risk management purposes, as a substitute for direct investment, or otherwise to seek to enhance the Underlying Fund's total return.

The glide path depicted in the chart below shows how the Fund's strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.

The glide path shows the Fund's long term strategic target allocations. The Fund's actual allocations may differ. The Adviser periodically reviews the Fund's target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations when it believes doing so is appropriate to pursue the Fund's investment objective. The glide path is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.
The following table shows the Fund's strategic target allocations to the Underlying Funds as of the date of this Prospectus.
Underlying Funds	Target Retirement 2065 Fund
State Street Equity 500 Index II Portfolio	38.81%
State Street Small/Mid Cap Equity Index Portfolio	12.94%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.25%
State Street Aggregate Bond Index Portfolio	0.00%
SPDR Bloomberg 1-10 Year TIPS ETF	0.00%
SPDR Bloomberg High Yield Bond ETF	0.00%
SPDR Dow Jones Global Real Estate ETF	0.00%
SPDR Portfolio Long Term Treasury ETF	10.00%
SDPR Portfolio Intermediate Term Treasury ETF	0.00%
SPDR Portfolio Short Term Treasury ETF	0.00%
SPDR Portfolio Short Term Corporate Bond ETF	0.00%
SDPR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	0.00%

The Fund's actual allocations are expected to differ over time. The Adviser periodically reviews the Fund's target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund's investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund's allocations may be available on its website:  www.ssga.com.
Principal Risks
The Fund is subject to the following principal risks. You could lose money by investing in the Fund. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund may not achieve its investment objective. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate portfolio growth or income at and through your retirement. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both. The risks described below may arise out of the Fund's direct investments or the Fund's investments in one or more of the Underlying Funds. All or a portion of the Underlying Funds are managed pursuant to a passive investment strategy, while the Fund is managed pursuant to an active investment strategy. You will find additional information about each Underlying Fund's risks in its prospectus and SAI.
Asset Allocation Risk: The Fund's investment performance depends upon the successful allocation by the Adviser of the Fund's assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that the Adviser's allocation techniques and decisions will produce the desired results.
Risk of Investment in Other Pools: When the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The investment policies of the other pool may not be the same as those of the Fund; as a result, an investment in the other pool may be subject to additional or different risks than those to which the Fund is typically subject. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.
Target Date Assumptions Risk: This is the risk that assumptions and forecasts used by the Adviser in developing the Fund's asset allocation glide path are not in line with actual future investment returns and participant savings activities, which could result in losses near, at, or after the target date year or could result in the Fund not providing adequate income at and through retirement.
Longevity Risk: This is the risk that you will outlive your retirement assets.
Below Investment-Grade Securities Risk: Lower-quality debt securities (“high yield” or “junk” bonds) are considered predominantly speculative, and can involve a substantially greater risk of default than higher quality debt securities. Issuers of lower-quality debt securities may have substantially greater risk of insolvency or bankruptcy than issuers of higher-quality debt securities. They can be illiquid, and their values can have significant volatility and may decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Commodities Risk: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value (“NAV”) of Fund Shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
Currency Risk: The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and delays, restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility, and changes in the values of foreign currencies against the U.S. dollar may result in substantial declines in the values of the Fund's assets denominated in foreign currencies.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. During periods when interest rates are at low levels, the Fund's yield can be low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis). To the extent that interest rates fall, certain underlying obligations may be paid off substantially faster than originally anticipated. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Depositary Receipts Risk: Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. To the extent the Fund invests in depositary receipts based on securities included in the Index, such differences in prices may increase index tracking risk.
Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, that changes in the value of a derivative transaction may not correlate perfectly with the underlying asset, and that the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.
Emerging Markets Risk: Risks of investing in emerging markets include, among others, greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, increased potential for market manipulation, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, less stringent investor protection and disclosure standards, less developed public health systems, and less developed legal systems. There is also the potential for unfavorable action such as expropriation, nationalization, embargoes, and acts of war. The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.
Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Geographic Focus Risk: The performance of a fund that invests significantly in one or more countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a fund that does not invest significantly in such countries or regions.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Inflation Risk: Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a fund's assets can decline. Inflation rates may change frequently and drastically as a result of various factors and the Fund's investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders' investments in the Fund. As such, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk.
Inflation-Indexed Securities Risk: The principal amount of an inflation-indexed security typically increases with inflation and decreases with deflation, as measured by a specified index. It is possible that, in a period of declining inflation rates, the Fund could receive at maturity less than the initial principal amount of an inflation-indexed security. Changes in the values of inflation-indexed securities may be difficult to predict, and it is possible that an investment in such securities will have an effect different from that anticipated by the Adviser.
IPO Risk: The Fund may at times have the opportunity to invest in securities offered in initial public offerings (“IPOs”). IPOs involve companies that have no public operating history and therefore entail more risk than established public companies. The prices of securities offered in IPOs can have significant volatility and the Fund may lose money on an investment in such securities. IPO investments in which other clients of the Adviser invest may not be made available to the Fund.

Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.
Large Transactions Risk: To the extent a large proportion of the shares of the Fund are held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that these shareholders will purchase or redeem Fund Shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Large shareholder transactions could adversely affect the ability of the Fund to conduct its investment program.
Liquidity Risk: Lack of a ready market, stressed market conditions, or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may also limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid investments and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Management Risk: The Fund is actively managed. The Adviser's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser's investment techniques and decisions will produce the desired results.
Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, trade policy changes or disputes, the threat or actual imposition of tariffs, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Modeling Risk: The Adviser uses quantitative models in an effort to enhance returns and manage risk. Any imperfections, errors or limitations in these models could limit any benefit to the Fund from the use of the models, or could result in incorrect outputs or in investment outcomes different from or opposite to those expected or desired by the Adviser. There can be no assurance that the models will behave as expected in all market conditions. In addition, computer programming used to create quantitative models, or the data on which such models operate, might contain one or more errors.
Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. The liquidity of mortgage-related and asset-backed securities may change over time. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.
Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent that the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.
Real Estate Sector Risk: An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.
REIT Risk: Real estate investment trusts (“REITs”) are subject to the risks associated with investing in the securities of real property companies. In particular, REITs may be affected by changes in the values of the underlying properties that they own or operate. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee's ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.
Restricted Securities Risk: The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.
Small-, Mid- and Micro-Capitalization Securities Risk: The securities of small-, mid- and micro-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of smaller companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of smaller issuers may be illiquid or may be restricted as to resale, and their values may have significant volatility. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. Returns on investments in securities of small-, mid- and micro-capitalization companies could trail the returns on investments in securities of larger companies.
Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's Shares to decrease, perhaps significantly.
U.S. Government Securities Risk: Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”) may be chartered or sponsored by Congress, they are not funded by Congres sional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks.
U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's U.S. Treasury obligations to decline.
Valuation Risk: Certain portfolio holdings may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. Investors who purchase or redeem Fund Shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the holding(s) or had used a different valuation methodology.
When-Issued, TBA and Delayed Delivery Securities Risk: The Fund may purchase securities on a when-issued, to-be-announced (“TBA”) or delayed delivery basis and may purchase securities on a forward commitment basis. The purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchase of securities on a when-issued, TBA, delayed delivery, or forward commitment basis may give rise to investment leverage, and may result in increased volatility of the Fund's NAV. Default by, or bankruptcy of, a counterparty to a when-issued, TBA or delayed delivery transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction. The Financial Industry Regulatory Authority, Inc. (“FINRA”) imposes mandatory margin requirements for certain types of when-issued, delayed delivery or forward commitment transactions (including TBA transactions), with limited exceptions. Such transactions require mandatory collateralization which may increase the cost of such transactions and impose added operational complexity.
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns from year-to-year and by showing how the Fund's average annual returns for the periods indicated compared with those of a broad measure of market performance and those of a composite of accounts with similar investment objectives (the “Composite Index”). The Composite Index is a custom composite which comprises each index tracked by the Underlying Funds of the Fund. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors and that measures the performance of the large-cap sector of the market. The bar chart shows how the Class I shares' returns have varied for each full calendar year shown. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (800) 997-7327 or by visiting our website at  www.ssga.com.
Annual Total Returns (years ended 12/31)

	Returns	Quarter/Year
Highest Quarterly Return	11.37%	Q4 2023
Lowest Quarterly Return	-15.07%	Q2 2022

Average Annual Total Returns (for periods ended 12/31/24)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are only shown for Class I and after tax returns will vary for other share classes. Except for differences in returns resulting from differences in fees, expenses, and sales charges (as applicable), all share classes would have substantially similar returns because all share classes invest in the same portfolio of securities.
	One Year	Since Inception	Inception Date
Class I			3/30/2020
Return Before Taxes	12.67%	12.83%	3/30/2020
Return After Taxes on Distributions	11.85%	11.74%	3/30/2020
Return After Taxes on Distributions and Sale of Fund Shares	7.89%	9.87%	3/30/2020
Class K Returns Before Taxes	12.75%	13.02%	3/30/2020
Class R3 Returns Before Taxes	12.15%	12.47%	2/25/2022
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	20.33%
State Street Target Retirement 2065 Composite Index (reflects no deduction for fees, expenses or taxes)	12.84%	13.86%
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
The professionals primarily responsible for the day-to-day management of the Fund are Seamus Quinn and Michael Narkiewicz. Mr. Quinn has served as a portfolio manager of the Fund since 2022 and Mr. Narkiewicz has served as a portfolio manager of the Fund since 2018.
Seamus Quinn, CFA, CAIA, is a Principal of the Adviser and a Portfolio Manager in the Investment Solutions Group. He joined the Adviser in 2012.
Michael Narkiewicz is a Vice President of the Adviser and a Senior Portfolio Manager in the Investment Solutions Group. He joined the Adviser in 2013.
Purchase and Sale of Fund Shares
Purchase Minimums
The Fund's initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.
Class I
To establish an account	None
To add to an existing account	None
Class K
To establish an account	None
To add to an existing account	None
Class R3
To establish an account	None
To add to an existing account	None
You may purchase or redeem Fund Shares on any day the Fund is open for business.

Written Requests and Wire Transfers. You may purchase or redeem Fund Shares by written request or wire transfer.
Written requests should be sent to:
By Mail:
State Street Funds
P.O. Box 219737
Kansas City, MO 64121-9737
By Overnight/Registered, Express, Certified Mail:
State Street Funds
801 Pennsylvania Avenue, Suite 219737
Kansas City, MO 64105-1307
By Intermediary:
If you wish to purchase or redeem Fund Shares through a broker, bank or other financial intermediary (“Financial Intermediary”), please contact that Financial Intermediary directly. Your Financial Intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open. Financial Intermediaries may contact SS&C GIDS, Inc. at (877) 332-6207 or via email at nsccresearch@dstsystems.com with questions.
Tax Information
The Fund's distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or IRA. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other Financial Intermediary (such as a bank), the Adviser or its affiliates may pay the Financial Intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary's website for more information.

State Street Target Retirement 2070 Fund
Investment Objective
The investment objective of the State Street Target Retirement 2070 Fund (the “Target Retirement 2070 Fund” or the “Fund”) is to seek capital growth and income over the long term.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
	Class I	Class K	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class K	Class R3
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.00%	0.00%	0.25%
Other Expenses[1]	0.44%	0.24%	0.49%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	0.52%	0.32%	0.82%
Less Fee Waivers and/or Expense Reimbursements[2]	(0.23%)	(0.23%)	(0.23%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.29%	0.09%	0.59%
1
Other Expenses have been restated to reflect current fees.
2
The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2026 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with approval of the Fund's Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$30	$144	$268	$631
Class K	$9	$80	$157	$383
Class R3	$60	$239	$432	$992
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  From the Fund's commencement of operations on December 31, 2024 to the most recent fiscal year end, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, manages the Target Retirement 2070 Fund using a proprietary asset allocation strategy. The Fund is a “fund of funds” that invests in a combination of mutual funds and ETFs sponsored by the Adviser or its affiliates (the “Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.
The Fund is intended for investors expecting to retire around the year 2070 and who are likely to stop making new investments in the Fund at that time. The Fund is designed for an investor who plans to withdraw the value of the investor's account gradually following that date. The Adviser seeks to optimize the Fund's “glide path” for the wealth accumulation, wealth preservation, and income generation phases of retirement planning and includes adjustments in the critical years immediately preceding and following the retirement date. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns. As the target date for the Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not to eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. A fund intended for investors who have already achieved retirement age would typically invest a greater portion of its assets in bonds and cash items, with a relatively smaller allocation to equity securities.
The Underlying Funds employ a wide array of investment styles. For example, the Underlying Funds can buy and sell common stocks of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage- and asset-backed securities, commodities, real estate and money market instruments. They may hold U.S. or non-U.S. investments. The Underlying Funds may use derivative instruments of any kind, including futures contracts, forward currency contracts, credit default swaps, interest rate swaps and commodities-related derivatives. Derivatives may be used by an Underlying Fund for hedging or risk management purposes, as a substitute for direct investment, or otherwise to seek to enhance the Underlying Fund's total return.

The glide path depicted in the chart below shows how the Fund's strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.

The glide path shows the Fund's long term strategic target allocations. The Fund's actual allocations may differ. The Adviser periodically reviews the Fund's target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations when it believes doing so is appropriate to pursue the Fund's investment objective. The glide path is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.
The following table shows the Fund's strategic target allocations to the Underlying Funds as of the date of this Prospectus.
Underlying Funds	Target Retirement 2070 Fund
State Street Equity 500 Index II Portfolio	38.81%
State Street Small/Mid Cap Equity Index Portfolio	12.94%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.25%
State Street Aggregate Bond Index Portfolio	0.00%
SPDR Bloomberg 1-10 Year TIPS ETF	0.00%
SPDR Bloomberg High Yield Bond ETF	0.00%
SPDR Dow Jones Global Real Estate ETF	0.00%
SPDR Portfolio Long Term Treasury ETF	10.00%
SPDR Portfolio Intermediate Term Treasury ETF	0.00
SPDR Portfolio Short Term Treasury ETF	0.00%
SPDR Portfolio Short Term Corporate Bond ETF	0.00%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	0.00%

The Fund's actual allocations are expected to differ over time. The Adviser periodically reviews the Fund's target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund's investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund's allocations may be available on its website:  www.ssga.com.
Principal Risks
The Fund is subject to the following principal risks. You could lose money by investing in the Fund. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund may not achieve its investment objective. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate portfolio growth or income at and through your retirement. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both. The risks described below may arise out of the Fund's direct investments or the Fund's investments in one or more of the Underlying Funds. All or a portion of the Underlying Funds are managed pursuant to a passive investment strategy, while the Fund is managed pursuant to an active investment strategy. You will find additional information about each Underlying Fund's risks in its prospectus and SAI.
Asset Allocation Risk: The Fund's investment performance depends upon the successful allocation by the Adviser of the Fund's assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that the Adviser's allocation techniques and decisions will produce the desired results.
Risk of Investment in Other Pools: When the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The investment policies of the other pool may not be the same as those of the Fund; as a result, an investment in the other pool may be subject to additional or different risks than those to which the Fund is typically subject. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.
Target Date Assumptions Risk: This is the risk that assumptions and forecasts used by the Adviser in developing the Fund's asset allocation glide path are not in line with actual future investment returns and participant savings activities, which could result in losses near, at, or after the target date year or could result in the Fund not providing adequate income at and through retirement.
Longevity Risk: This is the risk that you will outlive your retirement assets.
Below Investment-Grade Securities Risk: Lower-quality debt securities (“high yield” or “junk” bonds) are considered predominantly speculative, and can involve a substantially greater risk of default than higher quality debt securities. Issuers of lower-quality debt securities may have substantially greater risk of insolvency or bankruptcy than issuers of higher-quality debt securities. They can be illiquid, and their values can have significant volatility and may decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Commodities Risk: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value (“NAV”) of Fund Shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
Currency Risk: The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and delays, restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility, and changes in the values of foreign currencies against the U.S. dollar may result in substantial declines in the values of the Fund's assets denominated in foreign currencies.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. During periods when interest rates are at low levels, the Fund's yield can be low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis). To the extent that interest rates fall, certain underlying obligations may be paid off substantially faster than originally anticipated. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Depositary Receipts Risk: Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. To the extent the Fund invests in depositary receipts based on securities included in the Index, such differences in prices may increase index tracking risk.
Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, that changes in the value of a derivative transaction may not correlate perfectly with the underlying asset, and that the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.
Emerging Markets Risk: Risks of investing in emerging markets include, among others, greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, increased potential for market manipulation, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, less stringent investor protection and disclosure standards, less developed public health systems, and less developed legal systems. There is also the potential for unfavorable action such as expropriation, nationalization, embargoes, and acts of war. The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.
Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Geographic Focus Risk: The performance of a fund that invests significantly in one or more countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a fund that does not invest significantly in such countries or regions.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Inflation Risk: Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a fund's assets can decline. Inflation rates may change frequently and drastically as a result of various factors and the Fund's investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders' investments in the Fund. As such, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk.
Inflation-Indexed Securities Risk: The principal amount of an inflation-indexed security typically increases with inflation and decreases with deflation, as measured by a specified index. It is possible that, in a period of declining inflation rates, the Fund could receive at maturity less than the initial principal amount of an inflation-indexed security. Changes in the values of inflation-indexed securities may be difficult to predict, and it is possible that an investment in such securities will have an effect different from that anticipated by the Adviser.
IPO Risk: The Fund may at times have the opportunity to invest in securities offered in initial public offerings (“IPOs”). IPOs involve companies that have no public operating history and therefore entail more risk than established public companies. The prices of securities offered in IPOs can have significant volatility and the Fund may lose money on an investment in such securities. IPO investments in which other clients of the Adviser invest may not be made available to the Fund.

Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.
Large Transactions Risk: To the extent a large proportion of the shares of the Fund are held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that these shareholders will purchase or redeem Fund Shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Large shareholder transactions could adversely affect the ability of the Fund to conduct its investment program.
Liquidity Risk: Lack of a ready market, stressed market conditions, or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may also limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid investments and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Management Risk: The Fund is actively managed. The Adviser's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser's investment techniques and decisions will produce the desired results.
Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, trade policy changes or disputes, the threat or actual imposition of tariffs, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Modeling Risk: The Adviser uses quantitative models in an effort to enhance returns and manage risk. Any imperfections, errors or limitations in these models could limit any benefit to the Fund from the use of the models, or could result in incorrect outputs or in investment outcomes different from or opposite to those expected or desired by the Adviser. There can be no assurance that the models will behave as expected in all market conditions. In addition, computer programming used to create quantitative models, or the data on which such models operate, might contain one or more errors.
Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. The liquidity of mortgage-related and asset-backed securities may change over time. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.
Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent that the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.
Real Estate Sector Risk: An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.
REIT Risk: Real estate investment trusts (“REITs”) are subject to the risks associated with investing in the securities of real property companies. In particular, REITs may be affected by changes in the values of the underlying properties that they own or operate. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee's ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.
Restricted Securities Risk: The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.
Small-, Mid- and Micro-Capitalization Securities Risk: The securities of small-, mid- and micro-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of smaller companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of smaller issuers may be illiquid or may be restricted as to resale, and their values may have significant volatility. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. Returns on investments in securities of small-, mid- and micro-capitalization companies could trail the returns on investments in securities of larger companies.
Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's Shares to decrease, perhaps significantly.
U.S. Government Securities Risk: Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”) may be chartered or sponsored by Congress, they are not funded by Congres sional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks.
U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's U.S. Treasury obligations to decline.
Valuation Risk: Certain portfolio holdings may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. Investors who purchase or redeem Fund Shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the holding(s) or had used a different valuation methodology.
When-Issued, TBA and Delayed Delivery Securities Risk: The Fund may purchase securities on a when-issued, to-be-announced (“TBA”) or delayed delivery basis and may purchase securities on a forward commitment basis. The purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchase of securities on a when-issued, TBA, delayed delivery, or forward commitment basis may give rise to investment leverage, and may result in increased volatility of the Fund's NAV. Default by, or bankruptcy of, a counterparty to a when-issued, TBA or delayed delivery transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction. The Financial Industry Regulatory Authority, Inc. (“FINRA”) imposes mandatory margin requirements for certain types of when-issued, delayed delivery or forward commitment transactions (including TBA transactions), with limited exceptions. Such transactions require mandatory collateralization which may increase the cost of such transactions and impose added operational complexity.
Performance
The Fund has not yet completed a full calendar year of investment operations. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to the Index. Current performance information for the Fund is available toll free by calling (800) 997-7327 or by visiting our website at  www.ssga.com.
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
The professionals primarily responsible for the day-to-day management of the Fund are Seamus Quinn and Michael Narkiewicz. Mr. Quinn has served as a portfolio manager of the Fund since 2024 and Mr. Narkiewicz has served as a portfolio manager of the Fund since 2024.
Seamus Quinn, CFA, CAIA, is a Principal of the Adviser and a Portfolio Manager in the Investment Solutions Group. He joined the Adviser in 2012.
Michael Narkiewicz is a Vice President of the Adviser and a Senior Portfolio Manager in the Investment Solutions Group. He joined the Adviser in 2013.

Purchase and Sale of Fund Shares
Purchase Minimums
The Fund's initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.
Class I
To establish an account	None
To add to an existing account	None
Class K
To establish an account	None
To add to an existing account	None
Class R3
To establish an account	None
To add to an existing account	None
You may purchase or redeem Fund Shares on any day the Fund is open for business.
Written Requests and Wire Transfers. You may purchase or redeem Fund Shares by written request or wire transfer.
Written requests should be sent to:
By Mail:
State Street Funds
P.O. Box 219737
Kansas City, MO 64121-9737
By Overnight/Registered, Express, Certified Mail:
State Street Funds
801 Pennsylvania Avenue, Suite 219737
Kansas City, MO 64105-1307
By Intermediary:
If you wish to purchase or redeem Fund Shares through a broker, bank or other financial intermediary (“Financial Intermediary”), please contact that Financial Intermediary directly. Your Financial Intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open. Financial Intermediaries may contact SS&C GIDS, Inc. at (877) 332-6207 or via email at nsccresearch@dstsystems.com with questions.
Tax Information
The Fund's distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or IRA. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other Financial Intermediary (such as a bank), the Adviser or its affiliates may pay the Financial Intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary's website for more information.

State Street Target Retirement Fund
Investment Objectives
The investment objective of the State Street Target Retirement Fund (the “Target Retirement Fund” or the “Fund”) is to seek current income and, secondarily, capital growth.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
	Class I	Class K	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class K	Class R3
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.00%	0.00%	0.25%
Other Expenses[1]	0.30%	0.10%	0.35%
Acquired Fund Fees and Expenses	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	0.46%	0.26%	0.76%
Less Fee Waivers and/or Expense Reimbursements[2]	(0.17%)	(0.17%)	(0.17%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.29%	0.09%	0.59%
1
Other Expenses have been restated to reflect current fees for Class I shares.
2
The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2026 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with approval of the Fund's Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$30	$130	$241	$563
Class K	$9	$66	$129	$314
Class R3	$60	$226	$406	$926
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, manages the Target Retirement Fund using a proprietary asset allocation strategy. The Fund is a “fund of funds” that invests in a combination of mutual funds and ETFs sponsored by the Adviser or its affiliates (the “Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.
The Fund's assets are allocated among the Underlying Funds according to a target asset allocation strategy that emphasizes fixed income, but also includes a smaller allocation to equity and certain other asset classes. The Fund is intended for use as part of an overall investment strategy by an investor who is already in retirement.
The Underlying Funds employ a wide array of investment styles. For example, the Underlying Funds can buy and sell common stocks of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage- and asset-backed securities, commodities, real estate and money market instruments. They may hold U.S. or non-U.S. investments. The Underlying Funds may use derivative instruments of any kind, including futures contracts, forward currency contracts, credit default swaps, interest rate swaps and commodities-related derivatives. Derivatives may be used by an Underlying Fund for hedging or risk management purposes, as a substitute for direct investment, or otherwise to seek to enhance the Underlying Fund's total return.
The following table shows the Fund's strategic target allocations to the Underlying Funds as of the date of this Prospectus.
Underlying Funds	Target Retirement Fund
State Street Equity 500 Index II Portfolio	14.76%
State Street Small/Mid Cap Equity Index Portfolio	1.64%
State Street Global All Cap Equity ex-U.S. Index Portfolio	10.10%
State Street Aggregate Bond Index Portfolio	20.00%
SPDR Bloomberg 1-10 Year TIPS ETF	18.00%
SPDR Bloomberg High Yield Bond ETF	7.00%
SPDR Dow Jones Global Real Estate ETF	5.00%
SPDR Portfolio Long Term Treasury ETF	0.00%
SDPR Portfolio Intermediate Term Treasury ETF	0.00%
SPDR Portfolio Short Term Treasury ETF	16.00%
SPDR Portfolio Short Term Corporate Bond ETF	4.00%
SDPR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	3.50%

The Fund's actual allocations are expected to differ over time. The Adviser periodically reviews the Fund's target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund's investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund's allocations may be available on its website:  www.ssga.com.
Principal Risks
The Fund is subject to the following principal risks. You could lose money by investing in the Fund. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund may not achieve its investment objective. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate portfolio growth or income at and through your retirement. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both. The risks described below may arise out of the Fund's direct investments or the Fund's investments in one or more of the Underlying Funds. All or a portion of the Underlying Funds are managed pursuant to a passive investment strategy, while the Fund is managed pursuant to an active investment strategy. You will find additional information about each Underlying Fund's risks in its prospectus and SAI.
Asset Allocation Risk: The Fund's investment performance depends upon the successful allocation by the Adviser of the Fund's assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that the Adviser's allocation techniques and decisions will produce the desired results.
Risk of Investment in Other Pools: When the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The investment policies of the other pool may not be the same as those of the Fund; as a result, an investment in the other pool may be subject to additional or different risks than those to which the Fund is typically subject. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.
Target Date Assumptions Risk: This is the risk that assumptions and forecasts used by the Adviser in developing the Fund's asset allocation glide path are not in line with actual future investment returns and participant savings activities, which could result in losses near, at, or after the target date year or could result in the Fund not providing adequate income at and through retirement.
Longevity Risk: This is the risk that you will outlive your retirement assets.
Below Investment-Grade Securities Risk: Lower-quality debt securities (“high yield” or “junk” bonds) are considered predominantly speculative, and can involve a substantially greater risk of default than higher quality debt securities. Issuers of lower-quality debt securities may have substantially greater risk of insolvency or bankruptcy than issuers of higher-quality debt securities. They can be illiquid, and their values can have significant volatility and may decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Commodities Risk: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value (“NAV”) of Fund Shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
Currency Risk: The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and delays, restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility, and changes in the values of foreign currencies against the U.S. dollar may result in substantial declines in the values of the Fund's assets denominated in foreign currencies.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. During periods when interest rates are at low levels, the Fund's yield can be low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis). To the extent that interest rates fall, certain underlying obligations may be paid off substantially faster than originally anticipated. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Depositary Receipts Risk: Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. To the extent the Fund invests in depositary receipts based on securities included in the Index, such differences in prices may increase index tracking risk.
Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, that changes in the value of a derivative transaction may not correlate perfectly with the underlying asset, and that the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.
Emerging Markets Risk: Risks of investing in emerging markets include, among others, greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, increased potential for market manipulation, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, less stringent investor protection and disclosure standards, less developed public health systems, and less developed legal systems. There is also the potential for unfavorable action such as expropriation, nationalization, embargoes, and acts of war. The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.
Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Geographic Focus Risk: The performance of a fund that invests significantly in one or more countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a fund that does not invest significantly in such countries or regions.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Inflation Risk: Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a fund's assets can decline. Inflation rates may change frequently and drastically as a result of various factors and the Fund's investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders' investments in the Fund. As such, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk.
Inflation-Indexed Securities Risk: The principal amount of an inflation-indexed security typically increases with inflation and decreases with deflation, as measured by a specified index. It is possible that, in a period of declining inflation rates, the Fund could receive at maturity less than the initial principal amount of an inflation-indexed security. Changes in the values of inflation-indexed securities may be difficult to predict, and it is possible that an investment in such securities will have an effect different from that anticipated by the Adviser.
IPO Risk: The Fund may at times have the opportunity to invest in securities offered in initial public offerings (“IPOs”). IPOs involve companies that have no public operating history and therefore entail more risk than established public companies. The prices of securities offered in IPOs can have significant volatility and the Fund may lose money on an investment in such securities. IPO investments in which other clients of the Adviser invest may not be made available to the Fund.

Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.
Large Transactions Risk: To the extent a large proportion of the shares of the Fund are held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that these shareholders will purchase or redeem Fund Shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Large shareholder transactions could adversely affect the ability of the Fund to conduct its investment program.
Liquidity Risk: Lack of a ready market, stressed market conditions, or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may also limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid investments and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Management Risk: The Fund is actively managed. The Adviser's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser's investment techniques and decisions will produce the desired results.
Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, trade policy changes or disputes, the threat or actual imposition of tariffs, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Modeling Risk: The Adviser uses quantitative models in an effort to enhance returns and manage risk. Any imperfections, errors or limitations in these models could limit any benefit to the Fund from the use of the models, or could result in incorrect outputs or in investment outcomes different from or opposite to those expected or desired by the Adviser. There can be no assurance that the models will behave as expected in all market conditions. In addition, computer programming used to create quantitative models, or the data on which such models operate, might contain one or more errors.
Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. The liquidity of mortgage-related and asset-backed securities may change over time. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.
Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent that the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.
Real Estate Sector Risk: An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.
REIT Risk: Real estate investment trusts (“REITs”) are subject to the risks associated with investing in the securities of real property companies. In particular, REITs may be affected by changes in the values of the underlying properties that they own or operate. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee's ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.
Restricted Securities Risk: The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.
Small-, Mid- and Micro-Capitalization Securities Risk: The securities of small-, mid- and micro-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of smaller companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of smaller issuers may be illiquid or may be restricted as to resale, and their values may have significant volatility. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. Returns on investments in securities of small-, mid- and micro-capitalization companies could trail the returns on investments in securities of larger companies.
Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's Shares to decrease, perhaps significantly.
U.S. Government Securities Risk: Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”) may be chartered or sponsored by Congress, they are not funded by Congres sional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks.
U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's U.S. Treasury obligations to decline.
Valuation Risk: Certain portfolio holdings may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. Investors who purchase or redeem Fund Shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the holding(s) or had used a different valuation methodology.
When-Issued, TBA and Delayed Delivery Securities Risk: The Fund may purchase securities on a when-issued, to-be-announced (“TBA”) or delayed delivery basis and may purchase securities on a forward commitment basis. The purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchase of securities on a when-issued, TBA, delayed delivery, or forward commitment basis may give rise to investment leverage, and may result in increased volatility of the Fund's NAV. Default by, or bankruptcy of, a counterparty to a when-issued, TBA or delayed delivery transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction. The Financial Industry Regulatory Authority, Inc. (“FINRA”) imposes mandatory margin requirements for certain types of when-issued, delayed delivery or forward commitment transactions (including TBA transactions), with limited exceptions. Such transactions require mandatory collateralization which may increase the cost of such transactions and impose added operational complexity.
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns from year-to-year and by showing how the Fund's average annual returns for the periods indicated compared with those of a broad measure of market performance and those of a composite of accounts with similar investment objectives (the “Composite Index”). The Composite Index is a custom composite which comprises each index tracked by the Underlying Funds of the Fund. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors and that measures the performance of the large-cap sector of the market. The bar chart shows how the Class I shares' returns have varied for each full calendar year shown. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (800) 997-7327 or by visiting our website at  www.ssga.com.
Annual Total Returns (years ended 12/31)

	Returns	Quarter/Year
Highest Quarterly Return	8.83%	Q2 2020
Lowest Quarterly Return	-7.91%	Q2 2022

Average Annual Total Returns (for periods ended 12/31/24)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are only shown for Class I and after tax returns will vary for other share classes. Except for differences in returns resulting from differences in fees, expenses, and sales charges (as applicable), all share classes would have substantially similar returns because all share classes invest in the same portfolio of securities.
	One Year	Five Years	Ten Years
Class I
Return Before Taxes	7.07%	4.17%	4.52%
Return After Taxes on Distributions	5.11%	2.61%	3.24%
Return After Taxes on Distributions and Sale of Fund Shares	4.61%	2.77%	3.13%
Class K Returns Before Taxes	7.26%	4.44%	4.65%
Class R3 Returns Before Taxes	6.88%	3.96%	4.14%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.35%
State Street Target Retirement Composite Index (reflects no deduction for fees, expenses or taxes)	7.19%	4.41%	4.68%
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
The professionals primarily responsible for the day-to-day management of the Fund are Seamus Quinn and Michael Narkiewicz. Mr. Quinn has served as a portfolio manager of the Fund since 2022 and Mr. Narkiewicz has served as a portfolio manager of the Fund since 2018.
Seamus Quinn, CFA, CAIA, is a Principal of the Adviser and a Portfolio Manager in the Investment Solutions Group. He joined the Adviser in 2012.
Michael Narkiewicz is a Vice President of the Adviser and a Senior Portfolio Manager in the Investment Solutions Group. He joined the Adviser in 2013.
Purchase and Sale of Fund Shares
Purchase Minimums
The Fund's initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.
Class I
To establish an account	None
To add to an existing account	None
Class K
To establish an account	None
To add to an existing account	None
Class R3
To establish an account	None
To add to an existing account	None
You may purchase or redeem Fund Shares on any day the Fund is open for business.

Written Requests and Wire Transfers. You may purchase or redeem Fund Shares by written request or wire transfer.
Written requests should be sent to:
By Mail:
State Street Funds
P.O. Box 219737
Kansas City, MO 64121-9737
By Overnight/Registered, Express, Certified Mail:
State Street Funds
801 Pennsylvania Avenue, Suite 219737
Kansas City, MO 64105-1307
By Intermediary:
If you wish to purchase or redeem Fund Shares through a broker, bank or other financial intermediary (“Financial Intermediary”), please contact that Financial Intermediary directly. Your Financial Intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open. Financial Intermediaries may contact SS&C GIDS, Inc. at (877) 332-6207 or via email at nsccresearch@dstsystems.com with questions.
Tax Information
The Fund's distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or IRA. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other Financial Intermediary (such as a bank), the Adviser or its affiliates may pay the Financial Intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary's website for more information.

Additional Information About Investment Objectives, Principal Strategies and Risks
Investment Objective
The State Street Institutional Investment Trust's (the “Trust”) Board of Trustees (the “Board”) may change each Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board may change each Fund's investment objective without shareholder approval.
State Street Target Retirement Funds
The Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund, Target Retirement 2060 Fund, Target Retirement 2065 Fund, Target Retirement 2070 Fund and Target Retirement Fund are referred to collectively in this Prospectus as the “Target Retirement Funds” or the “Funds.”
Principal Investment Strategies
The Adviser invests each Target Retirement Fund among Underlying Funds according to a proprietary asset allocation. Each Fund's (except for the Retirement Fund) name refers to the approximate retirement year of the investors for whom the Fund's asset allocation strategy is intended. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund (except for the Retirement Fund) – its glide path – to a what is generally seen to be a more conservative approach to reduce (but not eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns. By contrast, the Retirement Fund is intended for investors in their retirement years. The Adviser allocates the Fund's assets according to a target asset allocation that emphasizes fixed income funds but also includes an allocation to equity and certain other funds.
When the target asset allocation of another Target Retirement Fund matches the Retirement Fund's target asset allocation, generally five years after the Fund's target retirement date (as shown in the glide path above), it is expected that the Fund will be combined with the Retirement Fund, and the Fund's shareholders will become shareholders of the Retirement Fund. This may be done without a vote of shareholders if the Trustees determine at the time of the proposed combination that combining the Fund with the Retirement Fund is in the best interests of the Fund, the Retirement Fund and their shareholders.
The Adviser intends to manage each Target Retirement Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. The Adviser may modify the target asset allocation strategy or the selection of Underlying Funds for any Target Retirement Fund from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future.
Each Target Retirement Fund will bear a pro rata share of its Underlying Funds' expenses. Each Target Retirement Fund also bears all of the risks associated with the investment strategies used by its Underlying Funds.

The tables below set forth each Target Retirement Fund's current strategic target allocations to the Underlying Funds as of the date of this Prospectus and show how each Fund's allocations among asset classes are expected generally to become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity):
Underlying Funds	Retirement	2025	2030	2035	2040	2045
State Street Equity 500 Index II Portfolio	14.76%	20.80%	28.99%	33.54%	36.16%	37.79%
State Street Small/Mid Cap Equity Index Portfolio	1.64%	2.73%	4.51%	6.19%	7.90%	9.79%
State Street Global All Cap Equity ex-U.S. Index Portfolio	10.10%	14.85%	23.07%	29.27%	32.57%	35.17%
State Street Aggregate Bond Index Portfolio	20.00%	20.75%	19.43%	15.84%	11.39%	7.25%
SPDR Bloomberg 1-10 Year TIPS ETF	18.00%	18.00%	9.94%	0.50%	0.00%	0.00%
SPDR Bloomberg High Yield Bond ETF	7.00%	7.00%	6.26%	4.79%	1.98%	0.00%
SPDR Dow Jones Global Real Estate ETF	5.00%	5.00%	2.63%	0.13%	0.00%	0.00%
SPDR Portfolio Long Term Treasury ETF	0.00%	0.00%	4.75%	9.75%	10.00%	10.00%
SDPR Portfolio Intermediate Term Treasury ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SPDR Portfolio Short Term Treasury ETF	16.00%	5.90%	0.20%	0.00%	0.00%	0.00%
SPDR Portfolio Short Term Corporate Bond ETF	4.00%	1.47%	0.05%	0.00%	0.00%	0.00%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	3.50%	3.50%	0.18%	0.00%	0.00%	0.00%

Underlying Funds	2050	2055	2060	2065	2070
State Street Equity 500 Index II Portfolio	38.57%	38.81%	38.81%	38.81%	38.81%
State Street Small/Mid Cap Equity Index Portfolio	11.88%	12.94%	12.94%	12.94%	12.94%
State Street Global All Cap Equity ex-U.S. Index Portfolio	37.29%	38.25%	38.25%	38.25%	38.25%
State Street Aggregate Bond Index Portfolio	2.25%	0.00%	0.00%	0.00%	0.00%
SPDR Bloomberg 1-10 Year TIPS ETF	0.00%	0.00%	0.00%	0.00%	0.00%
SPDR Bloomberg High Yield Bond ETF	0.00%	0.00%	0.00%	0.00%	0.00%
SPDR Dow Jones Global Real Estate ETF	0.00%	0.00%	0.00%	0.00%	0.00%
SPDR Portfolio Long Term Treasury ETF	10.00%	10.00%	10.00%	10.00%	10.00%
SPDR Portfolio Intermediate Term Treasury ETF	0.00%	0.00%	0.00%	0.00%	0.00%
SPDR Portfolio Short Term Treasury ETF	0.00%	0.00%	0.00%	0.00%	0.00%
SPDR Portfolio Short Term Corporate Bond ETF	0.00%	0.00%	0.00%	0.00%	0.00%
SDPR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	0.00%	0.00%	0.00%	0.00%	0.00%
The Funds' actual allocations are expected to differ over time. The Adviser periodically reviews each Fund's target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund's investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The tables are presented for illustrative purposes only.
A brief description of the Underlying Funds can be found in Appendix A. Appendix A lists the Underlying Funds that each Fund may utilize as of the date of this Prospectus.
Additional Information About Risks
The Funds are subject to the following principal risks. The risks are described in alphabetical order and not in the order of importance or potential exposure. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both. The risks described below may arise out of the Fund's direct investments or the Fund's investments in one or more of the Underlying Funds.

Asset Allocation Risk. A Fund's investment performance depends upon the successful allocation of the Fund's assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that a Fund's allocation techniques and decisions will produce the desired results. It is possible to lose money on an investment in a Fund as a result of these allocation decisions.
Below Investment-Grade Securities Risk. Securities rated below investment-grade and unrated securities of comparable credit quality (commonly known as “high-yield” or “junk” bonds) lack strong investment-grade characteristics, are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments, and are subject to greater levels of credit, liquidity and market risk than higher-rated securities. They can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Issuers of lower-quality debt securities may have substantially greater risk of insolvency or bankruptcy than issuers of higher-quality debt securities. In the event the issuer of a debt security held by a Fund defaults on its payments or becomes insolvent or bankrupt, the Fund may not receive the return it was promised on the investment and could lose its entire investment. The lower ratings of junk bonds reflect a greater possibility that actual or perceived adverse changes in the financial condition of the issuer or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. If this were to occur, the values of such securities held by a Fund may fall substantially and a Fund could lose some or all of the value of its investment. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt securities. The market for lower quality debt securities can be less liquid than for higher quality debt securities, especially during periods of recession or general market decline, which could make it difficult at times for a Fund to sell certain securities at prices used in calculating a Fund's NAV. These securities may have significant volatility.
Call/Prepayment Risk. Call/prepayment risk is the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund earlier than expected or required. This may occur, for example, when there is a decline in interest rates, and an issuer of bonds or preferred stock redeems the bonds or stock in order to replace them with obligations on which it is required to pay a lower interest or dividend rate. It may also occur when there is an unanticipated increase in the rate at which mortgages or other receivables underlying mortgage- or asset-backed securities held by a Fund are prepaid. In any such case, a Fund may be forced to invest the prepaid amounts in lower-yielding investments, resulting in a decline in the Fund's income.
Commodities Risk. Commodity prices can have significant volatility, and exposure to commodities can cause the NAV of Fund Shares to decline or fluctuate in a rapid and unpredictable manner. The values of physical commodities may be affected by changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, international economic, political and regulatory developments, and factors affecting a particular region, industry or commodity, such as drought, floods, or other weather conditions, livestock disease, changes in storage costs, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, war, and tariffs. Also, a liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them. The commodity markets are subject to temporary distortions or other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions.
Counterparty Risk. A Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts and other transactions such as repurchase agreements or reverse repurchase agreements. A Fund's ability to profit from these types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations. If a counterparty fails to meet its contractual obligations, a Fund may be unable to terminate or realize any gain on the investment or transaction, resulting in a loss to the Fund. A Fund may experience significant delays in obtaining any recovery in an insolvency, bankruptcy, or other reorganization proceeding involving its counterparty (including recovery of any collateral posted by it) and may obtain only a limited recovery or may obtain no recovery in such circumstances. If a Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty. Under applicable law or contractual provisions, including if a Fund enters into an investment or transaction with a financial institution and such financial institution (or an affiliate of the financial institution) experiences financial difficulties, then the Fund may in certain situations be prevented or delayed from exercising its rights to terminate the investment or transaction, or to realize on any collateral and may result in the suspension of payment and delivery obligations of the parties under such investment or transactions or in another institution being substituted for that financial institution without the consent of the

Fund. Further, a Fund may be subject to “bail-in” risk under applicable law whereby, if required by the financial institution's authority, the financial institution's liabilities could be written down, eliminated or converted into equity or an alternative instrument of ownership. A bail-in of a financial institution may result in a reduction in value of some or all of its securities and, if a Fund holds such securities or has entered into a transaction with such a financial security when a bail-in occurs, such Fund may also be similarly impacted.
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that the security will be downgraded by a credit rating agency; generally, lower credit quality issuers present higher credit risks. An actual or perceived decline in creditworthiness of an issuer of a fixed-income security held by a Fund may result in a decrease in the value of the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when a Fund owns securities of the issuer or that the issuer will default on its obligations or that the obligations of the issuer will be limited or restructured.
The credit rating assigned to any particular investment does not necessarily reflect the issuer's current financial condition and does not reflect an assessment of an investment's volatility or liquidity. Securities rated in the lowest category of investment-grade are considered to have speculative characteristics. If a security held by a Fund loses its rating or its rating is downgraded, the Fund may nonetheless continue to hold the security in the discretion of the Adviser. In the case of asset-backed or mortgage-related securities, changes in the actual or perceived ability of the obligors on the underlying assets or mortgages to make payments of interest and/or principal may affect the values of those securities.
Currency Risk. Investments in issuers in different countries are often denominated in currencies other than the U.S. dollar. Changes in the values of those currencies relative to the U.S. dollar may have a positive or negative effect on the values of a Fund's investments denominated in those currencies. The values of other currencies relative to the U.S. dollar may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments. Currency values can decrease significantly both in the short term and over the long term in response to these and other developments. Continuing uncertainty as to the status of the Euro and the Economic and Monetary Union of the European Union (the “EMU”) has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EMU, or any continued uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the values of a Fund's portfolio investments.
Debt Securities Risk. The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of a Fund's fixed income securities to decrease, an adverse impact on the liquidity of a Fund's fixed income securities, and increased volatility of the fixed income markets. During periods when interest rates are at low levels, a Fund's yield can be low, and a Fund may have a negative yield (i.e., it may lose money on an operating basis). To the extent that interest rates fall, certain underlying obligations may be paid off substantially faster than originally anticipated. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by a Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Depositary Receipts Risk. American Depositary Receipts (“ADRs”) are typically trust receipts issued by a U.S. bank or trust company that evidence an indirect interest in underlying securities issued by a foreign entity. Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and other types of depositary receipts are typically issued by non-U.S. banks or financial institutions to evidence an interest in underlying securities issued by either a U.S. or a non-U.S. entity. Investments in non-U.S. issuers through ADRs, GDRs, EDRs, and other types of depositary receipts generally involve risks applicable to other types of investments in non-U.S. issuers. Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, a Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. There may be less publicly available information regarding the issuer of the securities underlying a depositary receipt than if those securities were traded directly in U.S. securities markets. Depositary receipts may or may not be sponsored by the issuers of the underlying securities, and information regarding issuers of securities underlying unsponsored depositary receipts may be more limited than for sponsored depositary receipts. The values of depositary receipts may decline for a number of reasons relating to the issuers or sponsors of the depositary receipts, including, but not limited to, insolvency of the issuer or sponsor. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. To the extent the Fund invests in depositary receipts based on securities included in the Index, such differences in prices may increase index tracking risk.
Derivatives Risk. A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset, interest rate, or index. Derivative transactions typically involve leverage and may have significant volatility. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, that changes in the value of a derivative transaction may not correlate perfectly with the underlying asset, and that a Fund may not be able to close out a derivative transaction at a favorable time or price. Risks associated with derivative instruments include potential changes in value in response to interest rate changes or other market developments or as a result of the counterparty's credit quality; the potential for the derivative transaction not to have the effect the Adviser anticipated or a different or less favorable effect than the Adviser anticipated; the failure of the counterparty to the derivative transaction to perform its obligations under the transaction or to settle a trade; possible mispricing or improper valuation of the derivative instrument; imperfect correlation in the value of a derivative with the asset, rate, or index underlying the derivative; the risk that a Fund may be required to post collateral or margin with its counterparty, and will not be able to recover the collateral or margin in the event of the counterparty's insolvency or bankruptcy; the risk that a Fund will experience losses on its derivatives investments and on its other portfolio investments, even when the derivatives investments may be intended in part or entirely to hedge those portfolio investments; the risks specific to the asset underlying the derivative instrument; lack of liquidity for the derivative instrument, including, without limitation, absence of a secondary trading market; the potential for reduced returns to a Fund due to losses on the transaction and an increase in volatility; the potential for the derivative transaction to have the effect of accelerating the recognition of gain; and legal risks arising from the documentation relating to the derivative transaction.
Emerging Markets Risk. Investments in emerging markets are generally subject to a greater risk of loss than investments in developed markets. This may be due to, among other things, the possibility of greater market volatility, lower trading volume and liquidity, greater risk of expropriation, nationalization, and social, political and economic instability, greater reliance on a few industries, international trade or revenue from particular commodities, less developed accounting, legal and regulatory systems, increased potential for market manipulation, higher levels of inflation, deflation or currency devaluation, greater risk of market shutdown, and more significant governmental limitations on investment policy as compared to those typically found in a developed market. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. In addition, issuers (including governments) in emerging market countries may have less financial stability than in other countries. The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. A Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. There is also the potential for unfavorable action such as embargoes and acts of war. As a result, there will tend to be an increased risk of price volatility in investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement and asset custody practices for transactions in emerging markets may differ from those in developed markets. Such differences may include possible delays in settlement and certain settlement practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses. For these and other reasons, investments in emerging markets are often considered speculative.
Equity Investing Risk. The market prices of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, financial leverage, non-compliance with regulatory requirements, and reduced demand for the issuer's goods or services. The values of equity securities also may decline due to general industry or market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Extension Risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower-than-expected principal payments. This may increase the period of time during which an investment earns a below-market interest rate, increase the security's duration and reduce the value of the security. Extension risk may be heightened during periods of adverse economic conditions generally, as payment rates decline due to higher unemployment levels and other factors.
Financial Sector Risk. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition.
Geographic Focus Risk. The performance of a fund that invests significantly in one or more countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a fund that does not invest significantly in such countries or regions.
Income Risk. A Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by a Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by a Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates. A reduction in the income earned by a Fund may limit the Fund's ability to achieve its objective.
Indexing Strategy/Index Tracking Risk. Each Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities. Each Fund will seek to replicate Index returns, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Each Fund generally will buy and will not sell a security included in the Index as long as the security is part of the Index regardless of any sudden or material decline in value or foreseeable material decline in value of the security, even though the Adviser may make a different investment decision for other actively managed accounts or portfolios that hold the security. As a result, a Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index (in absolute terms and by comparison with other indices) and, consequently, the performance, volatility, and risk of a Fund. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on a Fund and its shareholders. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), a Fund's return may not match the return of the Index for a number of reasons. For example, the return on the sample of securities purchased by a Fund (or the return on securities not included in the Index) to replicate the performance of the Index may not correlate precisely with the return of the Index. Each Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, a Fund may not be fully invested at times, either as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to track the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between a Fund's return and that of the Index. Changes in the composition of the Index and regulatory requirements also may impact a Fund's ability to match the return of the Index. The Adviser may apply one or more “screens” or investment techniques to refine or limit the number or types of issuers included in the Index in which a Fund may invest. Application of such screens or techniques may result in investment performance below that of the Index and may not produce results expected by the Adviser. Index tracking risk may be heightened during times of increased market volatility or other unusual market conditions.
Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a Fund's assets can decline. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that domestic or global economic policies will change), and the Fund's investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders' investments in the Fund. As such, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk.
Inflation-Indexed Securities Risk. The principal amount of an inflation-indexed security typically increases with inflation and decreases with deflation, as measured by a specified index. It is possible that, in a period of declining inflation rates, a Fund could receive at maturity less than the initial principal amount of an inflation-indexed security. Although the holders of TIPS receive no less than the par value of the security at maturity, if a Fund purchases U.S. Treasury Inflation-Protected Securities (TIPS) in the secondary market whose principal values have previously been adjusted upward and there is a period of subsequent declining inflation rates, a Fund may receive at maturity less than it invested. Depending on the changes in inflation rates during the period a Fund holds an inflation-indexed security, a Fund may earn less on the security than on a conventional bond. Changes in the values of inflation-indexed securities may be difficult to predict, and it is possible that an investment in such securities will have an effect different from that anticipated by the Adviser. The principal amounts of inflation-indexed securities are typically only adjusted periodically, and changes in the values of the securities may only approximately reflect changes in inflation rates and may occur substantially after the changes in inflation rates in question occur.
Information Technology Sector Risk (principal risk for the Target Retirement 2050 Fund, Target Retirement 2055 Fund, Target Retirement 2060 Fund and Target Retirement 2065 Fund). Market or economic factors impacting information technology companies could have a major effect on the value of the Fund's investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
Interest Rate Risk. Interest rate risk is the risk that the securities held by a Fund will decline in value because of increases in market interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, the value of a security with a duration of five years would be expected to decrease by 5% for every 1% increase in interest rates. Falling interest rates also create the potential for a decline in a Fund's income and yield. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. Variable and floating rate securities also generally increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-rate securities. A substantial increase in interest rates may also have an adverse impact on the liquidity of a security, especially those with longer durations. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of a Fund's investments. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.

IPO Risk. Each Fund may at times have the opportunity to invest in securities offered in initial public offerings (“IPOs”). IPOs involve companies that have no public operating history and therefore entail more risk than established public companies. The prices of securities offered in IPOs can have significant volatility and a Fund may lose money on an investment in such securities. IPOs may not be available to a Fund at all times, and a Fund may not always invest in IPOs offered to it. Investments in IPOs may have a substantial beneficial effect on a Fund's investment performance. A Fund's investment return earned during a period of substantial investment in IPOs may not be sustained during other periods when a Fund makes more limited, or no, investments in IPOs. There can be no assurance that the Funds will have the opportunity to invest in IPOs that are made available to other clients of the Adviser.
Large-Capitalization Securities Risk. Securities issued by large-capitalization companies may present risks not present in smaller companies. For example, larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies, especially during strong economic periods. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.
Large Transactions Risk. To the extent a large proportion of the shares of a Fund are highly concentrated or held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, a Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Large shareholder transactions could adversely affect the ability of a Fund to conduct its investment program. For example, they could require a Fund to sell portfolio securities or purchase portfolio securities unexpectedly and incur substantial transaction costs and/or accelerate the realization of taxable income and/or gains to shareholders. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged plan. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income tax rate for shareholders who hold Fund shares in a taxable account. In addition, a Fund may be required to sell its more liquid portfolio investments to meet a large redemption, in which case a Fund's remaining assets may be less liquid, more volatile, and more difficult to price. A Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. A number of circumstances may cause a Fund to experience large redemptions, such as changes in investors' circumstances; changes in the eligibility criteria for a Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.
Leveraging Risk. Borrowing transactions, reverse repurchase agreements, certain derivatives transactions, securities lending transactions and other investment transactions such as when-issued, delayed-delivery, or forward commitment transactions may create investment leverage. If a Fund engages in transactions that have a leveraging effect on the Fund's investment portfolio, the value of the Fund will be potentially more volatile and all other risks will tend to be compounded. This is because leverage generally creates investment risk with respect to a larger base of assets than a Fund would otherwise have and so magnifies the effect of any increase or decrease in the value of the Fund's underlying assets. The use of leverage is considered to be a speculative investment practice and may result in losses to a Fund. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The use of leverage may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy repayment, interest payment, or margin obligations.
Liquidity Risk. Liquidity risk is the risk that a Fund may not be able to dispose of investments readily at a favorable time or prices (or at all) or at prices approximating those at which a Fund currently values them. For example, certain investments may be subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for a Fund to value illiquid investments accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Disposal of illiquid investments may entail registration expenses and other transaction costs that are higher than those for liquid investments. A Fund may seek to borrow money to meet its obligations (including among other things redemption obligations) if it is unable to dispose of illiquid investments, resulting in borrowing expenses and possible leveraging of the Fund. In some cases, due to unanticipated levels of illiquidity a Fund may choose to meet its redemption obligations wholly or in part by distributions of assets in-kind.
The term “illiquid investments” for this purpose means investments that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investments. If any Fund determines at any time that it owns illiquid investments in excess of 15% of its net assets, it will cease to undertake new commitments to acquire illiquid investments until its holdings are no longer in excess of 15% of its NAV, report the occurrence in compliance with Rule 30b1-10 under the 1940 Act and, depending on circumstances, may take additional steps to reduce its holdings of illiquid investments. The U.S. Securities and Exchange Commission (“SEC”) has recently proposed rule amendments that, if adopted as proposed, could result in a larger percentage of the Fund's investments being classified as illiquid investments.
Longevity Risk. This is the risk that you will outlive your retirement assets.
Management Risk. Each Fund is actively managed. The Adviser's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause a Fund to incur losses. There can be no assurance that the Adviser's investment techniques and decisions will produce the desired results.
Market Disruption and Geopolitical Risk. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, trade policy changes or disputes, natural and environmental disasters, pandemics and epidemics, and systemic market dislocations may be highly disruptive to economies and markets. Those events, as well as other changes in foreign and domestic economic and political conditions, also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any partial or complete dissolution of the EMU, or any increased uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the values of a Fund's investments. On January 31, 2020, the United Kingdom (“UK”) formally withdrew from the European Union (“EU”) (commonly known as “Brexit”). An agreement between the UK and the EU governing their future trade relationship became effective January 1, 2021, but that agreement does not include an agreement on financial services, and it is unlikely that such agreement will be concluded. Moreover, the UK government has started a program of financial services law reform with the ultimate aim of repealing many EU financial services laws that were assimilated into UK law from January 1, 2021, and replacing them with legislation or rules made by the UK government or financial services regulators. Accordingly, uncertainty remains in certain areas as to the future relationship between the UK and the EU. Brexit has already had a significant impact on the UK, Europe, and global economies, and could continue to result in volatility and illiquidity, legal, political, economic and regulatory uncertainties and lower economic growth for these economies that could in turn have an adverse effect on the value of the Fund's investments. Any further exits from the EU, or the possibility of such exits, or the abandonment of the euro, may cause additional market disruption globally and introduce new legal and regulatory uncertainties.
Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the values of investments traded in these markets, including investments held by a Fund. To the extent a Fund has focused its investments in the market or index of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.
Market Risk. Market prices of investments held by a Fund will go up or down, sometimes rapidly or unpredictably. A Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors, including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, military conflicts, acts of terrorism, trade policy changes or disputes, the threat of or actual imposition of tariffs, natural disasters, public health issues, or other events could have a significant impact on a Fund and its investments. Due to the interconnectedness of economies and financial markets throughout the world, if a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund's investments may be negatively affected. A widespread outbreak of an infectious illness and efforts to contain its spread, may result in market volatility, inflation, reduced liquidity of certain instruments, disruption in the trading of certain instruments, and systemic economic weakness. The foregoing could impact a Fund and its investments and result in disruptions to the services provided to a Fund by its service providers.
Market Volatility; Government Intervention Risk. Market dislocations and other external events, such as the failures or near failures of significant financial institutions, dislocations in investment or currency markets, corporate or governmental defaults or credit downgrades, or poor collateral performance, may subject a Fund to significant risk of substantial volatility and loss. Governmental and regulatory authorities have taken, and may in the future take, actions to provide or arrange credit supports to financial institutions whose operations have been compromised by credit market dislocations and to restore liquidity and stability to financial systems in their jurisdictions; the implementation of such governmental interventions and their impact on both the markets generally and a Fund's investment program in particular can be uncertain. Governmental and non-governmental issuers may default on, or be forced to restructure, their debts, and other issuers may face difficulties obtaining credit. Defaults or restructurings by governments or others of their debts could have substantial adverse effects on economies, financial markets, and asset valuations around the world. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, or investor perception that these efforts are not succeeding, could negatively affect financial markets generally as well as the values and liquidity of certain securities.
Modeling Risk. The Adviser uses quantitative models in an effort to enhance returns and manage risk. Any imperfections, errors or limitations in these models could limit any benefit to a Fund from the use of the models, or could result in incorrect outputs or in investment outcomes different from or opposite to those expected or desired by the Adviser. These models may make simplifying assumptions that limit their effectiveness and may draw from historical data that does not adequately identify or reflect factors necessary to an appropriate or useful output. There can be no assurance that the models will behave as expected in all market conditions. In addition, computer programming used to create quantitative models, or the data on which such models operate, might contain one or more errors. Such errors might never be detected, or might be detected only after a Fund has sustained a loss (or reduced performance) related to such errors.
Mortgage-Related and Other Asset-Backed Securities Risk. Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed income investments. The liquidity of mortgage-related and asset-backed securities may change over time. Mortgage-related securities represent a participation in, or are secured by, mortgage loans. Other asset-backed securities are typically structured like mortgage-related securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include, for example, items such as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage-related and other asset-backed securities, which typically provide the issuer with the right to prepay the security prior to maturity, may be prepaid, which may result in a Fund having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage-related and other asset-backed securities may extend because of slower-than expected principal payments. This may lock in a below market interest rate, increase the security's duration and interest rate sensitivity, and reduce the value of the security. As a result, mortgage-related and other asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other debt securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage-related or other asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage-related or other asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral. Mortgage-related or other asset-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) will generally entail greater credit risk than obligations guaranteed by the U.S. government. Defaults on the underlying assets, if any, may impair the value of a mortgage-related or other asset-backed security. For some asset-backed securities in which a Fund invest, such as those backed by credit card receivables, the underlying cash flows may not be supported by a security interest in a related asset. Moreover, the values of mortgage-related and other asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain situations, the mishandling of related documentation may also affect the rights of securities holders in and to the underlying collateral. There may be legal and practical limitations on the enforceability of any security interest granted with respect to underlying assets, or the value of the underlying assets, if any, may be insufficient if the issuer defaults.
In a “forward roll” transaction, a Fund will sell a mortgage-related security to a bank or other permitted entity and simultaneously agree to purchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. The values of such transactions will be affected by many of the same factors that affect the values of mortgage-related securities generally. In addition, forward roll transactions may have the effect of creating investment leverage in a Fund.
Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers (including depositary receipts) entail risks not typically associated with investing in securities of U.S. issuers. Similar risks may apply to securities traded on a U.S. securities exchange that are issued by entities with significant exposure to non-U.S. countries. In certain countries, legal remedies available to investors may be more limited than those available with regard to U.S. investments. Because non-U.S. securities are typically denominated and traded in currencies other than the U.S. dollar, the value of the Fund's assets, to the extent they are non-U.S. dollar denominated, may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the United States. The securities of some non-U.S. entities are less liquid and at times more volatile than securities of comparable U.S. entities, and could become subject to sanctions or embargoes that adversely affect a Fund's investment. Non-U.S. transaction costs, such as brokerage commissions and custody costs may be higher than in the U.S. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, and diplomatic developments that could adversely affect the values of a Fund's investments in certain non-U.S. countries. Investments in securities of non-U.S. issuers also are subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where a Fund invests could cause the Fund's investments to experience gains or losses. In addition, the threat of or actual imposition of tariffs may adversely impact the price of non-U.S. securities.
Real Estate Sector Risk. There are special risks associated with investment in securities of companies engaged in real property markets, including without limitation Real estate investment trusts (“REITs”) and real estate operating companies. An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. An investment in a real property company is subject to additional risks, such as poor performance by the manager of the real property company, adverse changes in tax laws, difficulties in valuing and disposing of real estate, and the effect of general declines in stock prices. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a real property company may contain provisions that make changes in control of the company difficult and time-consuming. As a shareholder in a real property company, a Fund, and indirectly a Fund's shareholders, would bear their ratable shares of the real property company's expenses and would at the same time continue to pay their own fees and expenses.
REIT Risk. REITs are subject to the risks associated with investing in the securities of real property companies. In particular, REITs may be affected by changes in the values of the underlying properties that they own or operate. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets, as well as defaults by borrowers and self-liquidation. A variety of economic and other factors may adversely affect a lessee's ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated with protecting its investments. In addition, a REIT could possibly fail to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), or to maintain its exemptions from registration under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), which could have adverse consequences for a Fund. Investments in REITs are also subject to the risks affecting equity markets generally.
Reinvestment Risk. Income from a Fund's portfolio may decline when the Fund invests the proceeds from investment income, sales of portfolio securities or matured, traded or called debt obligations. For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing a Fund to reinvest the proceeds in lower-yielding securities. A decline in income received by a Fund from its investments is likely to have a negative effect on the yield and total return of the Fund Shares.
Restricted Securities Risk. A Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws pursuant to an exemption from registration. These securities may be less liquid than securities registered for sale to the general public. The liquidity of a restricted security may be affected by a number of factors, including, among others: (i) the creditworthiness of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; (v) the nature of any legal restrictions governing trading in the security; and (vi) the nature of the security and the nature of marketplace trades. There can be no assurance that a liquid trading market will exist at any time for any particular restricted security. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.
Risk of Investment in Other Pools. When a Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected. A Fund is exposed indirectly to all of the risks applicable to an investment in such other pool. In addition, lack of liquidity in the underlying pool could result in its value being more volatile than the underlying portfolio of securities, and may limit the ability of a Fund to sell or redeem its interest in the pool at a time or at a price it might consider desirable. The investment policies and limitations of the other pool may not be the same as those of the Fund; as a result, the Fund may be subject to additional or different risks, or may achieve a reduced investment return, as a result of its investment in another pool. If a pool is an exchange-traded fund or other product traded on a securities exchange or otherwise actively traded, its shares may trade at a premium or discount to their NAV, an effect that might be more pronounced in less liquid markets. A Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. For example, the Adviser or its affiliates may receive fees based on the amount of assets invested in the pool. Investment by a Fund in the pool may be beneficial to the Adviser or an affiliate in the management of the pool, by helping to achieve economies of scale or enhancing cash flows. Due to this and other factors, the Adviser may have an incentive to invest a Fund's assets in a pool sponsored or managed by the Adviser or its affiliates in lieu of investments by the Fund directly in portfolio securities, or may have an incentive to invest in the pool over a pool sponsored or managed by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by a Fund in a pool sponsored or managed by the Adviser or its affiliates. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which a Fund does so.
Settlement Risk. Markets in different countries have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of transactions. Delays in settlement may increase credit risk to a Fund, limit the ability of a Fund to reinvest the proceeds of a sale of securities, hinder the ability of a Fund to lend its portfolio securities, and potentially subject a Fund to penalties for its failure to deliver to on-purchasers of securities whose delivery to a Fund was delayed. Delays in the settlement of securities purchased by a Fund may limit the ability of a Fund to sell those securities at times and prices it considers desirable, and may subject a Fund to losses and costs due to its own inability to settle with subsequent purchasers of the securities from it. A Fund may be required to borrow monies it had otherwise expected to receive in connection with the settlement of securities sold by it, in order to meet its obligations to others. Limits on the ability of a Fund to purchase or sell securities due to settlement delays could increase any variance between a Fund's performance and that of its benchmark index.
Small-, Mid- and Micro-Capitalization Securities Risk. The securities of small-, mid- and micro-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of smaller companies may trade less frequently and in smaller volumes than more widely held securities. The prices of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in these securities than in the case of larger companies, both of which can cause significant price volatility. Some securities of smaller issuers may be illiquid or may be restricted as to resale. A Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet a Fund's obligations. Returns on investments in securities of small-, mid- and micro-capitalization companies could trail the returns on investments in securities of larger companies.
Target Date Assumption Risk. This is the risk that assumptions and forecasts used by SSGA FM in developing the Fund's asset allocation glide path are not in line with actual future investment returns and participant savings activities, which could result in losses near, at, or after the target date year or could result in the Fund not providing adequate income at and through retirement.
Unconstrained Sector Risk. A Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. When a Fund focuses its investments in a particular industry or sector, financial, economic, business, and other developments affecting issuers in that industry, market, or economic sector will have a greater effect on the Fund than if it had not focused its assets in that industry, market, or economic sector, which may increase the volatility of the Fund. Any such investment focus may also limit the liquidity of the Fund. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect an industry, market, or economic sector in which the Fund focuses its investments, resulting in extreme inflows or outflows of cash into and out of the Fund. Such extreme cash inflows or outflows might affect management of the Fund adversely. The Fund may establish or terminate a focus in an industry or sector at any time in the Adviser's discretion and without notice to investors.
U.S. Government Securities Risk. U.S. government securities, such as Treasury bills, notes and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. There is no assurance that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability, or investment character of securities issued by these entities. The value and liquidity of U.S. government securities may be affected adversely by changes in the ratings of those securities. Securities issued by the U.S. Treasury historically have been considered to present minimal credit risk. The downgrade in the long-term U.S. credit rating by at least two major rating agencies has introduced greater uncertainty about the ability of the U.S. to repay its obligations. Further credit rating downgrades or a U.S. credit default could decrease the value and increase the volatility of a Fund's investments.
U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of a Fund's U.S. Treasury obligations to decline. The total public debt of the United States as a percentage of gross domestic product grew rapidly after the financial crisis of 2008 and has remained at a historically high level. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can cause a decline in the value of the dollar (which may lead to inflation), and can prevent the U.S. government from implementing effective countercyclical fiscal policy in economic downturns. On August 5, 2011, Standard & Poor's Ratings Services downgraded U.S. Treasury securities from AAA rating to AA+ rating. Standard & Poor's Ratings Ser vices stated that its decision was prompted by its view on the rising public debt burden and its perception of greater policymaking uncertainty. Fitch also downgraded its rating of U.S. Treasury securities from AAA to AA+ in August 2023 citing increasing government debt and erosion in confidence regarding governance of fiscal matters as a result of repeated political standoffs related to debt limit approvals. A downgrade of the ratings of U.S. government debt obligations, which are often used as a benchmark for other borrowing arrangements, could result in higher interest rates for individual and corporate borrowers, cause disruptions in the international bond markets and have a substantial negative effect on the U.S. economy. Any additional downgrades of U.S. Treasury securities from ratings agencies may cause the value of a Fund's U.S. Treasury obligations to decline. In recent years, impasses in Congress regarding the federal budget have caused temporary Federal government shutdowns. While Congress has temporarily suspended the debt limit from time to time, the risks that the U.S. government will not adopt a long-term budget or deficit reduction plan, of one or more additional Federal government shutdowns or of future failures to not increase the Federal government's debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.
Valuation Risk. Certain portfolio holdings may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. Technological issues or other service disruption issues involving third-party service providers may cause a Fund to value its investments incorrectly. In addition, there is no assurance that a Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by a Fund at that time. Investors who purchase or redeem Fund Shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the holding(s) or had used a different valuation methodology.
When-Issued, TBA and Delayed Delivery Securities Risk. A Fund may purchase securities on a when-issued, to be announced (“TBA”) or delayed delivery basis and may purchase securities on a forward commitment basis. The purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The prices of the securities so purchased or sold are subject to market fluctuations. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchase of securities on a when-issued, TBA, delayed delivery, or forward commitment basis may give rise to investment leverage, and may result in increased volatility of a Fund's net asset value. Default by, or bankruptcy of, a counterparty to a when-issued, TBA or delayed delivery transaction would expose a Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction. The Financial Industry Regulatory Authority, Inc. (“FINRA”) imposes mandatory margin requirements for certain types of when-issued, delayed delivery or forward commitment transactions (including TBA transactions), with limited exceptions. Such transactions require mandatory collateralization which may increase the cost of such transactions and impose added operational complexity.
Additional Information About Non-Principal Investment Strategies and Risks
Conflicts of Interest Risk. An investment in a Fund will be subject to a number of actual or potential conflicts of interest. For example, the Adviser or its affiliates may provide services to a Fund, such as securities lending agency services, custodial, administrative, bookkeeping, and accounting services, transfer agency and shareholder servicing, securities brokerage services, and other services for which the Fund would compensate the Adviser and/or such affiliates. The Funds may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser. There is no assurance that the rates at which a Fund pays fees or expenses to the Adviser or its affiliates, or the terms on which it enters into transactions with the Adviser or its affiliates will be the most favorable available in the market generally or as favorable as the rates the Adviser or its affiliates make available to other clients. Because of its financial interest, the Adviser will have an incentive to enter into transactions or arrangements on behalf of a Fund with itself or its affiliates in circumstances where it might not have done so in the absence of that interest, provided that the Adviser will comply with applicable regulatory requirements.

The Adviser and its affiliates serve as investment adviser to other clients and may make investment decisions that may be different from those that will be made by the Adviser on behalf of the Funds. For example, the Adviser may provide asset allocation advice to some clients that may include a recommendation to invest in or redeem from particular issuers while not providing that same recommendation to all clients invested in the same or similar issuers. The Adviser may (subject to applicable law) be simultaneously seeking to purchase (or sell) investments for a Fund and to sell (or purchase) the same investment for accounts, funds, or structured products for which it serves as asset manager, or for other clients or affiliates. The Adviser and its affiliates may invest for clients in various securities that are senior, pari passu or junior to, or have interests different from or adverse to, the securities that are owned by a Fund. The Adviser or its affiliates, in connection with its other business activities, may acquire material nonpublic confidential information that may restrict the Adviser from purchasing securities or selling securities for itself or its clients (including the Funds) or otherwise using such information for the benefit of its clients or itself.
The foregoing does not purport to be a comprehensive list or complete explanation of all potential conflicts of interests which may affect a Fund. A Fund may encounter circumstances, or enter into transactions, in which conflicts of interest that are not listed or discussed above may arise.
Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, funds (such as the Funds) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. Furthermore, geopolitical tensions may have increased the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, the Adviser or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect a Fund or its shareholders. For instance, cyber-attacks or technical malfunctions may interfere with the processing of shareholder or other transactions, affect a Fund's ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject a Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyber-attacks or technical malfunctions may render records of Fund assets and transactions, shareholder ownership of Fund Shares, and other data integral to the functioning of a Fund inaccessible or inaccurate or incomplete. A Fund may also incur substantial costs for cybersecurity risk management in order to prevent cyber incidents in the future. A Fund and its shareholders could be negatively impacted as a result. While the Adviser has established business continuity plans and systems designed to minimize the risk of cyber-attacks through the use of technology, processes and controls, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified, given the evolving nature of this threat. The use of artificial intelligence (“AI”) and machine learning could exacerbate these risks or result in cyber security incidents that implicate personal data. Each Fund relies on third-party service providers for many of its day-to-day operations, and will be subject to the risk that the protections and protocols implemented by those service providers will be ineffective to protect the Fund from cyber-attack. The Adviser does not control the cybersecurity plans and systems put in place by third-party service providers, and such third-party service providers may have limited indemnification obligations to the Adviser or the Funds. Similar types of cybersecurity risks or technical malfunctions also are present for issuers of securities in which each Fund invest, which could result in material adverse consequences for such issuers, and may cause a Fund's investment in such securities to lose value.
Index Construction Risk. A security included in an Index may not exhibit the characteristic or provide the specific exposure for which it was selected and consequently a Fund's holdings may not exhibit returns consistent with that characteristic or exposure.
Index Licensing Risk. It is possible that the license under which the Adviser or a Fund is permitted to replicate or otherwise use an Index will be terminated or may be disputed, impaired or cease to remain in effect. In such a case, the Adviser may be required to replace the Index with another index which it considers to be appropriate in light of the investment strategy of a Fund. The use of any such substitute index may have an adverse impact on a Fund's performance. In the event that the Adviser is unable to identify a suitable replacement for the Index, it may determine to terminate a Fund.

Money Market Fund Investment Risk. An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Certain money market funds seek to preserve the value of their shares at $1.00 per share, although there can be no assurance that they will do so, and it is possible to lose money by investing in such a money market fund. A major or unexpected change in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause the share price of such a money market fund to fall below $1.00. It is possible that such a money market fund will issue and redeem shares at $1.00 per share at times when the fair value of the money market fund's portfolio per share is more or less than $1.00. The SEC has adopted amendments to money market fund regulation that, among other things, increase the daily and weekly liquid asset requirements.  Such amendments may limit the Funds' investment flexibility and reduce its ability to generate returns. None of State Street Corporation, State Street Bank and Trust Company (“State Street”), State Street Global Advisors, Inc. (“SSGA”), SSGA Funds Management, Inc. or their affiliates (“State Street Entities”) guarantee the value of an investment in a money market fund at $1.00 per share. Investors should have no expectation of capital support to a money market fund from State Street Entities. Other money market funds price and transact at a “floating” NAV that will fluctuate along with changes in the market-based value of fund assets. Shares sold utilizing a floating NAV may be worth more or less than their original purchase price. Recent changes in the regulation of money market funds may affect the operations and structures of money market funds. A money market fund may be permitted or required to impose redemption fees during times of market stress.
Portfolio Turnover Risk. A Fund may engage in frequent trading of its portfolio securities. Fund turnover generally involves a number of direct and indirect costs and expenses to a Fund, including, for example, brokerage commissions, dealer mark-ups and bid/asked spreads, and transaction costs on the sale of securities and reinvestment in other securities. The costs related to increased portfolio turnover have the effect of reducing a Fund's investment return, and the sale of securities by a Fund may result in the realization of taxable capital gains, including short-term capital gains, which are taxed to individuals as ordinary income.
Securities Lending Risk. Each Fund may lend portfolio securities in an amount not to exceed 40% of the value of its net assets. For these purposes, net assets shall exclude the value of all assets received as collateral for the loan. Such loans may be terminated at any time. Any such loans must be continuously secured by collateral (either cash or other obligations as may be permitted under the Funds' securities lending program) maintained on a current basis in an amount at least equal to the market value of the securities loaned by a Fund, marked to market each trading day. A Fund will receive the amount of all dividends, interest and other distributions on the loaned securities; however, the borrower has the right to vote the loaned securities. A Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Each Fund expects to invest cash collateral in a pooled investment vehicle advised by the Adviser (e.g., a mutual fund or exchange-traded fund). With respect to index funds, to the extent the collateral provided or investments made with cash collateral differ from securities included in the relevant Index, such collateral or investments may have a greater risk of loss than the securities included in the Index. In addition, a Fund will be subject to the risk that any income generated by reinvesting cash collateral is lower than any fees the Fund has agreed to pay a borrower.
Temporary Defensive Positions. In response to actual or perceived adverse market, economic, political, or other conditions, a Fund may (but will not necessarily), without notice, depart from its principal investment strategies by temporarily investing for defensive purposes. Temporary defensive positions may include, but are not limited to, cash, cash equivalents, U.S. government securities, repurchase agreements collateralized by such securities, money market funds, and high-quality debt investments. While investing defensively, a Fund may maintain a substantial portion of its assets in cash, on which a Fund may earn little if any income. If a Fund invests for defensive purposes, it may not achieve its investment objective. In addition, the defensive strategy may not work as intended.
Portfolio Holdings Disclosure
The Funds' portfolio holdings disclosure policy is described in the Statement of Additional Information (“SAI”).

Management and Organization
Each Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts.
Investment Adviser
SSGA FM serves as the investment adviser to each Fund pursuant to an investment advisory agreement (“Investment Advisory Agreement”) between the Trust and the Adviser, and, subject to the oversight of the Board, is responsible for the investment management of each Fund. The Adviser provides an investment management program for each Fund and manages the investment of each Fund's assets. In addition, the Adviser provides administrative, compliance and general management services to each Fund. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation. The Adviser is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. The Adviser and certain other affiliates of State Street Corporation make up SSGA. SSGA is one of the world's largest institutional money managers and the investment management arm of State Street Corporation. As of December 31, 2024, the Adviser managed approximately $1.11 trillion in assets and SSGA managed approximately $4.72 trillion in assets. The Adviser's principal business address is One Iron Street, Boston, Massachusetts 02210.
Each Fund has entered into an investment advisory agreement with the Adviser, pursuant to which the Adviser will manage the Fund's assets for compensation paid at the annual rate, set forth below, of the Fund's average daily net assets.
Target Retirement 2025 Fund	0.05%
Target Retirement 2030 Fund	0.05%
Target Retirement 2035 Fund	0.05%
Target Retirement 2040 Fund	0.05%
Target Retirement 2045 Fund	0.05%
Target Retirement 2050 Fund	0.05%
Target Retirement 2055 Fund	0.05%
Target Retirement 2060 Fund	0.05%
Target Retirement 2065 Fund	0.05%
Target Retirement 2070 Fund	0.05%
Target Retirement Fund	0.05%
Total Annual Fund Operating Expense Waivers. SSGA FM, as the investment adviser to each Fund, is contractually obligated, through April 30, 2026, (i) to waive up to the full amount of the advisory fee payable by a Fund, and/or (ii) to reimburse a Fund to the extent that Total Annual Fund Operating Expenses (exclusive of nonrecurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. These waiver and/or reimbursement arrangements may not be terminated prior to April 30, 2026 except with approval of the Funds' Board of Trustees.
A discussion regarding the Board's consideration of the Target Retirement 2025 Fund's, Target Retirement 2030 Fund's, Target Retirement 2035 Fund's, Target Retirement 2040 Fund's, Target Retirement 2045 Fund's, Target Retirement 2050 Fund's, Target Retirement 2055 Fund's, Target Retirement 2060 Fund's, Target Retirement 2065 Fund's, and Target Retirement Fund's Investment Advisory Agreement is provided in the Funds' Form N-CSR filing for the period ended June 30, 2024. A discussion regarding the Board's consideration of Target Retirement 2070 Fund's Investment Advisory Agreement will be provided in Target Retirement 2070 Fund's initial Form N-CSR filing with the SEC.
Portfolio Management
The Adviser manages the Funds using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities, including investment strategy and analysis, while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within SSGA. Each portfolio management team is overseen by SSGA's internal governance.

Key professionals involved in the day-to-day portfolio management of the Funds include the following:
Seamus Quinn, CFA, CAIA, is a Principal of SSGA and the Adviser and a Portfolio Manager in the Investment Solutions Group (ISG). He is responsible for the development and investment management of a variety of customized multi-asset class portfolios, including strategic, tactical, and exposure management strategies. Mr. Quinn joined SSGA in 2012 and has been part of ISG since 2017. Prior to joining ISG, Mr. Quinn was a portfolio analyst in the Fixed Income Operations team. Prior to his role at SSGA, Mr. Quinn worked at State Street Corporation as a fund accountant. Mr. Quinn holds a Bachelor of Science degree in Finance from the University of Massachusetts and a Master of Science in Finance from the Carroll School of Management at Boston College. He has earned the Chartered Financial Analyst (CFA) and the Chartered Alternative Investment Analyst (CAIA) designations and is a member of the CFA Institute, CFA Society Boston, Inc., and the CAIA Association.
Michael Narkiewicz is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Investment Solutions Group (ISG), where he is responsible for the design and management of a variety of multi-asset class portfolios, including strategic and tactical asset allocation strategies. His work includes aligning clients' asset allocation with their investment objectives for target retirement and real asset strategies. He is actively involved in the investment research that underpins the strategic asset allocation of these strategies, and he is a voting member of the Defined Contribution Investment Group (DCIG). Prior to his current role, Mr. Narkiewicz was a portfolio specialist within the Global Equity Beta Solutions Group. His responsibilities included investment research, analysis, and product positioning across multiple investment strategies. Before joining SSGA in 2013, Mr. Narkiewicz was a senior portfolio analyst at Shepherd Kaplan, a Boston based registered investment advisor, and an equity trader at Congress Asset Management Company. He holds a Bachelor of Science degree in Finance from Bentley University and a Master of Business Administration with a concentration in Finance from the D'Amore-McKim School of Business at Northeastern University.
Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of the Funds is available in the SAI.
Other Fund Services
The Administrator, Sub-Administrator and Custodian
The Adviser serves as administrator of each Fund. The amount of the fee paid to the Adviser for administrative services may vary by share class. Each Fund currently pays the Adviser an administrative fee at the annual rate of 0.05% with respect to each of its share classes. State Street, a subsidiary of State Street Corporation, serves as sub-administrator for each Fund for a fee that is paid by the Adviser. State Street also serves as custodian of each Fund for a separate fee that is paid by the Funds.
The Transfer Agent and Dividend Disbursing Agent
SS&C GIDS, Inc. is the Funds' transfer agent and dividend disbursing agent (the “Transfer Agent”).
The Distributor
State Street Global Advisors Funds Distributors, LLC serves as the Funds' distributor (“SSGA FD”) pursuant to the Distribution Agreement between SSGA FD and the Trust.
Additional Information
The Trustees of the Trust oversee generally the operations of the Funds and the Trust. The Trust enters into contractual arrangements with various parties, including, among others, the Funds' investment adviser, custodian, transfer agent, and accountants, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them directly against the service providers or to seek any remedy under them directly against the service providers.
This Prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Funds and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

Shareholder Information
Determination of Net Asset Value
Each Fund determines its NAV per share once each business day as of the scheduled close of regular trading on the New York Stock Exchange (the “NYSE”). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed. In unusual circumstances, such as an emergency or an unscheduled close or halt of trading on the NYSE, the time at which share prices are determined may be changed. The NAV per share is based on the market value of the investments held in a Fund. The NAV of each class of a Fund's Shares is calculated by dividing the value of the assets of the Fund attributable to that class less the liabilities of the Fund attributable to that class by the number of shares in the class outstanding. As noted in this Prospectus, each Fund may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, and those securities may trade on weekends or other days when each Fund does not price its shares. Consequently, the NAV of each Fund's Shares may change on days when shareholders are not able to purchase or redeem the Fund's Shares. Purchase and redemption orders for Fund Shares are processed, respectively, at the NAV next determined after the Fund accepts a purchase order or receives a redemption request in good form. Each Fund values each security or other investment pursuant to guidelines adopted by the Board. The Board has appointed the Adviser as the valuation designee to fair value securities or other investments pursuant to procedures approved by the Funds' Board, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities or other investments held by a Fund occurs after the close of a related exchange but before the determination of a Fund's NAV. Attempts to determine the fair value of securities or other investments introduce an element of subjectivity to the pricing of securities or other investments. As a result, the price of a security or other investment determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price a Fund would have received had it sold the investment. To the extent that a Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published NAVs per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.
Investing in State Street Institutional Investment Trust Shares
Mutual funds advised by SSGA FM (the “State Street Funds”) and their service providers have a legal obligation to collect from you certain personal information about you at the time you open an account in order to verify your identity and the source of your payment. If you do not provide this information, you may not be able to open an account with the State Street Funds. If the State Street Funds believe that they have uncovered unlawful activity, the State Street Funds and their service providers may close your account and take any action they deem reasonable or required by law. The State Street Funds reserve the right to reject any purchase order.
This section of the Prospectus explains the basics of doing business with the State Street Funds. Carefully read each topic. The policies set forth below regarding the purchase, redemption and exchange of State Street Fund shares are in addition to the “Purchase and Sale of Fund Shares” section contained in the “Fund Summary” portion of this Prospectus. The State Street Funds reserve the right to change the following policies, without notice to shareholders; except that any modification or termination of the exchange privileges described in this Prospectus will be preceded by 60 days' advance notice to shareholders. Please call or check online for current information. Requests for transactions in the State Street Funds will be processed when they are received in “good order.” “Good order” means that the request is in an accurate and complete form, and all applicable documents have been received in such accurate and complete form (including, typically, a signed application and medallion-guaranteed documents), and, for a purchase request, the check or wired funds have cleared.
Purchasing Shares
Choosing a Share Class
The Funds offer three classes of shares through this Prospectus: Class I, Class K and Class R3, available to you subject to the eligibility requirements set forth below.

All classes of a Fund share the same investment objective and investments, but the different share classes have different expense structures and eligibility requirements. The availability of shares of a particular class through a given Financial Intermediary will depend on the policies and procedures of the Financial Intermediary. The Funds, the Distributor, the Adviser and the Transfer Agent do not provide advice or make recommendations regarding Fund share classes and do not verify that you have invested in the share class most appropriate for your investment needs. You should choose the class with the expense structure that best meets your needs and for which you are eligible. Some factors to consider are the amount you plan to invest, the time period before you expect to sell your shares, whether you might invest more money in the Funds in the future, and the nature of your arrangement with a Financial Intermediary. Your investment professional can help you choose a share class that is appropriate for your investment needs.
The chart below summarizes the features of the different share classes. This chart is only a general summary, and you should read the description of each Fund's expenses in each Fund Summary in this Prospectus.
Any applicable minimum purchase amount may be waived for specific investors or types of investors, including, without limitation, retirement plans, employees of State Street Corporation and its affiliates and their families. In the case of shareholders purchasing shares through a Financial Intermediary, the minimum purchase amount may be applied at the level of the Financial Intermediary.
	Class I	Class K	Class R3
Availability	Limited to certain investors serviced through a Financial Intermediary receiving a fee from the fund for shareholder servicing or similar services.	Limited to certain investors, including certain financial institutions, qualified recordkeepers and employer-sponsored retirement plans.	Limited to certain investors, including certain financial institutions, qualified recordkeepers and employer-sponsored retirement plans.
Minimum Initial Investment	None.	None.	None.
Maximum Investment	None.	None.	None.
Initial (Front-End) Sales Charge	None. Entire purchase price is invested in shares of a Fund.	None. Entire purchase price is invested in shares of a Fund.	None. Entire purchase price is invested in shares of a Fund.
Deferred (CDSC) Sales Charge	None.	None.	None.
Distribution and Service (Rule 12b-1) Fees	None.	None.	0.25% annual fee.
The following pages cover additional details about each share class, including information about share class eligibility, initial and deferred sales charges, and sales charge reductions and waivers. Information about sales charges and sales charge reductions and waivers is also available free of charge on the Funds' website at  www.ssga.com.
Class I
Class I shares are not subject to any sales charge. Only certain investors are eligible to buy Class I shares. Your Financial Intermediary can help you determine whether you are eligible to purchase Class I shares.
Class I shares are available to the following categories of investors serviced through a Financial Intermediary receiving a fee from a Fund for shareholder servicing or similar services:
1.
Banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) that have entered into agreements with the Fund to purchase Class I shares on behalf of their clients in:
•
Discretionary and non-discretionary advisory programs;
•
Fund “supermarkets”;
•
Asset allocation programs;

•
Other programs in which the client pays an asset-based fee for advice or for executing transactions in Fund Shares or for otherwise participating in the program; or
•
Certain other investment programs that do not charge an asset-based fee;
2.
Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code.
There is no minimum investment for Class I shares.
Class K
Class K shares are not subject to any sales charge. Only certain investors are eligible to buy Class K shares. Your Financial Intermediary can help you determine whether you are eligible to purchase Class K shares.
Class K shares are available to the following categories of investors:
1.
Banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing Fund Shares on behalf of their clients in:
•
Discretionary and non-discretionary advisory programs;
•
Fund "supermarkets";
•
Asset allocation programs;
•
Other programs in which the client pays an asset-based fee for advice or for executing transactions in Fund Shares or for otherwise participating in the program; or
•
Certain other investment programs that do not charge an asset-based fee;
2.
Qualified recordkeepers with an applicable agreement maintained with SSGA FD;
3.
Endowments and foundations, and defined contribution, defined benefit, and other employer-sponsored employee benefit plans, whether or not qualified under the Code;
4.
Certain other registered open-end investment companies whose shares are distributed by SSGA FD;
5.
Current or retired Directors or Trustees of the State Street Funds, officers and employees of SSGA, and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such person is a beneficiary;
6.
Qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions);
7.
Health Savings Accounts under Section 223 of the Code if such accounts are maintained by the Fund at an omnibus level;
8.
Collective investment trusts.
There is no minimum investment for Class K shares.
Class R3
Class R3 shares are not subject to any sales charge. Only certain investors are eligible to buy Class R3 shares. Your Financial Intermediary can help you determine whether you are eligible to purchase Class R3 shares.
Class R3 shares are available to the following categories of investors:
1.
401(k), 403(b), 457, deferred compensation, defined benefit, money purchase pension and profit-sharing retirement plans that require recordkeeping and administrative services.
2.
They are not available in retail accounts or retail non-retirement accounts; Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SARSEPs, and SIMPLE IRAs held in brokerage accounts; and 529 college savings plans.
There is no minimum investment for Class R3 shares.

How to Initiate a Purchase Request
Investing in the State Street Funds Through a Financial Intermediary
If you currently do not have an account with State Street Funds, you may establish a new account and purchase shares through a Financial Intermediary, such as a bank, broker, or investment adviser. Please consult your Financial Intermediary to determine which, if any, shares are available through that firm and to learn about other rules that may apply. You may also submit a New Account Application. To open certain types of accounts, such as IRAs, you will be required to submit an account-specific application. If you intend to add certain investor services offered by the State Street Funds, such as Automatic Investment and Withdrawals Plans, you also will be required to submit a Service Option Form. See Service Options. If you are opening an account through a Financial Intermediary, such as a bank or broker, the Financial Intermediary should have the documents that you will need.
Account Applications and Other Documents. You may find many of the forms necessary to open an account online or by calling or writing to the State Street Funds. See Contacting the State Street Funds.
Opening Accounts and Purchasing By Telephone. You may call the State Street Funds to request that the account-opening forms be sent to you or for assistance in completing the necessary paperwork. Once an account has been established, you may also call the State Street Funds to request a purchase of shares. See Contacting the State Street Funds.
Opening Accounts and Purchasing By Mail. You may send the State Street Funds your account registration form and check to open a new account. To add to an existing account, you may send your check with a written request. You also may send a written request to the State Street Funds to make an exchange. For the State Street Funds' addresses, see Contacting the State Street Funds.
Please be sure to check Exchanging Shares and Frequent-Trading Limits below.
How to Pay for a Purchase
By Wire. Please call the State Street Funds for instructions and policies on purchasing shares by wire. See Contacting the State Street Funds. All wires should be in U.S. dollars and immediately available funds.
By Check. You may send a check to make initial or additional purchases to your fund account. Make your check payable to “State Street Funds” and include the appropriate fund name and account number (e.g., “State Street Target Retirement 2025 Fund—a/c #xxx”) in the memo section of the check.
By Exchange. You may purchase shares of a State Street Fund, provided the Funds' minimum investment is met, using the proceeds from the simultaneous redemption of shares of another State Street Fund of the same class. You may initiate an exchange by telephone, or by mail. See Exchanging Shares below.
In-Kind Purchase of State Street Fund Shares. The State Street Funds, in their sole discretion, may permit you to purchase shares of a State Street Fund (“State Street Fund Shares”) through the exchange of other securities that you own. The market value of any securities exchanged, plus any cash, must be at least $25 million. Please consult your tax adviser regarding in-kind transactions. Please contact the State Street Funds for more information, including additional restrictions. See Contacting the State Street Funds.
Trade Dates-Purchases
The trade date for any purchase request received in good order will depend on the day and time the State Street Funds receive your request, the manner in which you are paying, and the type of fund you are purchasing. Each State Street Fund's NAV is calculated only on business days, that is, those days that the NYSE is open for regular trading. Purchase orders are processed at the NAV next determined after the Fund accepts a purchase order.
For Purchases by Check, Exchange or Wire into all Funds: If the purchase request is received in good order by the State Street Funds on a business day before the close of regular trading on the NYSE (ordinarily 4 p.m., Eastern time), the trade date will be the same day. If the purchase request is received in good order on a business day after the close of regular trading on the NYSE, or on a non-business day, the trade date will be the next business day.
If your purchase request is not in good order, it may be rejected.

For further information about purchase transactions, consult our website at  www.ssga.com or see Contacting the State Street Funds.
Other Purchase Policies You Should Know
Check Purchases. All checks used to purchase State Street Fund Shares must be drawn on a U.S. bank and in U.S. dollars. The State Street Funds will not accept any third-party check used for an initial purchase of Fund Shares, or any check drawn on a credit card account for any purpose.
New Accounts. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, the State Street Funds reserve the right, without notice, to close your account or take such other steps as we deem reasonable.
Refused or Rejected Purchase Requests. The State Street Funds reserve the right to stop selling Fund Shares or to reject any purchase request at any time and without notice, including purchases requested by exchange from another State Street Fund. This right also includes the right to reject any purchase request because of a history of frequent trading by the investor or because the purchase may negatively affect a Fund's operation or performance.
Purchases Through Pension Plans. If you are purchasing State Street Fund Shares through a pension or other participation plan, you should contact your plan administrator for further information on purchases.
Redeeming Shares
By Telephone. You may call the State Street Funds to request a redemption of shares. See Contacting the State Street Funds.
By Mail. You may send a written request to the State Street Funds to redeem from a Fund account or to make an exchange. See Contacting the State Street Funds.
If you wish to redeem Fund Shares through a Financial Intermediary, please contact that Financial Intermediary directly. Your Financial Intermediary may have different or additional requirements for the processing of redemption orders, or may be closed at times when the Fund is open. Financial Intermediaries may contact SS&C GIDS, Inc. at (877) 332-6207 or via email at nsccresearch@dstsystems.com with questions.
Please be sure to check Exchanging Shares and Frequent-Trading Limits below.
Trade Date-Redemptions
The trade date for any redemption request received in good order will depend on the day and time the State Street Funds receive your request in good order and the manner in which you are redeeming.
Your redemption will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for regular trading (a business day). If the redemption request is received in good order by the State Street Funds on a business day before the close of regular trading on the NYSE (ordinarily 4 p.m., Eastern time), the request will be processed the same day using that day's NAV. If the redemption request is received in good order on a business day after the close of regular trading on the NYSE, or on a non-business day, the request will be processed the next business day.
How to Receive Redemption Proceeds
Regardless of the method the Funds use to make a redemption payment, the Funds typically expect to pay out redemption proceeds on the next business day after a redemption request is received in good order. If you purchased State Street Fund Shares by check or an automatic investment program and you elect to redeem shares within 15 days of the purchase, you may experience delays in receiving redemption proceeds. In this case, the State Street Funds generally will postpone sending redemption proceeds until it can verify that the check or automatic investment program investment has been collected, but in no event will this delay exceed 15 days. There will be no such delay for redemptions following purchases paid by federal funds wire or by bank cashier's check, certified check or treasurer's check. The State Street Funds reserve the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect a Fund. The State Street Funds reserve the right to suspend the right of shareholder redemption or postpone the date of payment for more than seven days to the extent permitted by the 1940 Act.

The Transfer Agent may temporarily delay for more than seven days the disbursement of redemption proceeds from the Fund account of a “Specified Adult” (as defined in Financial Industry Regulatory Authority, Inc. (“FINRA”) Rule 2165) based on a reasonable belief that financial exploitation of the Specified Adult has occurred, is occurring, has been attempted, or will be attempted, subject to certain conditions.
Under normal circumstances, each Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio and/or selling portfolio assets to generate cash. The Funds also may pay redemption proceeds using cash obtained through borrowing arrangements (including under the Funds' line of credit, which is shared across all registered funds advised by SSGA FM (other than money market funds)) that may be available from time to time.
The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed beyond 7 days in accordance with Section 22(e) of the 1940 Act and the rules thereunder, including during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or if an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of a Fund.
A Fund may pay all or a portion of your redemption proceeds by giving you securities (for example, if the Fund reasonably believes that a cash redemption may have a substantial impact on the Fund and its remaining shareholders). A redemption is generally a taxable event for shareholders, regardless of whether the redemption is satisfied in cash or in kind. You may pay transaction costs and/or taxes (including through the realization of taxable gain) to dispose of the securities, and you may receive less for them than the price at which they were valued for purposes of the redemption. In addition, you will be subject to the market risks associated with such securities until such time as you choose to dispose of the security.
During periods of deteriorating or stressed market conditions, when an increased portion of a Fund's portfolio may be comprised of less liquid investments, or during extraordinary or emergency circumstances, a Fund may be more likely to pay redemption proceeds with cash obtained through short-term borrowing arrangements (if available) or by giving you securities.
By Electronic Bank Transfer. You may have the proceeds of a fund redemption sent directly to a designated bank account. To establish the electronic bank transfer option on an account, you must designate a bank account by completing a special form or filling out the appropriate section of your account registration form. After the option is set up on your account, you can redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal Plan) or from time to time. Your redemption request can be initiated by telephone, or by mail.
By Wire. When redeeming shares of a State Street Fund, you may instruct the State Street Funds to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Shares will be redeemed from the account on the day that the redemption instructions are received in good order. The wire redemption option is not automatic; you must designate a bank account by completing a special form or filling out the appropriate section of your account registration form. The State Street Funds typically do not charge you a fee for wiring redemption proceeds, although it reserves the right to do so. Your bank may charge a fee for receiving a wire. You are encouraged to check with your bank before initiating any transaction.
By Exchange. You may have the proceeds of a State Street Fund redemption invested directly into shares of another State Street Fund of the same class. You may initiate an exchange by telephone, or by mail.
By Check. You may have the proceeds of a State Street Funds redemption paid by check and sent to the address shown on the State Street Funds registration record, provided that the address on the registration record has not changed within thirty (30) days of the redemption request. The State Street Funds will mail you a redemption check, generally payable to all registered account owners.
Other Redemption Policies that You Should Know
Address Changes. If your address of record has been changed within thirty (30) days of the redemption request, the request must be in writing and bear a medallion guarantee.
Significant/Unusual Economic or Market Activity. During periods of significant or unusual economic or market activity, you may encounter delays attempting to give instructions by phone.

Minimum Account Size. If, due to your redemptions or exchanges, your account balance for a Fund falls below a minimum amount set by the Fund (presently, the minimum initial investment of your selected share class), the Fund may choose to redeem the shares in the account and mail you the proceeds. You will receive 60 days' notice that your account will be closed unless an investment is made to increase the account balance to the required minimum. Failure to bring your account balance to the required minimum within the prescribed period may result in the Fund closing your account at the NAV next determined on the day the account is closed, and mailing the proceeds to you at the address shown on the Fund's records.
Exchanging Shares
An exchange occurs when you use the proceeds from the redemption of shares of one State Street Fund to simultaneously purchase shares of a different State Street Fund. Exchanges may be made within the same class (i.e. Class A shares for Class A shares, Class I shares for Class I shares). Class N shares are also exchangeable for other share classes of State Street Funds and would be subject to the conditions for investing in the other class of shares described in the applicable prospectus. The account holding the original shares must be registered in the same name as the account holding the new shares received in the exchange. You may make exchange requests by telephone, or by mail. See Purchasing Shares and Redeeming Shares above.
Exchanges are subject to the terms applicable to the purchases of the Fund into which you are exchanging. Exchange privileges may not be available for all State Street Funds and may be suspended or rejected. Exchanging shares of a State Street Fund for shares of another fund is a taxable event and may result in capital gain or loss. See Tax Considerations below.
If the NYSE is open for regular trading (generally until 4 p.m. Eastern time, on a business day) at the time an exchange request is received in good order, the trade date generally will be the same day. Please note that the State Street Funds reserve the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason; provided, that shareholders will be provided 60 days' advance notice of any modification or termination of the exchange privilege.
Share Class Conversions
You may be able to convert your shares to a different share class of the same Fund that has a lower expense ratio provided that you are eligible to buy that share class and that certain conditions are met. This conversion feature is intended for shares held through a Financial Intermediary offering a fee-based or wrap fee program that has an agreement with SSGA FD specific for this purpose. In such instance, your shares may be automatically converted under certain circumstances. Class N shares of a State Street Fund may be converted to Class I shares of the same State Street Fund. Not all share classes are available through all Financial Intermediaries. If your shares of a Fund are converted to a different share class of the same Fund, the transaction will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day's NAVs. The total value of the initially held shares, however, will equal the total value of the converted shares at the time of conversion. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for U.S. federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information. Please contact your Financial Intermediary regarding the tax consequences of any conversion and for additional information.
Frequent-Trading Limits
Frequent, short-term trading, abusive trading practices and market timing (together, “Excessive Trading”), often in response to short-term fluctuations in the market, are not knowingly permitted by the State Street Funds. The State Street Funds do not accommodate frequent purchases and redemptions of Fund Shares by Fund shareholders. Excessive Trading into and out of a State Street Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs.
Excessive Trading activity is generally evaluated based on roundtrip transactions in an account. A “roundtrip” transaction is defined generally as a purchase or exchange into a Fund followed, or preceded, by a redemption or exchange out of the same Fund within 30 days. A State Street Fund may, in its discretion, determine to apply a time period other than 30 days in connection with identifying roundtrip transactions. Shareholders with one or more roundtrip transactions may, in the discretion of a State Street Fund, be blocked from making additional purchases or exchanges in any State Street Fund for a period of time. A State Street Fund has discretion to determine that action is not necessary if it determines that a pattern of trading is not abusive or harmful to the affected Fund in a material way. Fund size and/or transaction size may be considered in evaluating any roundtrip transaction.
The Board of Trustees of the State Street Funds has adopted a “Market Timing/Excessive Trading Policy” (the “Policy”) to discourage Excessive Trading. Under the Policy, the State Street Funds reserve the right to reject any exchanges or purchase orders by any shareholder engaging in Excessive Trading activities.
As a means to protect each State Street Fund and its shareholders from Excessive Trading:
•
The State Street Funds' transfer agent compiles, monitors and reports account-level information on omnibus and underlying shareholder/participant activity. Depending on the account type, monitoring will be performed on a daily, monthly, quarterly and/or annual basis;
•
The State Street Funds' distributor has obtained information from each Financial Intermediary holding shares in an omnibus account with the State Street Funds regarding whether the Financial Intermediary has adopted and maintains procedures that are reasonably designed to protect the Funds against harmful short-term trading; and
•
With respect to State Street Funds that invest in securities that trade on foreign markets, pursuant to the State Street Funds' fair valuation procedures, pricing adjustments may be made based on information received from a third-party, multi-factor fair valuation pricing service.
The State Street Funds' distributor has detailed procedures that document the transparency oversight and monitoring processes performed by the State Street Funds' transfer agent.
While the State Street Funds attempt to discourage Excessive Trading, there can be no guarantee that it will be able to identify investors who are engaging in Excessive Trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The State Street Funds recognize that it may not always be able to detect or prevent Excessive Trading or other activity that may disadvantage the Funds or their shareholders.
A State Street Fund shareholder's right to purchase shares through an automatic investment plan or redeem shares in full (or in part through a systematic withdrawal plan) are unaffected by Excessive Trading restrictions.
Service Options
Dividend and Capital Gain Distribution Option
You may set up your State Street Fund account to reinvest any dividend or capital gains distribution that you receive as a Fund shareholder into the same or a different State Street Fund, or have any dividend or capital gain distribution paid by check, by wire or by check to a special payee. No interest will accrue on the amounts represented by the uncashed distribution checks. If you have elected to receive distributions by check, and the postal or other delivery service is unable to deliver the checks because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the uncashed distribution and all future distributions will be reinvested at the then-current NAV of the Fund.
Please refer to Dividends, Distributions and Tax Considerations below for additional information.
Automatic Withdrawal Plan
If your account balance is over $10,000, you may request periodic (monthly, quarterly, semi-annually, or annually) automatic cash withdrawals of $100 or more which can be mailed to you or any person you designate, or sent through ACH to your bank (at your selection). Proceeds from such withdrawals will be transmitted to the bank account you designate two business days after the trade is placed or executed automatically. No interest will accrue on the amounts represented by the uncashed redemption check(s). Ask your financial adviser or Financial Intermediary for details.
Telephone Redemptions and Exchanges
You may set up your State Street Fund account so that if you request over the telephone to redeem State Street Fund Shares, the redemption proceeds will automatically be wired to a designated bank account. You also may set up your account to permit the State Street Funds to act on your telephonic instructions to exchange State Street Funds shares or to establish a systematic exchange plan. You may choose the date, the frequency (monthly, quarterly or annually) of systematic exchanges of your shares in one State Street Fund to another State Street Fund of the same share class.

Automatic Investment Plan
Once the initial investment has been accepted, you may make subsequent investments of $100 or more monthly, quarterly or annually by direct deposit by debiting your bank checking or savings account. Once this option has been established, you may call the State Street Funds to make additional automatic purchases, to change the amount of the existing automatic purchase, or to stop it. Each State Street Fund reserves the right to cancel your automatic investment plan if any correspondence sent by the Fund is returned by the postal or other delivery service as “undeliverable.”
Additional Shareholder Information
Account Transfers
To effect a change in account registration (for example, to add a new joint owner), a shareholder of a State Street Fund may request to open a new account in the same State Street Fund (referred to as a “transfer”). To effect a transfer, the State Street Funds require a completed and signed new account application, including all necessary additional documents required by the form, and a letter of instruction. The letter of instruction must include the name of the State Street Fund and the original account number, and must be signed by all registered owners of the original account and include a medallion guarantee.
Responsibility for Fraud
The State Street Funds will not be responsible for any account losses because of fraud if we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private, and immediately review any account statements that we provide to you. It is important that you contact the State Street Funds immediately about any transactions or changes to your account that you believe to be unauthorized.
Right to Change Policies
In addition to the rights expressly stated elsewhere in this Prospectus, the State Street Funds reserve the right, in the future, to:
1.
Alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, service, or privilege at any time;
2.
Accept initial purchases by telephone;
3.
Freeze any account and/or suspend account services if the State Street Funds has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners, or if we reasonably believe a fraudulent transaction may occur or has occurred;
4.
Temporarily freeze any account and/or suspend account services upon initial notification to the State Street Funds of the death of the shareholder until the State Street Funds receive required documentation in good order;
5.
Alter, impose, discontinue, or waive any redemption fee, account service fee, or other fees charged to a group of shareholders; and
6.
Redeem an account or suspend account privileges, without the owner's permission to do so, in cases of threatening conduct or activity the State Street Funds believe to be suspicious, fraudulent, or illegal.
Changes may affect any or all investors. These actions will be taken when, at the sole discretion of the SSGA FM management, we reasonably believe they are deemed to be in the best interest of the State Street Fund.
Unclaimed Property
Many states have unclaimed property rules that provide for transfer to the state (also known as “escheatment”) of unclaimed property under various circumstances. These circumstances include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office as undeliverable), or a combination of both inactivity and returned mail. If the Funds' transfer agent identifies property as unclaimed, it will attempt to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state after the passage of a certain period of time (as required by applicable state law).
It is your responsibility to ensure that you maintain a correct address for your account, and maintain contact in ways such as by contacting the Funds' transfer agent by mail or telephone or accessing your account through the Funds' website, and promptly cashing all checks for dividends, capital gains and redemptions. State requirements for maintaining contact with an account can vary and are subject to change. If you invest in a Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state unclaimed property laws. The Funds, the transfer agent and the distributor will not be liable to shareholders or their representatives for good faith compliance with state unclaimed property laws. Please check your state's unclaimed or abandoned property website for specific information.
If you are a resident of the state of Texas, you may designate a representative to receive escheatment notifications by completing and submitting a designation form, which you can find on the website of the Texas Comptroller. Designating such a representative may be beneficial, since Texas law provides that the escheatment period will cease if the representative, after receiving an escheatment notification regarding your account, communicates knowledge of your location and confirms that you have not abandoned your account. You can mail a completed designation form to a Fund (if you hold shares directly with a Fund) or to your financial intermediary (if you do not hold shares directly with a Fund).
Dividends, Distributions and Tax Considerations
Dividends of investment income and capital gain distributions of the Funds will be declared and paid at least annually. Any investment income and capital gains that have not been distributed by December of each calendar year are generally distributed at such time. When a Fund distributes investment income or capital gains, the NAV per share is reduced by the amount of the distribution.
Distribution Options. You can choose from four different distribution options as indicated on the application:
•
Reinvestment Option—Dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund. If you do not indicate a choice on the application, this option will be automatically assigned.
•
Income-Earned Option—Capital gain distributions will be automatically reinvested, but a check, direct deposit or wire will be sent for each dividend distribution.
•
Cash Option—A check, wire or direct deposit will be sent for each dividend and capital gain distribution.
•
Direct Dividends Option—Dividends and capital gain distributions will be automatically invested in another identically registered State Street Fund of the same share class.
If you have elected to receive distributions by check, and the postal or other delivery service is unable to deliver the checks because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the uncashed distribution and all future distributions will be reinvested at the then-current net asset value of the Fund.
Dividend Policy Upon Purchase. A shareholder will receive a dividend or capital gain distribution only if the shareholder purchased Fund Shares by the close of the record date of such dividend or capital gain distribution.
Delivery of Documents to Accounts Sharing an Address
To reduce expenses, we may mail only one copy of the Funds' Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 997-7327, or contact your financial institution. We will begin sending you individual copies thirty (30) days after receiving your request.
Tax Considerations
The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to an investment in a Fund. Your investment in a Fund may have other tax implications. Please consult your tax advisor about federal, state, local, foreign or other tax laws applicable to you. Investors, including non-U.S. investors, may wish to consult the SAI tax section for additional disclosure. Each of the Funds seeks to achieve its investment objective by investing in a combination of Underlying Funds each of which intends to qualify and be treated as a regulated investment company for U.S. federal income tax purposes such that substantially all of the Funds' income will result from distributions from such Underlying Funds. Therefore, as applicable, and except as otherwise stated, references in this section to the assets owned or income earned by a Fund will include such assets and income of the corresponding Underlying Funds.
Each Fund has elected to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such. A regulated investment company generally is not subject to tax at the corporate level on income and gains that are timely distributed to shareholders. In order to qualify and be eligible for treatment as a regu lated investment company, a Fund must, among other things, satisfy diversification, 90% gross income and distribution requirements. A Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.
For U.S. federal income tax purposes, distributions of investment income generally are taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the applicable Fund owned (or is deemed to have owned) the investments that generated them, rather than how long you have owned your Fund Shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned (or is deemed to have owned) for more than one year that are properly reported by a Fund as capital gain dividends generally will be treated as long-term capital gain includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from investments that a Fund owned (or is deemed to have owned) for one year or less generally will be taxable to you as ordinary income. Distributions of investment income properly reported by a Fund as derived from “qualified dividend income,” which will not include income from the Fund's portfolio securities on loan, are taxed to individuals at the rates applicable to net capital gain, provided holding period and other requirements are met by both the shareholder and the Fund. Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares). Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares. Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a return of capital to the extent of your basis in the applicable Fund's shares, and, in general, as capital gain thereafter.
Any gain resulting from the redemption or other taxable disposition of Fund Shares generally will also be taxable to you as either short-term or long-term capital gain, depending upon how long you held such Fund Shares.
An additional 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends, and net gains recognized on the redemption (or other taxable disposition) of Fund Shares.
A Fund's income from or proceeds of dispositions of its investments in non-U.S. assets may be subject to non-U.S. withholding or other taxes, which will reduce the yield on those investments. In certain instances, a Fund may be entitled to elect to pass through to its shareholders a credit (or deduction, for a shareholder that itemizes deductions and so chooses) for foreign taxes (if any) borne with respect to foreign securities income earned by the Fund. If the Fund so elects, shareholders will include in gross income from foreign sources their pro rata shares of such taxes, if any, treated as paid by the Fund. There can be no assurance that a Fund will make such election, even if it is eligible to do so. If a Fund does not qualify for or does not make such election, shareholders will not be entitled separately to claim a credit or deduction with respect to foreign taxes incurred by the Fund; in that case the foreign tax will nonetheless reduce the Fund's taxable income. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through IRAs or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund. Under certain circumstances, if a Fund receives a refund of foreign taxes paid in respect of a prior year, the value of Fund Shares could be affected or any foreign tax credits or deductions passed through to shareholders in respect of the Fund's foreign taxes for the current year could be reduced.
Certain of a Fund's investment practices, including derivative transactions and investments in debt obligations issued or purchased at a discount, will be subject to special and complex U.S. federal income tax provisions. These special rules may affect the timing, character, and/or amount of a Fund's distributions, and may require the Fund to sell its investments at a time when it is not advantageous to do so.
A Fund's investments in the Underlying Funds may cause the tax treatment of the Fund's gains, losses and distributions to differ from the tax treatment that would apply if the Fund invested directly in the types of securities held by the Underlying Funds. As a result, investors may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than they otherwise would.
If you are not a U.S. person, dividends paid by a Fund that the Fund properly reports as capital gain dividends, short-term capital gain dividends, or interest-related dividends, each as further defined in the SAI, are not subject to withholding of U.S. federal income tax, provided that certain requirements are met. A Fund is permitted, but is not required, to report any part of its dividends as are eligible for such treatment. A Fund's dividends other than those the Fund so reports as capital gain dividends, short-term capital gain dividends, or interest-related dividends generally will be subject to U.S. withholding tax at a 30% rate (or lower applicable treaty rate). See each Fund's SAI for further information.

The U.S. Treasury and Internal Revenue Service (the “IRS”) generally require a Fund to obtain information sufficient to identify the status of each shareholder under sections 1471-1474 of the Code, and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) or under an applicable intergovernmental agreement between the United States and a foreign government. Please see the SAI for more information on FATCA reporting requirements.
Cost Basis Reporting. U.S. Treasury regulations mandate cost basis reporting to shareholders and the IRS for redemptions of Fund Shares acquired on or after January 1, 2012 (“Post Effective Date Shares”). If you acquire and hold shares directly through the Funds and not through a Financial Intermediary, SS&C GIDS, Inc. will use a default average cost basis methodology for tracking and reporting your cost basis on Post Effective Date Shares, unless you request, in writing, another cost basis reporting methodology.
Financial Intermediary Arrangements
Payments to Financial Intermediaries
The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate SSGA FD (or others) for services in connection with the distribution of a Fund's Class R3 shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of each Fund's net assets attributable to its Class R3 shares. Because these fees are paid out of the assets of a Fund attributable to its Class R3 shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.
A Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of that Fund are unavailable for purchase.
Other Payments to Financial Intermediaries
In addition to  payments under the Plan described above, the Funds may reimburse SSGA FD or its affiliates for payments made to Financial Intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Financial Intermediaries are firms that sell shares of mutual funds, including the Funds, and/or provide certain administrative and account maintenance services to mutual fund investors. Financial Intermediaries may include, among others, brokers, financial planners or advisers, banks, retirement plan recordkeepers and insurance companies.
In some cases, a Financial Intermediary may hold its clients' Fund Shares in nominee or street name and may utilize omnibus accounts. Shareholder services provided by a Financial Intermediary may (though they will not necessarily) include, among other things: establishing and maintaining shareholder account registrations; receiving and processing purchase and redemption orders, including aggregated orders and delivering orders to the Fund's transfer agent; processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; and collecting and posting distributions to shareholder accounts.
The Financial Intermediary is often compensated by SSGA FD or its affiliates for the services it performs and in such cases is typically paid continually over time, during the period when the Financial Intermediary's clients hold investments in the Funds. The amount of continuing compensation paid by SSGA FD or its affiliates to different Financial Intermediaries for distribution and/or shareholder services varies. Any compensation is typically a percentage of the value of the Financial Intermediary's clients' investments in the Funds or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the Financial Intermediary.

If you invest through a Financial Intermediary and meet the eligibility criteria for more than one share class, you should discuss with your Financial Intermediary which share class is appropriate for you. Your financial adviser and the Financial Intermediary employing him or her may have an incentive to recommend one share class over another, when you are eligible to invest in more than one share class. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Funds or its affiliates with respect to the different share classes offered by the Funds.
SSGA FD and its affiliates (including SSGA FM), at their own expense and out of their own assets, may also provide other compensation to Financial Intermediaries in connection with sales of the Funds' shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to Financial Intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other Financial Intermediary-sponsored special events. In some instances, this compensation may be made available only to certain Financial Intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Funds' shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as Financial Industry Regulatory Authority, Inc. (“FINRA”).
If payments to Financial Intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial adviser and the Financial Intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by SSGA FD and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your Financial Intermediary at the time of purchase.
Third-Party Transactions. The State Street Funds have authorized certain Financial Intermediaries to accept purchase, redemption and exchange orders on the State Street Funds' behalf. Orders received for a State Street Fund by a Financial Intermediary that has been authorized to accept orders on the Fund's behalf (or other Financial Intermediaries designated by the Financial Intermediary) will be deemed accepted by the Fund at the time they are received by the Financial Intermediary and will be priced based on the Fund's next NAV determination as long as the Financial Intermediary transmits the order in good form and in a timely manner to the applicable State Street Fund(s). The State Street Funds will be the sole party to determine if a trade is received in good order. The Financial Intermediary is responsible for transmitting your orders and associated funds in good form and in a timely manner to the applicable State Street Fund(s). The State Street Funds will not be responsible for delays by the Financial Intermediary in transmitting your orders, including timely transfer of payment, to a Fund.
If you are purchasing, selling, exchanging or holding State Street Fund shares through a program of services offered by a Financial Intermediary, you may be required by the Financial Intermediary to pay additional fees. You should contact the Financial Intermediary for information concerning what additional fees, if any, may be charged.

Financial Highlights
The financial highlight tables are intended to help you understand each Fund's financial performance  since each Fund's inception. Certain information reflects the performance results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, the Trust's independent registered public accounting firm, whose report, along with each Fund's financial highlights and financial statements, are included in each Fund's Form N-CSR filing, which are available upon request. Any references to Notes in these financial highlight tables refer to the “Notes to Financial Statements” section of each Fund's financial statements, and the financial information included in these tables should be read in conjunction with the financial statements incorporated by reference in the SAI.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$11.62	$10.70	$13.50	$13.06	$11.92
Income (loss) from investment operations:
Net investment income (loss) (a)	0.38	0.37	0.30	0.15	0.50
Net realized and unrealized gain (loss)	0.64	1.08	(2.40)	1.16	1.26
Total from investment operations	1.02	1.45	(2.10)	1.31	1.76
Distributions to shareholders from:
Net investment income	(0.40)	(0.35)	(0.30)	(0.29)	(0.25)
Net realized gains	(0.39)	(0.18)	(0.40)	(0.58)	(0.37)
Total distributions	(0.79)	(0.53)	(0.70)	(0.87)	(0.62)
Net asset value, end of period	$11.85	$11.62	$10.70	$13.50	$13.06
Total return (b)	8.76%	13.58%	(15.47)%	10.03%	14.66%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,309	$9,938	$3,610	$5,301	$59,792
Ratios to Average Net Assets:
Total expenses (c)	0.27%	0.26%	0.26%	0.38%	0.19%
Net expenses (c)	0.14%	0.12%	0.13%	0.25%	0.04%
Net investment income (loss)	3.13%	3.26%	2.46%	1.11%	3.96%
Portfolio turnover rate	18%	14%	16%	24%	39%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$11.72	$10.79	$13.60	$13.09	$11.94
Income (loss) from investment operations:
Net investment income (loss) (a)	0.40	0.35	0.33	0.36	0.27
Net realized and unrealized gain (loss)	0.65	1.12	(2.42)	1.06	1.50
Total from investment operations	1.05	1.47	(2.09)	1.42	1.77
Distributions to shareholders from:
Net investment income	(0.42)	(0.36)	(0.32)	(0.33)	(0.25)
Net realized gains	(0.39)	(0.18)	(0.40)	(0.58)	(0.37)
Total distributions	(0.81)	(0.54)	(0.72)	(0.91)	(0.62)
Net asset value, end of period	$11.96	$11.72	$10.79	$13.60	$13.09
Total return (b)	8.92%	13.68%	(15.33)%	10.81%	14.84%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,947,698	$1,910,011	$1,615,466	$1,738,831	$1,228,301
Ratios to Average Net Assets:
Total expenses (c)	0.12%	0.13%	0.13%	0.13%	0.14%
Net expenses (c)	(0.01)%(d)	(0.01)%(d)	0.00%(e)	0.00%(e)	(0.01)%(d)
Net investment income (loss)	3.26%	3.09%	2.73%	2.57%	2.24%
Portfolio turnover rate	18%	14%	16%	24%	39%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(e)	Amount is less than 0.005%.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$11.74	$10.80	$12.89
Income (loss) from investment operations:
Net investment income (loss) (a)	0.33	0.30	0.26
Net realized and unrealized gain (loss)	0.65	1.12	(1.69)
Total from investment operations	0.98	1.42	(1.43)
Distributions to shareholders from:
Net investment income	(0.36)	(0.30)	(0.26)
Net realized gains	(0.39)	(0.18)	(0.40)
Total distributions	(0.75)	(0.48)	(0.66)
Net asset value, end of period	$11.97	$11.74	$10.80
Total return (b)	8.27%	13.09%	(10.96)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,145	$13,239	$11,524
Ratios to Average Net Assets:
Total expenses (c)	0.62%	0.63%	0.63%(d)
Net expenses (c)	0.49%	0.49%	0.50%(d)
Net investment income (loss)	2.72%	2.62%	2.64%(d)
Portfolio turnover rate	18%	14%	16%

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$12.43	$11.19	$14.29	$13.70	$12.26
Income (loss) from investment operations:
Net investment income (loss) (a)	0.39	0.35	0.26	0.11	0.53
Net realized and unrealized gain (loss)	0.83	1.40	(2.71)	1.36	1.58
Total from investment operations	1.22	1.75	(2.45)	1.47	2.11
Distributions to shareholders from:
Net investment income	(0.38)	(0.34)	(0.26)	(0.27)	(0.24)
Net realized gains	(0.41)	(0.17)	(0.39)	(0.61)	(0.43)
Total distributions	(0.79)	(0.51)	(0.65)	(0.88)	(0.67)
Net asset value, end of period	$12.86	$12.43	$11.19	$14.29	$13.70
Total return (b)	9.80%	15.63%	(17.13)%	10.76%	17.26%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$23,408	$20,488	$6,903	$8,838	$69,750
Ratios to Average Net Assets:
Total expenses (c)	0.27%	0.25%	0.25%	0.37%	0.19%
Net expenses (c)	0.17%	0.15%	0.15%	0.27%	0.08%
Net investment income (loss)	2.92%	2.93%	2.04%	0.74%	4.00%
Portfolio turnover rate	15%	12%	14%	22%	27%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$12.51	$11.26	$14.36	$13.72	$12.27
Income (loss) from investment operations:
Net investment income (loss) (a)	0.40	0.35	0.29	0.35	0.27
Net realized and unrealized gain (loss)	0.85	1.42	(2.73)	1.21	1.86
Total from investment operations	1.25	1.77	(2.44)	1.56	2.13
Distributions to shareholders from:
Net investment income	(0.40)	(0.35)	(0.27)	(0.31)	(0.25)
Net realized gains	(0.41)	(0.17)	(0.39)	(0.61)	(0.43)
Total distributions	(0.81)	(0.52)	(0.66)	(0.92)	(0.68)
Net asset value, end of period	$12.95	$12.51	$11.26	$14.36	$13.72
Total return (b)	9.97%	15.74%	(16.95)%	11.37%	17.24%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,979,566	$2,651,799	$1,991,503	$2,055,047	$1,367,241
Ratios to Average Net Assets:
Total expenses (c)	0.12%	0.12%	0.13%	0.12%	0.14%
Net expenses (c)	0.02%	0.02%	0.02%	0.03%	0.03%
Net investment income (loss)	3.04%	2.90%	2.30%	2.37%	2.13%
Portfolio turnover rate	15%	12%	14%	22%	27%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$12.52	$11.27	$13.51
Income (loss) from investment operations:
Net investment income (loss) (a)	0.33	0.28	0.21
Net realized and unrealized gain (loss)	0.86	1.43	(1.85)
Total from investment operations	1.19	1.71	(1.64)
Distributions to shareholders from:
Net investment income	(0.33)	(0.29)	(0.21)
Net realized gains	(0.41)	(0.17)	(0.39)
Total distributions	(0.74)	(0.46)	(0.60)
Net asset value, end of period	$12.97	$12.52	$11.27
Total return (b)	9.50%	15.15%	(12.10)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$34,010	$31,819	$26,891
Ratios to Average Net Assets:
Total expenses (c)	0.62%	0.62%	0.63%(d)
Net expenses (c)	0.52%	0.52%	0.52%(d)
Net investment income (loss)	2.52%	2.32%	2.04%(d)
Portfolio turnover rate	15%	12%	14%

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$13.06	$11.64	$14.96	$14.16	$12.54
Income (loss) from investment operations:
Net investment income (loss) (a)	0.38	0.30	0.21	0.06	0.56
Net realized and unrealized gain (loss)	1.00	1.65	(2.92)	1.55	1.71
Total from investment operations	1.38	1.95	(2.71)	1.61	2.27
Distributions to shareholders from:
Net investment income	(0.38)	(0.33)	(0.22)	(0.26)	(0.24)
Net realized gains	(0.37)	(0.20)	(0.39)	(0.55)	(0.41)
Total distributions	(0.75)	(0.53)	(0.61)	(0.81)	(0.65)
Net asset value, end of period	$13.69	$13.06	$11.64	$14.96	$14.16
Total return (b)	10.49%	16.70%	(18.02)%	11.38%	18.05%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,491	$6,801	$3,527	$4,878	$49,518
Ratios to Average Net Assets:
Total expenses (c)	0.28%	0.27%	0.28%	0.38%	0.20%
Net expenses (c)	0.20%	0.18%	0.19%	0.29%	0.10%
Net investment income (loss)	2.69%	2.43%	1.60%	0.41%	4.14%
Portfolio turnover rate	14%	11%	12%	19%	22%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$13.20	$11.75	$15.09	$14.21	$12.57
Income (loss) from investment operations:
Net investment income (loss) (a)	0.40	0.34	0.26	0.34	0.26
Net realized and unrealized gain (loss)	1.01	1.65	(2.97)	1.39	2.03
Total from investment operations	1.41	1.99	(2.71)	1.73	2.29
Distributions to shareholders from:
Net investment income	(0.40)	(0.34)	(0.24)	(0.30)	(0.24)
Net realized gains	(0.37)	(0.20)	(0.39)	(0.55)	(0.41)
Total distributions	(0.77)	(0.54)	(0.63)	(0.85)	(0.65)
Net asset value, end of period	$13.84	$13.20	$11.75	$15.09	$14.21
Total return (b)	10.62%	16.94%	(17.89)%	12.18%	18.19%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,979,142	$2,566,604	$1,883,267	$1,863,635	$1,215,824
Ratios to Average Net Assets:
Total expenses (c)	0.12%	0.13%	0.13%	0.13%	0.14%
Net expenses (c)	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	2.87%	2.71%	2.00%	2.26%	2.03%
Portfolio turnover rate	14%	11%	12%	19%	22%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$13.21	$11.76	$14.13
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34	0.27	0.18
Net realized and unrealized gain (loss)	1.00	1.65	(1.98)
Total from investment operations	1.34	1.92	(1.80)
Distributions to shareholders from:
Net investment income	(0.33)	(0.27)	(0.18)
Net realized gains	(0.37)	(0.20)	(0.39)
Total distributions	(0.70)	(0.47)	(0.57)
Net asset value, end of period	$13.85	$13.21	$11.76
Total return (b)	10.05%	16.34%	(12.69)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,401	$15,189	$11,922
Ratios to Average Net Assets:
Total expenses (c)	0.62%	0.63%	0.63%(d)
Net expenses (c)	0.54%	0.54%	0.54%(d)
Net investment income (loss)	2.42%	2.13%	1.70%(d)
Portfolio turnover rate	14%	11%	12%

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$13.31	$11.74	$15.19	$14.35	$12.65
Income (loss) from investment operations:
Net investment income (loss) (a)	0.36	0.29	0.21	0.02	0.58
Net realized and unrealized gain (loss)	1.14	1.79	(3.03)	1.67	1.79
Total from investment operations	1.50	2.08	(2.82)	1.69	2.37
Distributions to shareholders from:
Net investment income	(0.36)	(0.31)	(0.20)	(0.26)	(0.23)
Net realized gains	(0.34)	(0.20)	(0.43)	(0.59)	(0.44)
Total distributions	(0.70)	(0.51)	(0.63)	(0.85)	(0.67)
Net asset value, end of period	$14.11	$13.31	$11.74	$15.19	$14.35
Total return (b)	11.24%	17.65%	(18.51)%	11.75%	18.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,302	$5,479	$2,780	$2,991	$51,116
Ratios to Average Net Assets:
Total expenses (c)	0.27%	0.27%	0.28%	0.39%	0.20%
Net expenses (c)	0.21%	0.19%	0.20%	0.32%	0.10%
Net investment income (loss)	2.55%	2.31%	1.62%	0.12%	4.25%
Portfolio turnover rate	12%	12%	12%	19%	19%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$13.48	$11.88	$15.36	$14.36	$12.66
Income (loss) from investment operations:
Net investment income (loss) (a)	0.39	0.32	0.24	0.35	0.25
Net realized and unrealized gain (loss)	1.15	1.80	(3.07)	1.54	2.12
Total from investment operations	1.54	2.12	(2.83)	1.89	2.37
Distributions to shareholders from:
Net investment income	(0.38)	(0.32)	(0.22)	(0.30)	(0.23)
Net realized gains	(0.34)	(0.20)	(0.43)	(0.59)	(0.44)
Total distributions	(0.72)	(0.52)	(0.65)	(0.89)	(0.67)
Net asset value, end of period	$14.30	$13.48	$11.88	$15.36	$14.36
Total return (b)	11.40%	17.82%	(18.40)%	13.15%	18.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,767,819	$2,352,248	$1,664,976	$1,677,750	$1,076,641
Ratios to Average Net Assets:
Total expenses (c)	0.12%	0.13%	0.14%	0.13%	0.15%
Net expenses (c)	0.06%	0.05%	0.05%	0.05%	0.05%
Net investment income (loss)	2.68%	2.52%	1.79%	2.23%	1.94%
Portfolio turnover rate	12%	12%	12%	19%	19%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$13.49	$11.89	$14.35
Income (loss) from investment operations:
Net investment income (loss) (a)	0.31	0.24	0.16
Net realized and unrealized gain (loss)	1.15	1.81	(2.03)
Total from investment operations	1.46	2.05	(1.87)
Distributions to shareholders from:
Net investment income	(0.30)	(0.25)	(0.16)
Net realized gains	(0.34)	(0.20)	(0.43)
Total distributions	(0.64)	(0.45)	(0.59)
Net asset value, end of period	$14.31	$13.49	$11.89
Total return (b)	10.83%	17.22%	(13.03)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$29,123	$26,093	$21,698
Ratios to Average Net Assets:
Total expenses (c)	0.62%	0.63%	0.64%(d)
Net expenses (c)	0.56%	0.55%	0.55%(d)
Net investment income (loss)	2.13%	1.89%	1.44%(d)
Portfolio turnover rate	12%	12%	12%

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$13.83	$12.09	$15.72	$14.58	$12.72
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34	0.32	0.20	0.03	0.58
Net realized and unrealized gain (loss)	1.30	1.91	(3.19)	1.88	1.87
Total from investment operations	1.64	2.23	(2.99)	1.91	2.45
Distributions to shareholders from:
Net investment income	(0.35)	(0.31)	(0.20)	(0.28)	(0.22)
Net realized gains	(0.37)	(0.18)	(0.44)	(0.49)	(0.37)
Total distributions	(0.72)	(0.49)	(0.64)	(0.77)	(0.59)
Net asset value, end of period	$14.75	$13.83	$12.09	$15.72	$14.58
Total return (b)	11.84%	18.45%	(18.93)%	13.08%	19.26%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,263	$3,304	$1,645	$2,357	$23,059
Ratios to Average Net Assets:
Total expenses (c)	0.28%	0.27%	0.28%	0.39%	0.21%
Net expenses (c)	0.21%	0.19%	0.18%	0.30%	0.10%
Net investment income (loss)	2.29%	2.42%	1.46%	0.17%	4.27%
Portfolio turnover rate	13%	10%	10%	17%	18%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$13.91	$12.16	$15.79	$14.58	$12.72
Income (loss) from investment operations:
Net investment income (loss) (a)	0.39	0.33	0.24	0.37	0.25
Net realized and unrealized gain (loss)	1.29	1.93	(3.21)	1.65	2.21
Total from investment operations	1.68	2.26	(2.97)	2.02	2.46
Distributions to shareholders from:
Net investment income	(0.38)	(0.33)	(0.22)	(0.32)	(0.23)
Net realized gains	(0.37)	(0.18)	(0.44)	(0.49)	(0.37)
Total distributions	(0.75)	(0.51)	(0.66)	(0.81)	(0.60)
Net asset value, end of period	$14.84	$13.91	$12.16	$15.79	$14.58
Total return (b)	12.00%	18.56%	(18.75)%	13.83%	19.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,541,824	$2,108,582	$1,459,184	$1,409,868	$847,354
Ratios to Average Net Assets:
Total expenses (c)	0.13%	0.13%	0.14%	0.14%	0.16%
Net expenses (c)	0.06%	0.06%	0.05%	0.05%	0.05%
Net investment income (loss)	2.57%	2.47%	1.80%	2.32%	1.93%
Portfolio turnover rate	13%	10%	10%	17%	18%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$13.92	$12.17	$14.72
Income (loss) from investment operations:
Net investment income (loss) (a)	0.31	0.26	0.17
Net realized and unrealized gain (loss)	1.29	1.92	(2.13)
Total from investment operations	1.60	2.18	(1.96)
Distributions to shareholders from:
Net investment income	(0.30)	(0.25)	(0.15)
Net realized gains	(0.37)	(0.18)	(0.44)
Total distributions	(0.67)	(0.43)	(0.59)
Net asset value, end of period	$14.85	$13.92	$12.17
Total return (b)	11.43%	17.95%	(13.21)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,198	$15,266	$10,148
Ratios to Average Net Assets:
Total expenses (c)	0.62%	0.63%	0.64%(d)
Net expenses (c)	0.56%	0.56%	0.55%(d)
Net investment income (loss)	2.06%	1.99%	1.57%(d)
Portfolio turnover rate	13%	10%	10%

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$13.82	$11.96	$15.62	$14.48	$12.60
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34	0.28	0.23	0.00 (b)	0.61
Net realized and unrealized gain (loss)	1.38	2.01	(3.23)	1.90	1.87
Total from investment operations	1.72	2.29	(3.00)	1.90	2.48
Distributions to shareholders from:
Net investment income	(0.35)	(0.30)	(0.20)	(0.28)	(0.22)
Net realized gains	(0.34)	(0.13)	(0.46)	(0.48)	(0.38)
Total distributions	(0.69)	(0.43)	(0.66)	(0.76)	(0.60)
Net asset value, end of period	$14.85	$13.82	$11.96	$15.62	$14.48
Total return (c)	12.38%	19.16%	(19.19)%	13.12%	19.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,469	$3,336	$1,923	$1,596	$24,016
Ratios to Average Net Assets:
Total expenses (d)	0.29%	0.29%	0.31%	0.41%	0.24%
Net expenses (d)	0.22%	0.20%	0.21%	0.31%	0.10%
Net investment income (loss)	2.28%	2.18%	1.73%	0.02%	4.48%
Portfolio turnover rate	13%	9%	10%	17%	16%

(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$13.97	$12.08	$15.77	$14.49	$12.60
Income (loss) from investment operations:
Net investment income (loss) (a)	0.38	0.33	0.25	0.38	0.25
Net realized and unrealized gain (loss)	1.38	2.01	(3.27)	1.70	2.24
Total from investment operations	1.76	2.34	(3.02)	2.08	2.49
Distributions to shareholders from:
Net investment income	(0.37)	(0.32)	(0.21)	(0.32)	(0.22)
Net realized gains	(0.34)	(0.13)	(0.46)	(0.48)	(0.38)
Total distributions	(0.71)	(0.45)	(0.67)	(0.80)	(0.60)
Net asset value, end of period	$15.02	$13.97	$12.08	$15.77	$14.49
Total return (b)	12.56%	19.36%	(19.10)%	14.37%	19.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,153,242	$1,740,744	$1,121,272	$1,021,959	$587,556
Ratios to Average Net Assets:
Total expenses (c)	0.13%	0.14%	0.16%	0.15%	0.19%
Net expenses (c)	0.06%	0.05%	0.05%	0.05%	0.05%
Net investment income (loss)	2.54%	2.51%	1.84%	2.42%	1.98%
Portfolio turnover rate	13%	9%	10%	17%	16%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/11/22*- 12/31/22
Net asset value, beginning of period	$13.98	$12.08	$14.87
Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.26	0.17
Net realized and unrealized gain (loss)	1.39	2.02	(2.35)
Total from investment operations	1.68	2.28	(2.18)
Distributions to shareholders from:
Net investment income	(0.29)	(0.25)	(0.15)
Net realized gains	(0.34)	(0.13)	(0.46)
Total distributions	(0.63)	(0.38)	(0.61)
Net asset value, end of period	$15.03	$13.98	$12.08
Total return (b)	11.98%	18.85%	(14.64)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,996	$21,284	$13,177
Ratios to Average Net Assets:
Total expenses (c)	0.63%	0.64%	0.66%(d)
Net expenses (c)	0.56%	0.55%	0.55%(d)
Net investment income (loss)	1.91%	2.01%	1.47%(d)
Portfolio turnover rate	13%	9%	10%

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$14.24	$12.29	$15.98	$14.72	$12.68
Income (loss) from investment operations:
Net investment income (loss) (a)	0.23	0.32	0.23	0.01	0.63
Net realized and unrealized gain (loss)	1.54	2.06	(3.31)	1.95	1.86
Total from investment operations	1.77	2.38	(3.08)	1.96	2.49
Distributions to shareholders from:
Net investment income	(0.35)	(0.31)	(0.20)	(0.28)	(0.22)
Net realized gains	(0.33)	(0.12)	(0.41)	(0.42)	(0.23)
Total distributions	(0.68)	(0.43)	(0.61)	(0.70)	(0.45)
Net asset value, end of period	$15.33	$14.24	$12.29	$15.98	$14.72
Total return (b)	12.40%	19.33%	(19.23)%	13.32%	19.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,284	$1,838	$996	$715	$8,940
Ratios to Average Net Assets:
Total expenses (c)	0.33%	0.31%	0.34%	0.44%	0.32%
Net expenses (c)	0.25%	0.21%	0.21%	0.31%	0.09%
Net investment income (loss)	1.51%	2.42%	1.72%	0.05%	4.61%
Portfolio turnover rate	13%	9%	9%	15%	18%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$14.32	$12.36	$16.06	$14.70	$12.66
Income (loss) from investment operations:
Net investment income (loss) (a)	0.40	0.34	0.26	0.40	0.26
Net realized and unrealized gain (loss)	1.42	2.07	(3.33)	1.71	2.23
Total from investment operations	1.82	2.41	(3.07)	2.11	2.49
Distributions to shareholders from:
Net investment income	(0.38)	(0.33)	(0.22)	(0.33)	(0.22)
Net realized gains	(0.33)	(0.12)	(0.41)	(0.42)	(0.23)
Total distributions	(0.71)	(0.45)	(0.63)	(0.75)	(0.45)
Net asset value, end of period	$15.43	$14.32	$12.36	$16.06	$14.70
Total return (b)	12.66%	19.45%	(19.09)%	14.31%	19.65%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,606,001	$1,243,394	$770,434	$641,834	$323,975
Ratios to Average Net Assets:
Total expenses (c)	0.14%	0.15%	0.18%	0.18%	0.27%
Net expenses (c)	0.06%	0.05%	0.05%	0.05%	0.04%
Net investment income (loss)	2.56%	2.53%	1.90%	2.52%	2.05%
Portfolio turnover rate	13%	9%	9%	15%	18%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$14.33	$12.37	$14.94
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34	0.26	0.17
Net realized and unrealized gain (loss)	1.41	2.07	(2.18)
Total from investment operations	1.75	2.33	(2.01)
Distributions to shareholders from:
Net investment income	(0.30)	(0.25)	(0.15)
Net realized gains	(0.33)	(0.12)	(0.41)
Total distributions	(0.63)	(0.37)	(0.56)
Net asset value, end of period	$15.45	$14.33	$12.37
Total return (b)	12.15%	18.84%	(13.40)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$18,510	$12,344	$7,963
Ratios to Average Net Assets:
Total expenses (c)	0.64%	0.65%	0.68%(d)
Net expenses (c)	0.56%	0.55%	0.55%(d)
Net investment income (loss)	2.17%	1.91%	1.54%(d)
Portfolio turnover rate	13%	9%	9%

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$14.45	$12.45	$16.06	$14.69	$12.53
Income (loss) from investment operations:
Net investment income (loss) (a)	0.41	0.33	0.22	0.05	0.59
Net realized and unrealized gain (loss)	1.41	2.06	(3.30)	1.97	1.87
Total from investment operations	1.82	2.39	(3.08)	2.02	2.46
Distributions to shareholders from:
Net investment income	(0.36)	(0.31)	(0.20)	(0.29)	(0.22)
Net realized gains	(0.28)	(0.08)	(0.33)	(0.36)	(0.08)
Total distributions	(0.64)	(0.39)	(0.53)	(0.65)	(0.30)
Net asset value, end of period	$15.63	$14.45	$12.45	$16.06	$14.69
Total return (b)	12.57%	19.22%	(19.16)%	13.75%	19.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$932	$853	$588	$633	$3,458
Ratios to Average Net Assets:
Total expenses (c)	0.31%	0.33%	0.38%	0.50%	0.54%
Net expenses (c)	0.20%	0.19%	0.18%	0.28%	0.09%
Net investment income (loss)	2.61%	2.41%	1.60%	0.33%	4.41%
Portfolio turnover rate	14%	8%	9%	13%	25%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$14.51	$12.49	$16.11	$14.69	$12.53
Income (loss) from investment operations:
Net investment income (loss) (a)	0.42	0.36	0.28	0.43	0.27
Net realized and unrealized gain (loss)	1.42	2.07	(3.36)	1.68	2.19
Total from investment operations	1.84	2.43	(3.08)	2.11	2.46
Distributions to shareholders from:
Net investment income	(0.38)	(0.33)	(0.21)	(0.33)	(0.22)
Net realized gains	(0.28)	(0.08)	(0.33)	(0.36)	(0.08)
Total distributions	(0.66)	(0.41)	(0.54)	(0.69)	(0.30)
Net asset value, end of period	$15.69	$14.51	$12.49	$16.11	$14.69
Total return (b)	12.67%	19.45%	(19.08)%	14.34%	19.63%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,086,085	$779,090	$432,395	$314,182	$137,392
Ratios to Average Net Assets:
Total expenses (c)	0.16%	0.19%	0.25%	0.28%	0.49%
Net expenses (c)	0.06%	0.05%	0.05%	0.05%	0.04%
Net investment income (loss)	2.65%	2.66%	2.03%	2.68%	2.12%
Portfolio turnover rate	14%	8%	9%	13%	25%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/11/22*- 12/31/22
Net asset value, beginning of period	$14.51	$12.49	$15.19
Income (loss) from investment operations:
Net investment income (loss) (a)	0.33	0.29	0.20
Net realized and unrealized gain (loss)	1.44	2.06	(2.42)
Total from investment operations	1.77	2.35	(2.22)
Distributions to shareholders from:
Net investment income	(0.30)	(0.25)	(0.15)
Net realized gains	(0.28)	(0.08)	(0.33)
Total distributions	(0.58)	(0.33)	(0.48)
Net asset value, end of period	$15.70	$14.51	$12.49
Total return (b)	12.17%	18.86%	(14.62)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,065	$5,715	$3,179
Ratios to Average Net Assets:
Total expenses (c)	0.66%	0.69%	0.75%(d)
Net expenses (c)	0.56%	0.55%	0.55%(d)
Net investment income (loss)	2.12%	2.14%	1.72%(d)
Portfolio turnover rate	14%	8%	9%

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	For the Period 3/30/20*- 12/31/20
Net asset value, beginning of period	$13.96	$11.96	$15.22	$13.69	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.18	0.30	0.22	0.31	0.19
Net realized and unrealized gain (loss)	1.59	2.00	(3.15)	1.62	4.13
Total from investment operations	1.77	2.30	(2.93)	1.93	4.32
Distributions to shareholders from:
Net investment income	(0.34)	(0.26)	(0.17)	(0.26)	(0.23)
Net realized gains	(0.07)	(0.02)	(0.16)	(0.14)	(0.40)
Return of capital	—	(0.02)	—	—	—
Total distributions	(0.41)	(0.30)	(0.33)	(0.40)	(0.63)
Net asset value, end of period	$15.32	$13.96	$11.96	$15.22	$13.69
Total return (b)	12.67%	19.20%	(19.23)%	14.09%	43.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$58	$301	$191	$178	$137
Ratios to Average Net Assets:
Total expenses (c)	0.29%	0.49%	0.66%	1.45%	12.01%(d)
Net expenses (c)	0.14%	0.25%	0.25%	0.25%	0.22%(d)
Net investment income (loss)	1.20%	2.30%	1.67%	2.05%	2.08%(d)
Portfolio turnover rate	11%	8%	9%	20%	86%(e)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	For the Period 3/30/20*- 12/31/20
Net asset value, beginning of period	$13.96	$11.96	$15.23	$13.69	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.43	0.37	0.31	0.61	0.45
Net realized and unrealized gain (loss)	1.35	1.96	(3.22)	1.36	3.88
Total from investment operations	1.78	2.33	(2.91)	1.97	4.33
Distributions to shareholders from:
Net investment income	(0.36)	(0.29)	(0.20)	(0.29)	(0.24)
Net realized gains	(0.07)	(0.02)	(0.16)	(0.14)	(0.40)
Return of capital	—	(0.02)	—	—	—
Total distributions	(0.43)	(0.33)	(0.36)	(0.43)	(0.64)
Net asset value, end of period	$15.31	$13.96	$11.96	$15.23	$13.69
Total return (b)	12.75%	19.43%	(19.12)%	14.39%	43.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$344,036	$203,873	$93,596	$43,241	$3,557
Ratios to Average Net Assets:
Total expenses (c)	0.21%	0.29%	0.46%	1.25%	11.81%(d)
Net expenses (c)	0.06%	0.05%	0.05%	0.05%	0.02%(d)
Net investment income (loss)	2.85%	2.85%	2.41%	4.06%	4.70%(d)
Portfolio turnover rate	11%	8%	9%	20%	86%(e)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$13.99	$11.99	$14.08
Income (loss) from investment operations:
Net investment income (loss) (a)	0.42	0.35	0.34
Net realized and unrealized gain (loss)	1.28	1.90	(2.13)
Total from investment operations	1.70	2.25	(1.79)
Distributions to shareholders from:
Net investment income	(0.28)	(0.22)	(0.14)
Net realized gains	(0.07)	(0.02)	(0.16)
Return of Capital	—	(0.01)	—
Total distributions	(0.35)	(0.25)	(0.30)
Net asset value, end of period	$15.34	$13.99	$11.99
Total return (b)	12.15%	18.69%	(12.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,465	$582	$152
Ratios to Average Net Assets:
Total expenses (c)	0.71%	0.79%	0.96%(d)
Net expenses (c)	0.56%	0.55%	0.55%(d)
Net investment income (loss)	2.78%	2.66%	3.26%(d)
Portfolio turnover rate	11%	8%	9%

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2070 FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

Class I
For the Period 12/31/24*- 12/31/24
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)(b)
Net realized and unrealized gain (loss)	(0.00)(b)
Total from investment operations	(0.00)(b)
Net asset value, end of period	$10.00
Total return (c)	0.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,000
Ratios to Average Net Assets:
Total expenses (d)	199.54%(e)
Net expenses (d)	0.04%(e)
Net investment income (loss)	(0.04)%(e)
Portfolio turnover rate	0%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2070 FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

Class K
For the Period 12/31/24*- 12/31/24
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)(b)
Net realized and unrealized gain (loss)	(0.00)(b)
Total from investment operations	(0.00)(b)
Net asset value, end of period	$10.00
Total return (c)	0.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,000
Ratios to Average Net Assets:
Total expenses (d)	199.58%(e)
Net expenses (d)	0.07%(e)
Net investment income (loss)	(0.07)%(e)
Portfolio turnover rate	0%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2070 FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

Class R3
For the Period 12/31/24*- 12/31/24
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)(b)
Net realized and unrealized gain (loss)	(0.00)(b)
Total from investment operations	(0.00)(b)
Net asset value, end of period	$10.00
Total return (c)	0.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,000
Ratios to Average Net Assets:
Total expenses (d)	199.80%(e)
Net expenses (d)	0.29%(e)
Net investment income (loss)	(0.29)%(e)
Portfolio turnover rate	0%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$10.55	$10.03	$12.01	$11.99	$11.05
Income (loss) from investment operations:
Net investment income (loss) (a)	0.38	0.38	0.31	0.17	0.38
Net realized and unrealized gain (loss)	0.37	0.69	(1.77)	0.65	0.75
Total from investment operations	0.75	1.07	(1.46)	0.82	1.13
Distributions to shareholders from:
Net investment income	(0.41)	(0.35)	(0.31)	(0.28)	(0.18)
Net realized gains	(0.21)	(0.20)	(0.21)	(0.52)	(0.01)
Total distributions	(0.62)	(0.55)	(0.52)	(0.80)	(0.19)
Net asset value, end of period	$10.68	$10.55	$10.03	$12.01	$11.99
Total return (b)	7.07%	10.71%	(12.19)%	6.87%	10.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,351	$3,275	$724	$906	$21,801
Ratios to Average Net Assets:
Total expenses (c)	0.30%	0.27%	0.28%	0.42%	0.24%
Net expenses (c)	0.12%	0.10%	0.10%	0.24%	0.02%
Net investment income (loss)	3.48%	3.66%	2.79%	1.36%	3.26%
Portfolio turnover rate	17%	13%	17%	33%	24%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$10.61	$10.09	$12.08	$11.97	$11.03
Income (loss) from investment operations:
Net investment income (loss) (a)	0.39	0.36	0.32	0.30	0.26
Net realized and unrealized gain (loss)	0.39	0.73	(1.78)	0.64	0.87
Total from investment operations	0.78	1.09	(1.46)	0.94	1.13
Distributions to shareholders from:
Net investment income	(0.43)	(0.37)	(0.32)	(0.31)	(0.18)
Net realized gains	(0.21)	(0.20)	(0.21)	(0.52)	(0.01)
Total distributions	(0.64)	(0.57)	(0.53)	(0.83)	(0.19)
Net asset value, end of period	$10.75	$10.61	$10.09	$12.08	$11.97
Total return (b)	7.26%	10.77%	(12.11)%	7.92%	10.29%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$620,511	$671,982	$596,200	$635,314	$491,138
Ratios to Average Net Assets:
Total expenses (c)	0.16%	0.16%	0.16%	0.15%	0.19%
Net expenses (c)	(0.02)%(d)	(0.01)%(d)	(0.02)%(d)	(0.03)%(d)	(0.03)%(d)
Net investment income (loss)	3.54%	3.39%	2.93%	2.40%	2.29%
Portfolio turnover rate	17%	13%	17%	33%	24%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$10.62	$10.10	$11.59
Income (loss) from investment operations:
Net investment income (loss) (a)	0.37	0.31	0.25
Net realized and unrealized gain (loss)	0.37	0.72	(1.27)
Total from investment operations	0.74	1.03	(1.02)
Distributions to shareholders from:
Net investment income	(0.39)	(0.31)	(0.26)
Net realized gains	(0.21)	(0.20)	(0.21)
Total distributions	(0.60)	(0.51)	(0.47)
Net asset value, end of period	$10.76	$10.62	$10.10
Total return (b)	6.88%	10.21%	(8.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,397	$3,243	$2,548
Ratios to Average Net Assets:
Total expenses (c)	0.49%	0.66%	0.66%(d)
Net expenses (c)	0.32%	0.49%	0.48%(d)
Net investment income (loss)	3.37%	2.97%	2.76%(d)
Portfolio turnover rate	17%	13%	17%

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.

Appendix A – Underlying Funds
The following is a brief description of the investment objective and principal investment policies of certain of the Underlying Funds in which the Target Retirement Funds may invest. The Funds invest in the Underlying Funds in varying proportions.
You'll find more detailed information about each of these Underlying Fund's investment strategies and risks in its prospectus and SAI. Refer to www.ssga.com or contact your financial advisor for details.
State Street Equity 500 Index II Portfolio
The State Street Equity 500 Index II Portfolio seeks to provide investment results that, before expenses, correspond generally to the total return of the S&P 500® Index. The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, seeks to provide investment results that, before expenses, correspond generally to the total return of the S&P 500. The Portfolio generally intends to invest in all stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Portfolio's investment adviser, SSGA FM, to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal circumstances, the Portfolio generally invests substantially all, but at least 80%, of its net assets (plus borrowings, if any) in securities comprising the Index or in securities that the Adviser determines have economic characteristics that are comparable to the economic characteristics of securities that comprise the Index. The notional value of the Portfolio's investments in derivatives or other synthetic instruments that provide exposures comparable, in the judgment of the Adviser, to investments in the Index may be counted toward satisfaction of this 80% policy. In addition, the Portfolio may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).
The Portfolio may at times purchase or sell futures contracts, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed.
The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, in lieu of investing directly in the stocks making up the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio (including funds advised by the Adviser).
State Street Small/Mid Cap Equity Index Portfolio
The State Street Small/Mid Cap Equity Index Portfolio seeks to provide investment results that, before expenses, correspond generally to the total return of an index that tracks the performance of mid-to small- capitalization exchange traded U.S. equity securities. The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, seeks to provide investment results that, before expenses, correspond generally to the total return of the Russell Small Cap Completeness Index. The Portfolio generally intends to invest in all stocks comprising the Russell Small Cap Completeness Index in approximate proportion to their weightings in the Russell Small Cap Completeness Index. However, under various circumstances, it may not be possible or practicable to purchase all stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Russell Small Cap Completeness Index in proportions expected by SSGA FM, the investment adviser to the Portfolio, to match generally the performance of the Russell Small Cap Completeness Index as a whole. In addition, from time to time stocks are added to or removed from the Russell Small Cap Completeness Index. The Portfolio may sell securities that are represented in the Russell Small Cap Completeness Index, or purchase securities that are not yet represented in the Russell Small Cap Completeness Index, in anticipation of their removal from or addition to the Russell Small Cap Completeness Index. Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings, if any) in stocks in the Russell Small Cap Completeness Index. The notional value of the Portfolio's investments in derivatives or other synthetic instruments that provide exposures comparable, in the judgment of the Adviser, to investments in the Russell Small Cap Completeness Index may be counted toward satisfaction of this 80% policy. In addition, the Portfolio may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). The Portfolio may purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions relating to the Index or any securities comprising the Index, in lieu of investing directly in the stocks making up the Index. The Portfolio may, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio (including funds advised by the Adviser).
State Street Global All Cap Equity ex-U.S. Index Portfolio
The State Street Global All Cap Equity ex-U.S. Index Portfolio seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based index of world (ex-U.S.) equity markets over the long term. The Portfolio is an “index” fund that seeks to track, before fees and expenses, the total return performance of the MSCI ACWI ex USA Investable Market Index (the “MSCI ACWI ex USA IMI Index” or sometimes referred to in context as the “Index”) over the long term. As an “index” fund, the Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. In seeking to track the performance of the Index, the Portfolio employs a sampling strategy, which means that the Portfolio is not required to purchase all of the securities represented in the Index. Instead, the Portfolio may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The number of holdings in the Portfolio will be based on a number of factors, including asset size of the Portfolio. The Adviser generally expects the Portfolio to hold fewer than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Portfolio's investment objective. Under normal circumstances, the Portfolio generally invests substantially all, but at least 80%, of its net assets (plus borrowings, if any) in securities comprising the Index or in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) providing exposure to securities comprising the Index. The notional value of the Portfolio's investments in derivatives or other synthetic instruments that provide exposures comparable, in the judgment of the Adviser, to investments in the Index may be counted toward satisfaction of this 80% policy. In addition, the Portfolio may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). The Portfolio may also purchase or sell futures contracts, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in stocks or other investments. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options, forwards or swap transactions, in lieu of investing directly in the stocks making up the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio (including funds advised by the Adviser).
SPDR Dow Jones Global Real Estate ETF
The SPDR Dow Jones Global Real Estate ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the global real estate market. In seeking to track the performance of the Dow Jones Global Select Real Estate Securities Indexsm, the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA FM, the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in sub stantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective. Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in depositary receipts ADRs or GDRs based on securities comprising the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities that are not included in the Index (including common stock, preferred stock, depositary receipts and shares of other investment companies), cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). In seeking to track the Index, the Fund's assets will generally be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries.
SPDR Portfolio Long Term Treasury ETF
The SPDR Portfolio Long Term Treasury ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long term (10+ years) sector of the United States Treasury market. In seeking to track the performance of the Bloomberg Long U.S. Treasury Index, the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA FM, the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective. Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).
State Street Aggregate Bond Index Portfolio
The State Street Aggregate Bond Index Portfolio seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment-grade bond market over the long term. The Portfolio is an “index” fund that seeks to track, before fees and expenses, the total return performance of the Bloomberg U.S. Aggregate Bond Index over the long term. As an “index” fund, the Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.
In seeking to track the performance of the Index, the Portfolio employs a sampling strategy, which means that the Portfolio will not typically purchase all of the securities represented in the Index. Instead, the Portfolio may purchase a subset of the securities in the Index, or securities the Adviser considers to be comparable to securities in the Index, in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The number of holdings in the Portfolio will be based on a number of factors, including asset size of the Portfolio. SSGA FM, the investment adviser to the Portfolio, generally expects the Portfolio to hold fewer than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Portfolio's investment objective. Under normal circumstances, the Portfolio generally invests substantially all, but at least 80%, of its net assets (plus borrowings, if any) in securities comprising the Index or in securities that the Adviser determines have economic characteristics that are comparable to the economic characteristics of securities that comprise the Index. The notional value of the Portfolio's investments in derivatives or other synthetic instruments that provide exposures comparable, in the judgment of the Adviser, to investments in the Index may be counted toward satisfaction of this 80% policy. The Portfolio may also invest in other debt securities, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). The Portfolio may at times purchase or sell futures contracts on fixed-income securities, or options on those futures, in lieu of investing directly in fixed-income securities themselves. The Portfolio may also purchase or sell futures contracts and related options on the Index (or other fixed-income securities indices). The Portfolio might do so, for example, in order to adjust the interest-rate sensitivity of the Portfolio to bring the characteristics of the Portfolio more closely in line with those of the Index. It might also do so to increase its investment exposure pending investment of cash in bonds or other investments or to reduce its investment exposure in situations where it intends to sell a portion of the securities in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, in lieu of investing directly in the stocks making up the Index. The Portfolio may, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio (including funds advised by the Adviser).
SPDR Bloomberg High Yield Bond ETF
The SPDR Bloomberg High Yield Bond ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield corporate bond market. In seeking to track the performance of the Bloomberg High Yield Very Liquid Index, the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA FM, the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective. Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). In seeking to track the Index, the Fund's assets will generally be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. The Fund may use derivatives, including credit default swaps and credit default index swaps, to obtain investment exposure that the Adviser expects to correlate closely with the Index, or a portion of the Index, and in managing cash flows.
SPDR Portfolio Short Term Treasury ETF
The SPDR Portfolio Short Term Treasury ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short term sector of the United States Treasury market. In seeking to track the performance of the Bloomberg 1-3 Year U.S. Treasury Index, the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA FM, the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective. Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).
SPDR Portfolio Short Term Corporate Bond ETF
The SPDR Portfolio Short Term Corporate Bond ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market. In seeking to track the performance of the Bloomberg U.S. 1-3 Year Corporate Bond Index, the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA FM, the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). In seeking to track the Index, the Fund's assets will generally be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. The Fund may use derivatives, including credit default swaps and credit default index swaps, to obtain investment exposure that the Adviser expects to correlate closely with the Index, or a portion of the Index, and in managing cash flows.
SPDR Bloomberg 1-10 Year TIPS ETF
The SPDR Bloomberg 1-10 Year TIPS ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-10 year inflation protected sector of the United States Treasury market. In seeking to track the performance of the Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index, the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA FM, the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF
The SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index composed of a broad range of commodity exposures. The Fund seeks to track the performance of the Bloomberg Enhanced Roll Yield Total Return Index (the “Index”). Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its net assets (plus borrowings, if any), directly or indirectly, in securities and/or other instruments comprising the index it seeks to track or in instruments providing exposure to securities and/or other instruments comprising the index it seeks to track. Prior to any change in this 80% investment policy, the Fund will provide shareholders with 60 days' notice. The Fund seeks to achieve its investment objective primarily through exposure to commodity-linked derivative instruments based on the Index. The Fund expects to gain exposure to these investments by investing in a wholly-owned subsidiary, an exempted limited company organized under the laws of the Cayman Islands (“Subsidiary”). The Fund may, to a lesser extent, invest directly in these instruments. The Fund expects to obtain a substantial amount of its exposure to the investment results of the Index through direct or indirect investments in total return swaps that provide returns similar to the commodity futures contracts in the Index. The Subsidiary and Fund may also invest in other commodity-linked derivative instruments, including futures contracts. The performance of these commodity-linked derivative instruments is expected to correspond to the performance of the Index, without requiring the Fund to invest directly in commodities. The Subsidiary and the Fund may also invest in cash and cash equivalents (including U.S. treasury obligations) or money market instruments (including money market funds advised by SSGA FM), which are intended to provide liquidity, preserve capital, and serve as collateral for the Subsidiary's or Fund's derivative instruments.

The Subsidiary is managed by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, and has the same investment strategy as the Fund. The Fund's investments in the Subsidiary generally provide the Fund with exposure to commodity-linked derivatives instruments within the limits of the federal tax laws, which limit the ability of investment companies like the Fund to invest directly in such instruments. The Fund will not invest more than 25% of the value of its total assets in the Subsidiary.
Index/Trademark Licenses/Disclaimers
The Index Providers are not affiliated with the Trust, the Adviser, the Funds' Administrator, Sub-Administrator, Custodian, Transfer Agent, SSGA FD or any of their respective affiliates. The Adviser (“Licensee”) has entered into license agreements with the Index Providers pursuant to which the Adviser pays a fee to use their respective Indices. The Adviser is sub-licensing rights to the Indices to the Funds at no charge.
The State Street Small/Mid Cap Equity Index Fund has been developed solely by the Adviser. The State Street Small/Mid Cap Equity Index Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.
All rights in the Russell Small Cap Completeness Index (the “Index”) vest in the relevant LSE Group company which owns the Index. “Russell®” is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license.
The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the State Street Small/Mid Cap Equity Index Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the State Street Small/Mid Cap Equity Index Fund or the suitability of the Index for the purpose to which it is being put by the Adviser.
S&P INDICES: The S&P 500 Index and the Dow Jones Global Select Real Estate Securities Index (the “Indices”) are products of S&P Dow Jones Indices LLC, (“SPDJI”), a division of S&P Global or its affiliates, and have been licensed for use by the Adviser. “S&P”, “Standard & Poor's” are registered trademarks of Standard & Poor's Financial Services LLC (“S&P'), a division of S&P Global; "Global Dow” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these marks, together with the names of the S&P Indices, have been licensed for use by SPDJI and sub-licensed for use by the Adviser.
The State Street Equity 500 Index II Portfolio and the SPDR Dow Jones Global Real Estate ETF are not sponsored, endorsed, sold or marketed by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the State Street Equity 500 Index II Portfolio and the SPDR Dow Jones Global Real Estate ETF or any member of the public regarding the advisability of investing in securities generally or in the State Street Equity 500 Index II Portfolio and the SPDR Dow Jones Global Real Estate ETF particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices licenses to Licensee the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the State Street Equity 500 Index II Portfolio and the SPDR Dow Jones Global Real Estate ETF. S&P Dow Jones Indices has no obligation to take the needs of Licensee or the owners of the State Street Equity 500 Index II Portfolio and the SPDR Dow Jones Global Real Estate ETF into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the State Street Equity 500 Index II Portfolio and the SPDR Dow Jones Global Real Estate ETF or the timing of the issuance or sale of the State Street Equity 500 Index II Portfolio and the SPDR Dow Jones Global Real Estate ETF or in the determination or calculation of the equation by which the State Street Equity 500 Index II Portfolio and the SPDR Dow Jones Global Real Estate ETF is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the State Street Equity 500 Index II Portfolio and the SPDR Dow Jones Global Real Estate ETF. S&P Dow Jones Indices LLC is not an investment or tax advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES AND THIRD PARTY LICENSOR SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES AND THIRD PARTY LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF  THE STATE STREET EQUITY 500 INDEX II PORTFOLIO AND THE SPDR DOW JONES GLOBAL REAL ESTATE ETF, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDEX OR THIRD PARTY LICENSOR BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
“Bloomberg®” and the Bloomberg 1-3 Year U.S. Treasury Index, Bloomberg 3-10 Year U.S. Treasury Index, Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index, Bloomberg Long U.S. Treasury Index, Bloomberg U.S. 1-3 Year Corporate Bond Index, Bloomberg U.S. Aggregate Bond Index, Bloomberg High Yield Very Liquid Index, (collectively, the “Bloomberg Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Bloomberg Indices (collectively, “Bloomberg”), and have been licensed for use for certain purposes by the Licensee.
The SPDR Bloomberg 1-10 Year TIPS ETF and SPDR Bloomberg High Yield Bond ETF, along with other products advised by an affiliate of the Licensee (collectively, the “Products”) are not sponsored, endorsed, sold or marketed by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly. The only relationship of Bloomberg to the Licensee in respect of the Bloomberg Indices is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Indices, which are determined, composed and calculated by BISL without regard to the Licensee or the Products. Bloomberg has no obligation to take the needs of the Licensee or the owners of the Products into consideration in determining, composing or calculating the Bloomberg Indices. Bloomberg is not responsible for and has not participated in the determination of the timing, price, or quantities of the Products to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Products' customers, in connection with the administration, marketing or trading of the Products.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE PRODUCTS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE PRODUCTS OR BLOOMBERG INDICES OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
THE FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).THE MSCI INDICES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE LICENSEE.

NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE MSCI FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE MSCI FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDICES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE MSCI FUNDS OR THE ISSUER OR OWNERS OF THE MSCI FUNDS OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE MSCI FUNDS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDICES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE MSCI FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE MSCI FUNDS ARE REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE MSCI FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE MSCI FUNDS.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDICES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE MSCI FUNDS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
NO PURCHASER, SELLER OR HOLDER OF THE MSCI FUNDS, OR ANY OTHER PERSON OR ENTITY, SHOULD USE OR REFER TO ANY MSCI TRADE NAME, TRADEMARK OR SERVICE MARK TO SPONSOR, ENDORSE, MARKET OR PROMOTE THESE FUNDS WITHOUT FIRST CONTACTING MSCI TO DETERMINE WHETHER MSCI'S PERMISSION IS REQUIRED. UNDER NO CIRCUMSTANCES MAY ANY PERSON OR ENTITY CLAIM ANY AFFILIATION WITH MSCI WITHOUT THE PRIOR WRITTEN PERMISSION OF MSCI.
SPDR Trademark. The “SPDR” trademark is used under license from Standard & Poor's Financial Services LLC (“S&P”). No Fund offered by the Trust or its affiliates is sponsored, endorsed, sold or marketed by S&P or its affiliates. S&P makes no representation or warranty, express or implied, to the owners of any Fund or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Index on which the Fund is based to track general stock market performance. S&P is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of Fund Shares. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.
WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING, BUT NOT LIMITED TO, LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Contacting the State Street Funds
Online:	www.ssga.com	24 hours a day, 7 days a week
Phone:	(800) 647-7327	Monday – Friday 8:00 am – 6:00 pm EST
Written requests should be sent to:
Regular mail	Overnight/Registered, Express, Certified Mail
State Street Funds P.O. Box 219737 Kansas City, MO 64121-9737	State Street Funds 801 Pennsylvania Avenue, Suite 219737 Kansas City, MO 64105-1307
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposits in the mail or with such services, or receipt at the Funds' post office box, of purchase orders or redemption requests, do not constitute receipt by the Funds or Transfer Agent.

For more information about the Funds:
The Funds' SAI includes additional information about the Funds and is incorporated by reference into this document. Additional information about the Funds' investments is available in the Funds' most recent annual and semi-annual reports to shareholders and in each Fund's Form N-CSR filing. In a Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. In a Fund's Form N-CSR, you will find the Fund's annual and semi-annual financial statements. The Funds' SAI is available, without charge, upon request. The Funds' annual and semi-annual reports are available, without charge, upon request. Shareholders in the Funds may make inquiries to the Funds to receive such information by calling (800) 997-7327 or the customer service center at the telephone number shown in the accompanying contract prospectus, if applicable. Each Fund's Prospectus, SAI, annual and semi-annual reports to shareholders and other information such as each Fund's financial statements are available, free of charge, on the Funds' website at  www.ssga.com.
Reports and other information about the Funds are available free of charge on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.
SSGA Funds Management, Inc
ONE IRON STREET
BOSTON, MASSACHUSETTS 02210
SSITTDSTATPROThe State Street Institutional Investment Trust's Investment Company Act File Number is 811-09819.